================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07447

                              Virtus Insight Trust
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
              ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                 (MUTUAL FUNDS LOGO)

SEMIANNUAL REPORT

EQUITY FUNDS

Virtus Balanced Allocation Fund
Virtus Core Equity Fund
Virtus Emerging Markets Opportunities Fund
Virtus Value Equity Fund

FIXED INCOME FUNDS

Virtus High Yield Income Fund
Virtus Intermediate Government Bond Fund
Virtus Intermediate Tax-Exempt Bond Fund
Virtus Short/Intermediate Bond Fund
Virtus Tax-Exempt Bond Fund

MONEY MARKET FUNDS

Virtus Insight Government Money Market Fund
Virtus Insight Money Market Fund
Virtus Insight Tax-Exempt Money Market Fund

June 30, 2011
TRUST NAME: VIRTUS INSIGHT TRUST

                                                                (EDELIVERY LOGO)

Not FDIC Insured
No Bank Guarantee
May Lose Value

                               TABLE OF CONTENTS

Message to Shareholders                         1
Key Investment Terms                            2
Disclosure of Fund Expenses                     3
Portfolio Holdings Summary Weightings           5

                                                                  SCHEDULE
                                                                     OF
FUND                                                            INVESTMENTS
 Virtus Balanced Allocation Fund ("Balanced Allocation Fund")             7
 Virtus Core Equity Fund ("Core Equity Fund")                            12
 Virtus Emerging Markets Opportunities Fund
   ("Emerging Markets Opportunities Fund")                               13
 Virtus Value Equity Fund ("Value Equity Fund")                          15
 Virtus High Yield Income Fund ("High Yield Income Fund")                17
 Virtus Intermediate Government Bond Fund
   ("Intermediate Government Bond Fund")                                 22
 Virtus Intermediate Tax-Exempt Bond Fund ("Intermediate
 Tax-Exempt Bond Fund")                                                  24
 Virtus Short/Intermediate Bond Fund ("Short/Intermediate
 Bond Fund")                                                             26
 Virtus Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund")                    29
 Virtus Insight Government Money Market Fund
   ("Insight Government Money Market Fund")                              32
 Virtus Insight Money Market Fund ("Insight Money Market Fund")          33
 Virtus Insight Tax-Exempt Money Market Fund
   ("Insight Tax-Exempt Money Market Fund")                              35
Statements of Assets and Liabilities                                     38
Statements of Operations                                                 40
Statements of Changes in Net Assets                                      42
Financial Highlights                                                     46
Notes to Financial Statements                                            52

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)
     The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust ("Trustees," the "Board"). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

FORM N-Q INFORMATION
     The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the funds under the Virtus Insight Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                         MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

For the six months ended June 30, 2011, the capital markets enjoyed relatively strong performance until weaker economic and labor data pushed markets lower beginning in early May. A late rally at the end of June, largely triggered by positive corporate earnings and surprise manufacturing growth, helped restore some of the gains lost earlier in the period.

Several global challenges contributed to the volatility, among them rising oil and commodity prices; industrial supply disruptions, especially in the technology and automotive industries, in the aftermath of Japan's March earthquake; and the continued fear of a Greek default in the latest chapter of the European sovereign debt crisis. Closer to home, the Federal Reserve's second quantitative easing initiative ("QE2"), which had stimulated the U.S. economy since the fall of 2010, ended on June 30. In its wake, market uncertainty returned, along with worries about the growing U.S. deficit.

World stock markets, in particular, experienced the greatest volatility during the latter part of the period. The S&P 500(R) Index, a broad measure of U.S. equities, gained 6.02 percent for the six months ended June 30, 2011, with most of the gain coming in the first quarter. Similarly, the MSCI EAFE(R) Index
(net), a benchmark for international equities, gained 4.98 percent for the first six months of the year, but just 1.56 percent coming in the second quarter.

In contrast, fixed income markets experienced stronger performance in the second quarter as interest rates declined and bond prices inched up. The Barclays Capital U.S. Aggregate Bond Index, a metric for taxable bond returns, rose 2.72 percent for the six months, with most of that gain in the second quarter. Over the same six-month period, the 10-year Treasury yield rose to a high of 3.73 percent in February, but gradually slid to end at 3.16 percent as demand for these safe-haven assets increased on investor skittishness.

Portfolio diversification takes on added importance during times of market uncertainty. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes can help cushion your overall portfolio against market volatility. Your financial adviser can help you ensure your portfolio is adequately diversified. You may also want to visit our website, http://www.virtus.com, to learn about the full range of Virtus Mutual Funds, including new investment strategies that may be used to diversify a core portfolio.

As always, thank you for investing with Virtus. Our investment team is committed to your financial success.

Sincerely,

(-s- George R. Aylward)

George R. Aylward
President, Virtus Mutual Funds

August 2011

                              KEY INVESTMENT TERMS

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

PIK (PAYMENT-IN-KIND SECURITY)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

QUANTITATIVE EASING ("QE2")
A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

                              VIRTUS INSIGHT TRUST
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2011 TO JUNE 30, 2011

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Insight Trust Fund (each a "Fund") you may incur two types of costs:
(1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares and Class A shares of the Money Market Funds are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE
                                             Beginning         Ending     Annualized    Expenses Paid
                                           Account Value   Account Value   Expense         During
                                          January 1, 2011  June 30, 2011    Ratio          Period*
                                          ---------------  -------------  ----------    --------------
BALANCED ALLOCATION FUND
ACTUAL
Class I                                    $     1,000.00    $  1,058.60       0.84%          $ 4.29
Class A                                          1,000.00       1,057.50        1.09            5.56
Class C                                          1,000.00       1,053.50        1.84            9.37
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                          1,000.00       1,020.57        0.84            4.22
Class A                                          1,000.00       1,019.32        1.09            5.47
Class C                                          1,000.00       1,015.55        1.84            9.24
CORE EQUITY FUND
ACTUAL
Class I                                    $     1,000.00    $  1,084.50       1.02%          $ 5.27
Class A                                          1,000.00       1,083.50        1.28            6.61
Class C                                          1,000.00       1,079.10        2.03           10.46
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                          1,000.00       1,019.67        1.02            5.12
Class A                                          1,000.00       1,018.36        1.28            6.43
Class C                                          1,000.00       1,014.60        2.03           10.19
EMERGING MARKETS OPPORTUNITIES FUND
ACTUAL
Class I                                    $     1,000.00    $  1,053.10       1.38%          $ 7.02
Class A                                          1,000.00       1,052.50        1.63            8.30
Class C                                          1,000.00       1,048.40        2.38           12.09
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                          1,000.00       1,017.86        1.38            6.93
Class A                                          1,000.00       1,016.61        1.63            8.18
Class C                                          1,000.00       1,012.84        2.38           11.95
VALUE EQUITY FUND
ACTUAL
Class I                                    $     1,000.00    $  1,085.10       0.98%          $ 5.07
Class A                                          1,000.00       1,083.90        1.23            6.36
Class C                                          1,000.00       1,079.90        1.98           10.21
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                          1,000.00       1,019.87        0.98            4.92
Class A                                          1,000.00       1,018.61        1.23            6.18
Class C                                          1,000.00       1,014.85        1.98            9.94
HIGH YIELD INCOME FUND
ACTUAL
Class I                                    $     1,000.00    $  1,040.30       0.74%          $ 3.74
Class A                                          1,000.00       1,040.00        0.98            4.96
Class C                                          1,000.00       1,036.20        1.73            8.73
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                          1,000.00       1,021.07        0.74            3.72
Class A                                          1,000.00       1,019.87        0.98            4.92
Class C                                          1,000.00       1,016.10        1.73            8.69
INTERMEDIATE GOVERNMENT BOND FUND
ACTUAL
Class I                                    $     1,000.00   $  1,019.20        0.65%          $ 3.25
Class A                                          1,000.00      1,017.90        0.90             4.50
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                          1,000.00      1,021.53        0.65             3.26
Class A                                          1,000.00      1,020.27        0.90             4.52

                              VIRTUS INSIGHT TRUST
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2011 TO JUNE 30, 2011

EXPENSE TABLE
                                             Beginning         Ending      Annualized  Expenses Paid
                                            Account Value   Account Value   Expense        During
                                           January 1, 2011  June 30, 2011    Ratio        Period*
                                           ---------------  -------------  ----------  --------------
INTERMEDIATE TAX-EXEMPT BOND FUND
ACTUAL
Class I                                    $     1,000.00   $  1,028.70         0.60%  $         3.02
Class A                                          1,000.00      1,028.40         0.85             4.27
Class C                                          1,000.00      1,024.60         1.60             8.03
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                          1,000.00      1,021.78         0.60             3.01
Class A                                          1,000.00      1,020.52         0.85             4.27
Class C                                          1,000.00      1,016.76         1.60             8.03
SHORT/INTERMEDIATE BOND FUND
ACTUAL
Class I                                    $     1,000.00   $  1,019.00         0.70%  $         3.50
Class A                                          1,000.00      1,017.70         0.95             4.75
Class C                                          1,000.00      1,014.00         1.70             8.49
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                          1,000.00      1,021.28         0.70             3.51
Class A                                          1,000.00      1,020.02         0.95             4.77
Class C                                          1,000.00      1,016.26         1.70             8.53
TAX-EXEMPT BOND FUND
ACTUAL
Class I                                    $     1,000.00   $  1,040.30         0.60%  $         3.04
Class A                                          1,000.00      1,038.00         0.85             4.30
Class C                                          1,000.00      1,035.20         1.60             8.07
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                          1,000.00      1,021.78         0.60             3.01
Class A                                          1,000.00      1,020.52         0.85             4.27
Class C                                          1,000.00      1,016.76         1.60             8.03

EXPENSE TABLE
                                             Beginning          Ending       Annualized  Expenses Paid
                                           Account Value     Account Value     Expense       During
                                           January 1, 2011   June 30, 2011       Ratio       Period*
                                           ---------------  ---------------  ----------  -------------
INSIGHT GOVERNMENT MONEY MARKET FUND
ACTUAL
Class I                                     $     1,000.00   $    1,000.00         0.14% $       0.69
Class A                                           1,000.00        1,000.00         0.15          0.74
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                           1,000.00        1,024.09         0.14          0.70
Class A                                           1,000.00        1,024.04         0.15          0.75
INSIGHT MONEY MARKET FUND
ACTUAL
Class I                                     $     1,000.00   $    1,000.50         0.19% $       0.94
Class A                                           1,000.00        1,000.10         0.28          1.39
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                           1,000.00        1,023.84         0.19          0.95
Class A                                           1,000.00        1,023.38         0.28          1.41
INSIGHT TAX-EXEMPT MONEY MARKET FUND
ACTUAL
Class I                                     $     1,000.00   $    1,000.10         0.17% $       0.84
Class A                                           1,000.00        1,000.10         0.17          0.84
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I                                           1,000.00        1,023.94         0.17          0.85
Class A                                           1,000.00        1,023.94         0.17          0.85

----------
* Expenses are equal to the Funds' annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
   (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

   The Funds may invest in other funds. The annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

   You can find more information about the Funds' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                              VIRTUS INSIGHT FUNDS
                     PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                       JUNE 30, 2011 (UNAUDITED)

For each Fund, the following tables present asset allocations within certain sectors and as a percentage of total investments.

                            BALANCED ALLOCATION FUND

Common Stocks                                          64%
  Information Technology                      12%
  Health Care                                  9
  Financials                                   8
  All Other Sectors                           35
Mortgage-Backed Securities                             15
Corporate Bonds                                         9
U.S.Government Securities                               2
Asset-Backed Securities                                 2
U.S.Agency Obligations                                  1
Other (includes short-term investments and
 securities lending collateral)                         7
                                                     ----
Total                                                 100%
                                                     ====

                                CORE EQUITY FUND

Information Technology                           18%
Health Care                                      14
Consumer Discretionary                           13
Energy                                           13
Industrials                                      11
Financials                                       10
Consumer Staples                                  7
Other (includes short-term investments  and
 securities lending collateral)                  14
                                                ---
Total                                           100%
                                                ===

                      EMERGING MARKETS OPPORTUNITIES FUND

Consumer Staples                                 36%
Financials                                       20
Information Technology                           11
Consumer Discretionary                            7
Utilities                                         7
Materials                                         5
Energy                                            3
Other (includes short-term investments and
 securities lending collateral)                  11
                                                ---
Total                                           100%
                                                ===

                               VALUE EQUITY FUND

Financials                                       20%
Health Care                                      15
Energy                                           13
Industrials                                      10
Consumer Discretionary                            9
Consumer Staples                                  7
Information Technology                            7
Other (includes short-term investments and
 securities lending collateral)                  19
                                                ---
Total                                           100%
                                                ===

                             HIGH YIELD INCOME FUND

Corporate Bonds                                  97%
Consumer Discretionary                   27%
Energy                                   17
Industrials                              12
Health Care                              12
All Others                               29
Other (includes short-term investments)           3
                                               ----
Total                                           100%
                                               ====

INTERMEDIATE GOVERNMENT BOND FUND

Mortgage-Backed Securities                   39%
U.S. Government Agency Obligations           32
U.S. Government Securities                   27
Other (includes short-term investments)       2
                                            ---
Total                                       100%
                                            ===

                                       5

                              VIRTUS INSIGHT FUNDS
                     PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                     JUNE 30, 2011 (UNAUDITED) (CONTINUED)

                       INTERMEDIATE TAX-EXEMPT BOND FUND

Illinois                                           16%
Alabama                                            14
California                                          8
Puerto Rico                                         8
Colorado                                            7
New York                                            7
Texas                                               7
Other (includes short-term investments)            33
                                                  ---
Total                                             100%
                                                  ===

                          SHORT/INTERMEDIATE BOND FUND

Corporate Bonds                                  51%
   Financials                            25%
   Consumer Discretionary                 5
   All Other Sectors                     21
Mortgage-Backed Securities                       23
Asset-Backed Securities                          11
U.S. Government Securities                       10
Other (includes short-term investments)           5
                                                ---
Total                                           100%
                                                ===

                              TAX-EXEMPT BOND FUND

California                                       12%
Illinois                                         12
New York                                         10
Texas                                            7
Florida                                          6
Puerto Rico                                      6
Iowa                                             5
Other (includes short-term investments)          42
                                                ---
Total                                           100%
                                                ===

                      INSIGHT GOVERNMENT MONEY MARKET FUND

Federal Agency Securities                       45%
Repurchase Agreements                           38
U.S. Government Securities                       9
Money Market Mutual Funds                        8
                                               ---
Total                                          100%
                                               ===

                           INSIGHT MONEY MARKET FUND

Commercial Paper                                  52%
Repurchase Agreements                             13
Certificates of Deposit                           10
Money Market Mutual Funds                         10
Promissory Notes                                   5
Variable Rate Demand Obligations - Municipal       3
Medium Term Notes                                  3
Federal Agency Securities                          2
U.S. Government Securities                         2
                                                 ---
Total                                            100%
                                                 ===

                      INSIGHT TAX-EXEMPT MONEY MARKET FUND

Variable Rate Demand Obligations                  73%
Commercial Paper - Municipal                      24
Money Market Mutual Funds                          3
                                                 ---
Total                                            100%
                                                 ===

                        VIRTUS BALANCED ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                PAR
                                               VALUE         VALUE
                                              -------      ---------
U.S. GOVERNMENT SECURITIES-2.4%
U.S. Treasury Bond
  6.250%, 8/15/23                               $  64        $    81
  3.500%, 2/15/39                                 460            395
  4.250%, 5/15/39                                 385            378
U.S. Treasury Note
  2.000%, 11/30/13                                275            284
  4.000%, 2/15/15                                  65             71
  2.375%, 7/31/17                                  80             81
  3.750%, 11/15/18                                370            401
                                                              ------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,703)                                       1,691
                                                              ------

U.S. GOVERNMENT AGENCY OBLIGATIONS-1.0%
Israel Government AID Bond
  Series 7-Z
  0.000%, 8/15/22                                 690            437
Rowan Cos., Inc.
  4.330%, 5/1/19                                  229            241
                                                              ------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $644)                                           678
                                                              ------

MORTGAGE-BACKED SECURITIES-15.8%

AGENCY-9.0%
FHLMC
  5.500%, 7/1/35                                  254            276
  6.000%, 12/1/36                                 195            215
FHLMC REMIC
  2513, JE 5.000%, 10/15/17                       298            319
  2886, BE 4.500%, 11/15/19                       260            282
  2886, CK 5.000%, 11/15/19                       280            309
  2835, HB 5.500%, 8/15/24                        284            311
  3814, B 3.000%, 2/15/26                         255            234
FNMA
  4.500%, 1/1/20                                  131            140
  7.500%, 11/1/26                                  --(5)          --(5)
  7.500%, 3/1/27                                    1              1
  7.500%, 3/1/27                                    5              6
  5.500%, 12/1/33                                 122            132
  5.500%, 1/1/34                                   72             78
  5.000%, 7/1/34                                  237            253
  5.000%, 11/1/34                                  47             51
  2.203%, 1/1/35(3)                               119            123
  6.000%, 3/1/35                                   48             53
  5.500%, 6/1/35                                  105            114
  5.500%, 7/1/35                                   94            102
  5.000%, 9/1/35                                  198            212
  6.500%, 5/1/36                                  225            255
  5.000%, 6/1/40                                  315            337
  4.000%, 2/1/41                                  456            457
  4.500%, 2/1/41                                  561            582
FNMA Grantor Trust
  00-T8, A
  7.441%, 12/25/30(3)                              13             15
GNMA
  8.000%, 11/15/26                                 13             15
  7.000%, 9/15/31                                   2              3
  5.500%, 7/15/33                                  96            107
  5.000%, 9/15/39                                 391            426
  4.500%, 3/20/41                                 447            472

AGENCY-CONTINUED
GNMA Structured Securities
  03-17, AB
  4.650%, 7/16/31                                 175            185
  04-108, C
  5.039%, 12/16/32(3)                             195            210
  11-38, AB
  2.528%, 6/16/34                                 228            233
                                                               -----
                                                               6,508
                                                               -----
NON-AGENCY-6.8%
Adjustable Rate Mortgage Trust
  05-11, 2A42
  2.907%, 2/25/36 (3)                             530            240
Bear Stearns Commercial
  Mortgage Securities, Inc.
  06-T22, A4
  5.707%, 4/12/38(3)                              195            216
  06-PW14, A4
  5.201%, 12/11/38                                165            178
  04-T14, A4
  5.200%, 1/12/41(3)                              265            285
  05-T18, A4
  4.933%, 2/13/42(3)                              275            295
  07-PW15, A2
  5.205%, 2/11/44                                 131            132
Citigroup-Deutsche Bank
  Commercial Mortgage Trust
  06-CD3, A2
  5.560%, 10/15/48                                244            246
Countrywide Home Loans
  Series 03-J6, 1A1
  5.500%, 8/25/33                                 111            119
GMAC Mortgage Corp. Loan
  Trust 05-AR3, 3A3
  3.092%, 6/19/35(3)                               39             37
Greenwich Capital Commercial
  Funding Corp. 07-GG9, A4
  5.444%, 3/10/39                                 330            354
GSR Mortgage Loan Trust
  05-4F, 3A1
  6.500%, 4/25/20                                 186            191
Lehman Brothers-UBS
Commercial Mortgage Trust
  05-C2, A2 4.821%, 4/15/30                        13             13
  06-C3, A4 5.661%, 3/15/39(3)                    330            361
MASTR Adjustable Rate
  Mortgages Trust
  05-8, 3A1
  6.000%, 12/25/35 (3)                            381            261
MASTR Alternative Loans Trust
  04-10, 3A1
  5.000%, 9/25/19                                 217            220
  04-13, 12A1
  5.500%, 12/25/19                                 96            100
  04-13, 8A1
  5.500%, 1/25/25                                  74             74
MASTR Asset Securitization Trust
  03-7, 4A33
  5.250%, 9/25/33                                 129            134
  03-10, 3A1
  5.500%, 11/25/33                                155            161

NON-AGENCY-CONTINUED
Morgan Stanley Mortgage
  Loan Trust 06-7, 5A2
  5.962%, 6/25/36(3)                              284            153
Residential Funding Mortgage
  Securities II, Inc. 01-HS2, A5
  7.420%, 4/25/31(3)                               17             17
Residential Funding Securities
  LLC 03-RM2, AII
  5.000%, 5/25/18                                 125            129
Structured Asset Securities Corp.
  03-34A, 6A
  2.567%, 11/25/33(3)                              92             85
  05-2XS, 2A2
  1.694%, 2/25/35(3)                               66             50
  05-15, 4A1
  6.000%, 8/25/35                                 140            122
Washington Mutual Alternative
  Mortgage Pass-Through
  Certificates
  05-4, CB7
  5.500%, 6/25/35                                293             245
  05-6, 2A7
  5.500%, 8/25/35                                122             117
Washington Mutual Mortgage
  Pass-Through Certificates
  02-S8, 2A7
  5.250%, 1/25/18                                81              83
  03-S11, A1
  5.000%, 11/25/33                               233             239
                                                              ------
                                                               4,857
                                                              ------

TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,472)                                     11,365
                                                              ------

ASSET-BACKED SECURITIES-2.3%
Ally Auto Receivables Trust
  11-1, A4
  2.230%, 3/15/16                                225             229
Bank of America Auto Trust
  10-2, A3
  1.310%, 7/15/14                                325             327
Ford Credit Auto Owner Trust
  09-B, A4
  4.500%, 7/15/14                                215             226
Mercedes-Benz Auto
  Receivables Trust
  09-1, A3
  1.670%, 1/15/14                                265             267
  10-1, A3
  1.420%, 8/15/14                                220             222
Triad Auto Receivables
  Owner Trust 07-B, A4A
  5.430%, 7/14/14                                178             184
World Omni Automobile
  Lease Securitization Trust
  09-A, A3
  1.650%, 2/15/13                                222             223
                                                           ---------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,657)                                       1,678
                                                           ---------

                       See Notes to Financial Statements

                        VIRTUS BALANCED ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                              PAR
                                             VALUE            VALUE
                                           ----------        --------
CORPORATE BONDS AND NOTES-9.3%

CONSUMER DISCRETIONARY-0.8%
Comcast Corp.
  5.150%, 3/1/20                             $    130         $   140
DIRECTV Holdings
  LLC/DIRECTV Financing
  Co., Inc.
  5.000%, 3/1/21                                  150              155
Time Warner Cable, Inc.
  5.000%, 2/1/20                                  225              234
                                                                 -----
                                                                   529
                                                                 -----
CONSUMER STAPLES-0.2%
Procter & Gamble Co. ESOP
  Series A
  9.360%, 1/1/21                                  121              157
                                                                 -----
ENERGY-0.5%
ConocoPhillips Holding Co.
  6.950%, 4/15/29                                 165              201
Devon Energy Corp.
  7.950%, 4/15/32                                 125              162
                                                                 -----
                                                                   363
                                                                 -----
FINANCIALS-3.7%
American Express Credit Corp.
  5.125%, 8/25/14                                 215              235
Associates Corp. North America
  6.950%, 11/1/18                                  60               68
AvalonBay Communities, Inc.
  6.100%, 3/15/20                                 220              246
Bank of America Corp.
  5.000%, 5/13/21                                 220              217
Boston Properties LP
  4.125%, 5/15/21                                 175              167
Citigroup, Inc.
  5.850%, 7/2/13                                  125              134
General Electric Capital Corp.
  4.875%, 3/4/15                                  75                82
Merrill Lynch & Co., Inc.
  6.050%, 8/15/12                                 100              105
National Rural Utilities
Cooperative Finance Corp.
  3.050%, 3/1/16                                  225              232
PNC Funding Corp.
  3.625%, 2/8/15                                  230              242
Prudential Financial, Inc.
  3.000%, 5/12/16                                 250              248
  5.375%, 6/21/20                                 120              126
Royal Bank of Scotland
  Group (The) plc
  5.000%, 10/1/14                                 200              197
Travelers Cos., Inc. (The)
  5.500%, 12/1/15                                 325              365
                                                                 -----
                                                                 2,664
                                                                 -----
HEALTH CARE-0.4%
Merck & Co., Inc.
  6.500%, 12/1/33                                 150              177
Unitedhealth Group, Inc.
  5.950%, 2/15/41                                 125              128
                                                                 -----
                                                                   305
                                                                 -----


INDUSTRIALS-1.0%
Boeing Co. (The)
  3.500%, 2/15/15                                  175             185
  8.750%, 9/15/31                                  100             136
Caterpillar, Inc.
  5.200%, 5/27/41                                  200             200
Republic Services, Inc.
  5.500%, 9/15/19                                  200             218
                                                                 -----
                                                                   739
                                                                 -----

INFORMATION TECHNOLOGY-0.3%
Hewlett-Packard Co.
  2.125%, 9/13/15                                  240             240
                                                                 -----
MATERIALS-0.3%
Airgas, Inc. 2.850%, 10/1/13                       230             236
                                                                 -----

TELECOMMUNICATION SERVICES-1.0%
BellSouth Corp.
  6.000%, 11/15/34                                 235             237
Verizon Global Funding Corp.
  7.750%, 12/1/30                                   30              38
Vodafone Group plc
  3.375%, 11/24/15                                 400             415
                                                                 -----
                                                                   690
                                                                 -----
UTILITIES-1.1%
America Water Works
  6.593%, 10/15/37                                 130             141
Consolidated Edison Co.
  of New York
  5.700%, 2/1/34                                    50              52
Dominion Resources, Inc.
  5.200%, 8/15/19                                  200             218
Southern Co.
  2.375%, 9/15/15                                  240             240
Virginia Electric & Power Co.
  Series A
  4.750%, 3/1/13                                   100             106
                                                                 -----
                                                                   757
                                                                 -----
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $6,362)                                         6,680
                                                                 -----

                                                 SHARES          VALUE
                                                 ------         ------
PREFERRED STOCK-0.2%
FINANCIALS-0.1%
Glacier Bancorp, Inc. 3.73%                      7,845             106
                                                                 -----

TELECOMMUNICATION SERVICES-0.1%
Telecommunicacoes de
Sao Paulo SA 12.71%                              1,712              51
                                                                 -----

TOTAL PREFERRED STOCK
(IDENTIFIED COST $138)                                             157
                                                                 -----

COMMON STOCKS-67.8%
CONSUMER DISCRETIONARY-8.3%
American Public Education,
  Inc.(2)                                        1,350              60
Amerigon, Inc.(2)                                4,350              76
AutoZone, Inc.(2)                                  250              74
Body Central Corp.(2)                            3,400              80
Buffalo Wild Wings, Inc.(2)                        900              60
Collective Brands, Inc.(2)(4)                    5,140              76
Comcast Corp. Class A                            6,650             169
DIRECTV Class A(2)                              14,450             734
Dollar Tree, Inc.(2)                             7,100             473
Fred's, Inc. Class A                             2,400              35
H&R Block, Inc.(4)                               4,900              79
Helen of Troy Ltd.(2)                            4,000             138
Honda Motor Co., Ltd.
  Sponsored ADR                                  1,590              61
Knology, Inc.(2)                                 5,850              87
Macy's, Inc.                                    12,000             351
Magna International, Inc.
  Class A                                        1,072              58
McDonald's Corp.                                 2,400             202
Panera Bread Co. Class A(2)                        875             110
Pearson plc Sponsored ADR                        3,720              71
PetSmart, Inc.                                   4,500             204
priceline.com, Inc.(2)(4)                          180              92
Ross Stores, Inc.                                2,500             200
Scholastic Corp.                                 3,700              98
Shuffle Master, Inc.(2)                          2,750              26
Shutterfly, Inc.(2)(4)                             700              40
Sinclair Broadcast Group,
  Inc. Class A                                  11,400             125
Stage Stores, Inc.                               8,600             144
Superior Industries
  International, Inc.                            1,650              36
Time Warner Cable, Inc.                          9,400             734
TJX Cos., Inc.(4)                               10,800             567
TRW Automotive Holdings
  Corp.(2)                                       8,000             472
Vail Resorts, Inc.                               2,435             113
ValueVision Media, Inc.
  Class A(2)                                     4,750              36
Vitamin Shoppe, Inc.(2)                            700              32
WPP plc Sponsored ADR                            1,021              64
                                                                 -----
                                                                 5,977
                                                                 -----

CONSUMER STAPLES-4.7%
Coca-Cola Co. (The)                              1,950             131
Colgate-Palmolive Co.                            1,250             109
Companhia Brasileira de
Distribuicao Grupo Pao de
  Acucar ADR(4)                                    525              25
Corn Products International,
Inc.                                             2,425             134
Costco Wholesale Corp.                           2,200             179
Cresud S.A.C.I.F. y A
  Sponsored ADR                                  5,160              84
Delhaize Group SA
  Sponsored ADR                                    735              55
Diageo plc Sponsored ADR(4)                        735              60
Fomento Economico
  Mexicano S.A.B. de C.V.
  Sponsored ADR                                    575              38
Hansen Natural Corp.(2)                          2,150             174
Herbalife Ltd.                                   2,425             140
Kroger Co. (The)(4)                             12,100             300
Lorillard, Inc.                                  1,100             120
Pantry, Inc., (The)(2)                           6,950             131

                       See Notes to Financial Statements

                        VIRTUS BALANCED ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                SHARES              VALUE
                                ------              ------
CONSUMER STAPLES-CONTINUED
Philip Morris International,
  Inc.                           3,700              $  247
Procter & Gamble Co. (The)       1,800                 115
Smart Balance, Inc.(2)           9,000                  47
SunOpta, Inc.(2)                 3,105                  22
Tyson Foods, Inc. Class A        4,500                  87
Wal-Mart Stores, Inc.            8,000                 425
Walgreen Co.                    17,200                 730
                                                     -----
                                                     3,353
                                                     -----
ENERGY-7.9%
Chevron Corp.                    6,900                 710
CNOOC Ltd. ADR                      85                  20
Complete Production
  Services, Inc.(2)              4,600                 153
ConocoPhillips                  13,350               1,004
Core Laboratories N.V.             750                  84
ENI S.p.A. Sponsored ADR           620                  29
Exxon Mobil Corp.               17,100               1,392
Gran Tierra Energy, Inc.(2)      5,000                  33
Hess Corp.                       2,600                 194
Marathon Oil Corp.               1,550                  82
National Oilwell Varco, Inc.     5,575                 436
Oasis Petroleum, Inc.(2)(4)      1,400                  42
Occidental Petroleum Corp.       4,800                 499
Parker Drilling Co.(2)          18,450                 108
Peabody Energy Corp.             4,900                 289
PetroChina Co., Ltd. ADR           245                  36
Repsol YPF SA Sponsored
ADR                              1,265                  44
Royal Dutch Shell plc ADR(4)     1,060                  75
Statoil ASA Sponsored
ADR                              2,755                  70
Suncor Energy, Inc.                525                  21
Tesco Corp.(2)                   2,600                  50
TETRA Technologies, Inc.(2)      8,100                 103
Total SA Sponsored ADR             960                  55
Vaalco Energy, Inc.(2)          29,750                 179
                                                     -----
                                                     5,708
                                                     -----
FINANCIALS-7.9%
Aegon NV American
  Registered Shares(2)           5,750                  39
Allianz SE ADR                   6,995                  98
Allied World Assurance Co.
  Holdings Ltd.                  5,200                 299
American Safety Insurance
  Holdings Ltd.(2)               4,000                  77
Ameriprise Financial, Inc.       8,300                 479
amerisafe, Inc.(2)               4,400                  99
Assurant, Inc.                   4,000                 145
BanColombia SA
  Sponsored ADR                    295                  20
BlackRock, Inc.                    325                  62
Brookfield Asset
  Management, Inc. Class A         775                  26
Brookfield Properties Corp.      2,318                  45
CommonWealth REIT                4,050                 105
Coresite Realty Corp.            1,700                  28
Deutsche Bank AG                   893                  53
Dollar Financial Corp.(2)        3,300                  71
Encore Capital Group, Inc.(2)    7,450                 229
Endurance Specialty
  Holdings Ltd.                  5,100                 211
Equity Lifestyle Properties,
  Inc.                           2,820                 176
EZCORP, Inc. Class A(2)          3,200                 114
First Bancorp                    6,350                  65
Grupo Financiero Galicia
  S.A. ADR                       1,925                  26
Highwoods Properties, Inc.(4)    4,170                 138
HSBC Holdings plc
  Sponsored ADR                    575                  28
ICG Group, Inc.(2)               7,800                  95
ICICI Bank Ltd. Sponsored
  ADR(4)                           705                  35
ING Groep N.V. ADR(2)            2,275                  28
IntercontinentalExchange,
  Inc.(2)(4)                       610                  76
JPMorgan Chase & Co.             6,600                 270
Legg Mason, Inc.                 2,400                  79
Meadowbrook Insurance
  Group, Inc.                   14,850                 147
Mitsubishi UFJ Financial
  Group, Inc. ADR(4)             9,125                  44
Morgan Stanley                   3,550                  82
One Liberty Properties, Inc.     6,200                  96
ORIX Corp. Sponsored ADR         1,205                  59
Prosperity Bancshares, Inc.(4)   4,100                 180
PS Business Parks, Inc.          2,200                 121
Reinsurance Group of
  America, Inc.                  6,625                 403
Shinhan Financial Group Co.,
  Ltd.(4)                          356                  34
Travelers Cos., Inc. (The)       9,300                 543
UBS AG(2)                        1,740                  32
Unitrin, Inc.                    4,700                 139
Wells Fargo & Co.               11,700                 328
WesBanco, Inc.                   7,050                 139
Westpac Banking Corp.
  Sponsored ADR(4)                 740                  89
                                                     -----
                                                     5,652
                                                     -----
HEALTH CARE-9.7%
Abbott Laboratories              1,300                  68
AMAG Pharmaceuticals,
  Inc.(2)                        1,450                  27
American Dental Partners,
  Inc.(2)                        7,900                 102
AMERIGROUP Corp.(2)              3,600                 254
Amgen, Inc.(2)                   9,050                 528
AmSurg Corp.(2)                  6,120                 160
ArthroCare Corp.(2)                950                  32
AstraZeneca plc Sponsored
  ADR(4)                        13,643                 683
athenahealth, Inc.(2)(4)         1,550                  64
Biogen Idec, Inc.(2)             3,530                 378
Centene Corp.(2)                 1,000                  36
Cyberonics, Inc.(2)              1,600                  45
Dr. Reddy's Laboratories
  Ltd. ADR                         595                  21
Eli Lilly & Co.                 12,900                 484
Endo Pharmaceuticals
  Holdings, Inc.(2)              9,800                 394
Forest Laboratories, Inc.(2)(4) 16,050                 631
Genomic Health, Inc.(2)          1,000                  28
Gilead Sciences, Inc.(2)         2,850                 118
GlaxoSmithKline plc
  Sponsored ADR                  1,618                  69
Hologic, Inc.(2)                 7,500                 151
Humana, Inc.                     9,470                 763
Kinetic Concepts, Inc.(2)        2,000                 115
Luminex Corp.(2)                 1,800                  38
Medicines Co. (The)(2)          10,550                 174
Medicis Pharmaceutical
  Corp. Class A                  1,100                  42
Merck & Co., Inc.                1,750                  62
Novartis AG ADR                  2,625                 160
Novo Nordisk A/S
  Sponsored ADR(4)                 664                  83
NuVasive, Inc.(2)(4)             1,550                  51
Omnicell, Inc.(2)                3,600                  56
Onyx Pharmaceuticals, Inc.(2)      900                  32
Par Pharmaceutical Cos.,
  Inc.(2)                          950                  31
PharMerica Corp.(2)             10,292                 131
Sanofi-Aventis SA ADR            1,070                  43
SonoSite, Inc.(2)                1,950                  69
Targacept, Inc.(2)               1,000                  21
UnitedHealth Group, Inc.         9,500                 490
Vanda Pharmaceuticals,
  Inc.(2)(4)                     3,400                  24
ViroPharma, Inc.(2)              1,750                  32
WellCare Health Plans, Inc.(2)   1,200                  62
Wright Medical Group, Inc.(2)   12,400                 186
                                                     -----
                                                     6,938
                                                     -----
INDUSTRIALS-8.8%
3M Co.                           3,200                 304
AerCap Holdings N.V.(2)          3,105                  40
Alamo Group, Inc.                3,100                  73
Amerco, Inc.(2)                    680                  65
Atlas Air Worldwide
  Holdings, Inc.(2)              2,150                 128
CIRCOR International, Inc.         550                  24
Clean Harbors, Inc.(2)             875                  90
CNH Global N.V.(2)               1,885                  73
Consolidated Graphics, Inc.(2)   2,250                 124
CSX Corp.                       24,900                 653
Cummins, Inc.                      700                  72
Danaher Corp.                    4,700                 249
Fly Leasing Ltd. ADR             5,100                  67
General Electric Co.             6,800                 128
Gol Linhas Aereas
  Inteligentes S.A. ADR          1,620                  20
Honeywell International, Inc.    2,125                 127
ICF International, Inc.(2)       3,950                 100
IHS, Inc. Class A(2)             3,100                 259
Insperity, Inc.                  2,200                  65
Joy Global, Inc.(4)              4,800                 457
Kadant, Inc.(2)                  6,100                 192
Kubota Corp. ADR                 1,185                  53
L.B. Foster Co.                    835                  27
Mitsui & Co., Ltd.
  Sponsored ADR                    145                  51
Mobile Mini, Inc.(2)             2,050                  43

                       See Notes to Financial Statements

                        VIRTUS BALANCED ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                   SHARES             VALUE
                                   ------            -------
INDUSTRIALS-CONTINUED
MYR Group, Inc.(2)                  2,250            $    53
NN, Inc.(2)                         3,100                 46
Northrop Grumman Corp.              4,600                319
Odyssey Marine Exploration,
  Inc.(2)(4)                        6,530                 20
Powell Industries, Inc.(2)          2,600                 95
RailAmerica, Inc.(2)               13,500                203
Raytheon Co.                        8,400                419
Regal-Beloit Corp.                  1,090                 73
Resources Connection, Inc.          4,650                 56
Roadrunner Transportation
  Systems, Inc.(2)                  3,100                 47
Roper Industries, Inc.                725                 60
Siemens AG Sponsored
  ADR(4)                            4,612                634
Stericycle, Inc.(2)                   900                 80
SYKES Enterprises, Inc.(2)          2,950                 64
Tam SA Sponsored ADR(4)               895                 20
Timken Co. (The)                    4,700                237
TransDigm Group, Inc.(2)              950                 87
TrueBlue, Inc.(2)                   2,250                 33
UniFirst Corp.                      2,800                157
Wabtec Corp.                        1,600                105
                                                       -----
                                                       6,292
                                                       -----
INFORMATION TECHNOLOGY-13.6%
ACI Worldwide, Inc.(2)               1,750                59
Alliance Data Systems
  Corp.(2)(4)                        1,925               181
Altera Corp.                         5,075               235
Analog Devices, Inc.                 4,300               168
Apple, Inc.(2)                       4,255             1,428
Applied Micro Circuits
  Corp.(2)                           4,200                37
ARM Holdings plc
Sponsored ADR                          800                23
ASM International N.V.                 625                25
Black Box Corp.                      3,300               103
BMC Software, Inc.(2)                1,125                62
Check Point Software
  Technologies Ltd.(2)               3,075               175
Cognizant Technology
  Solutions Corp. Class A(2)         2,825               207
Coherent, Inc.(2)                    1,100                61
CommVault Systems, Inc.(2)           1,450                64
Datalink Corp.(2)                    6,050                42
Demandtec, Inc.(2)                   2,050                19
Euronet Worldwide, Inc.(2)           6,320                97
FEI Co.(2)                           1,650                63
Global Payments, Inc.                3,075               157
Glu Mobile, Inc.(2)(4)               4,600                24
Google, Inc. Class A(2)                590               299
Hewlett-Packard Co.                  4,200               153
Hitachi Ltd. ADR(4)                  1,755               105
IAC/InterActive Corp.(2)             3,950               151
Infospace, Inc.(2)                   5,400                49
Intel Corp.                         16,700               370
Intermec, Inc.(2)                    3,750                41
International Business
  Machines Corp.                     5,200               892
Intuit, Inc.(2)                      2,600               135
JDA Software Group, Inc.(2)          3,340               103
JinkoSolar Holding Co.Ltd.
  ADR(2)(4)                          2,355                62
Lam Research Corp.(2)                3,500               155
LeCroy Corp.(2)                      3,300                40
LG Display Co., Ltd. ADR(4)          1,965                28
Liquidity Services, Inc.(2)          2,750                65
LTX-Credence Corp.(2)               10,995                98
Microsoft Corp.                     28,265               735
Mindspeed Technologies,
  Inc.(2)                            4,400                35
MKS Instruments, Inc.                5,950               157
NetScout Systems, Inc.(2)            2,800                59
NeuStar, Inc. Class A(2)               950                25
Newport Corp.(2)                     4,950                90
Novellus Systems, Inc.(2)(4)         5,900               213
Oplink Communications,
  Inc.(2)                            7,050               131
OPNET Technologies, Inc.             1,550                64
Oracle Corp.                        27,250               897
PC-Tel, Inc.(2)                      7,650                50
Pericom Semiconductor
  Corp.(2)                           4,100                37
QUALCOMM, Inc.(4)                    5,320               302
Red Hat, Inc.(2)                     1,550                71
SanDisk Corp.(2)                     7,500               311
Seachange International,
  Inc.(2)                            2,450                26
Sigma Designs, Inc.(2)               3,500                27
Symantec Corp.(2)                    9,800               193
Synopsys, Inc.(2)                    2,300                59
Texas Instruments, Inc.(4)           7,000               230
Vocus, Inc.(2)                       2,450                75
XO Group, Inc.(2)                    3,500                35
                                                       -----
                                                       9,798
                                                       -----
MATERIALS-4.0%
Agrium, Inc.(4)                         967               85
BHP Billiton Ltd. Sponsored
  ADR(4)                                525               50
Boise, Inc.                          16,250              127
Braskem SA Sponsored
  ADR(4)                              2,768               81
Buckeye Technologies, Inc.            6,300              170
CF Industries Holdings, Inc.          1,005              142
Cliffs Natural Resources, Inc.        1,275              118
Crown Holdings, Inc.(2)               3,000              116
Domtar Corp.                          4,600              436
Freeport-McMoRan Copper
  & Gold, Inc.(4)                    14,050              743
Kraton Performance
  Polymers, Inc.(2)                   1,000               39
LyondellBasell Industries N.V.          600               23
Minerals Technologies, Inc.           2,350              156
Monsanto Co.                          1,025               74
OM Group, Inc.(2)                       750               30
PolyOne Corp.                         8,550              132
POSCO ADR                               525               57
Rio Tinto plc Sponsored
  ADR                                 1,250               90
Rock-Tenn Co. Class A                 1,900              126
TPC Group, Inc.(2)                    1,800               71
                                                       -----
                                                       2,866
                                                       -----

TELECOMMUNICATION SERVICES-1.8%
American Tower Corp.
Class A(2)                            3,720             195
AT&T, Inc.                            9,900             311
BT Group plc Sponsored
  ADR                                 2,000              65
Cbeyond, Inc.(2)                      4,600              61
City Telecom (H.K.) Ltd.
  ADR                                 1,530              18
MetroPCS Communications,
  Inc.(2)                             3,375              58
Nippon Telegraph & Telephone
  Corp. ADR                           2,370              57
Rogers Communications, Inc.
  Class B                               595              24
Tele Norte Leste Participacoes
  SA ADR                              1,325              21
Telecom Corporation of
  New Zealand Ltd.
  Sponsored ADR                       3,310              33
Verizon Communications, Inc.          11,825            440
                                                      -----
                                                      1,283
                                                      -----
UTILITIES-1.1%
Cia de Saneamento Basico
  do Estado de Sao Paulo                610              36
El Paso Electric Co.                  4,350             140
Enersis SA Sponsored ADR              2,927              68
Huaneng Power International,
  Inc. Sponsored ADR(4)               1,535              33
National Grid plc Sponsored
  ADR                                 2,119             105
PNM Resources, Inc.(4)                8,250             138
Portland General Electric Co.         5,200             131
Southwest Gas Corp.                   4,650             180
                                                     ------
                                                        831
                                                     ------
TOTAL COMMON STOCKS
(IDENTIFIED COST $41,026)                            48,698
                                                     ------
TOTAL LONG-TERM INVESTMENTS-98.8%
(IDENTIFIED COST $63,002)                            70,947
                                                     ------

SHORT-TERM INVESTMENTS-0.6%
MONEY MARKET MUTUAL FUNDS-0.6%
AIM Short-Term Investment
  Liquid Assets Portfolio (The) -
  Institutional Shares
  (seven-day effective
  yield 0.090%)                           2             --(5)
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.085%)                     443,044             443

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $443)                                  443

SECURITIES LENDING COLLATERAL-7.0%
BlackRock Institutional
  Money Market Trust
  (seven-day effective
  yield 0.136%)(6)                2,413,507           2,414

                       See Notes to Financial Statements

                        VIRTUS BALANCED ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                            SHARES           VALUE
                                           ---------        --------
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.090%)(6)                         2,598,192       $   2,598
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $5,012)                                       5,012
                                                           ---------

TOTAL INVESTMENTS-106.4%
(IDENTIFIED COST $68,457)                                     76,402(1)

Other assets and liabilities, net-(6.4)%                      (4,580)
                                                           ---------
NET ASSETS-100.0%                                          $  71,822
                                                           =========

ABBREVIATIONS:

ADR       American Depositary Receipt
FHLMC     Federal Home Loan Mortgage Corporation ("Freddie Mac")
FNMA      Federal National Mortgage Association ("Fannie Mae")
GNMA      Government National Mortgage Association ("Ginnie Mae")
REIT      Real Estate Investment Trust
REMIC     Real Estate Mortgage Investment Conduit

FOOTNOTE LEGEND:

(1)  Federal  Income  Tax Information: For tax information at June 30, 2011, see
     Note  10,  Federal  Income Tax Information in the Notes to Financial
     Statements.

(2)  Non-income  producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(4)  All or a portion of security  is  on  loan.

(5)  Amount  less  than  $500.

(6) Represents security purchased with cash collateral received for securities on loan.

COUNTRY WEIGHTINGS
------------------
United States (includes short-term
investments and securities
lending collateral)                  90%
United Kingdom                        2
Canada                                1
Germany                               1
Israel                                1
Japan                                 1
Switzerland                           1
Other                                 3
                                    ---
Total                               100%
                                    ---

+ % of total investments as of June 30, 2011


The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                            Level 2 -
                                             Total Market    Level 1 -    Significant
                                               Value at       Quoted      Observable
                                            June 30, 2011     Prices        Inputs
                                           --------------   ----------    -----------
INVESTMENT IN SECURITIES:
Debt Securities:
  U.S. Government Securities               $      1,691     $      --     $    1,691
  U.S. Government Agency Obligations                678            --            678
  Mortgage-Backed Securities                     11,365            --         11,365
  Asset-Backed Securities                         1,678            --          1,678
  Corporate Bonds and Notes                       6,680            --          6,680
Equity Securities:
  Preferred Stock                                   157           106             51
  Common Stocks                                  48,698        48,698             --
  Securities Lending Collateral                   5,012         2,598          2,414
  Short-Term Investments                            443           443             --
                                           ------------     ---------      ---------
  Total Investments                        $     76,402     $  51,845     $   24,557
                                           ============     =========      =========

There are no Level 3 (significant unobservable inputs) priced securities.

                       See Notes to Financial Statements

                            VIRTUS CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                         SHARES                 VALUE
                                        --------              ----------
COMMON STOCKS-99.0%
CONSUMER DISCRETIONARY-13.3%
DIRECTV Class A(2)                        36,500              $    1,855
Dollar Tree, Inc.(2)                      23,050                   1,536
Macy's, Inc.                              38,550                   1,127
PetSmart, Inc.(3)                         14,650                     665
Ross Stores, Inc.                          8,550                     685
Time Warner Cable, Inc.                   22,400                   1,748
TJX Cos., Inc.                            31,650                   1,662
TRW Automotive Holdings
Corp.(2)                                  27,450                   1,620
                                                               ---------
                                                                  10,898
                                                               ---------
CONSUMER STAPLES-7.7%
Kroger Co. (The)                          40,500                   1,004
Lorillard, Inc.                            4,050                     441
Philip Morris International,
Inc.                                      12,500                     835
Procter & Gamble Co. (The)                 5,850                     372
Tyson Foods, Inc. Class A                 15,050                     292
Wal-Mart Stores, Inc.                     27,250                   1,448
Walgreen Co.                              45,500                   1,932
                                                               ---------
                                                                   6,324
                                                               ---------
ENERGY-14.2%
Chevron Corp.                             23,350                   2,401
ConocoPhillips                            31,100                   2,339
Exxon Mobil Corp.                         40,100                   3,263
Hess Corp.                                 9,100                     680
National Oilwell Varco, Inc.              13,850                   1,083
Occidental Petroleum Corp.                 8,750                     910
Peabody Energy Corp.                      17,100                   1,008
                                                               ---------
                                                                  11,684
                                                               ---------
FINANCIALS-10.3%
Allied World Assurance Co.
Holdings Ltd.                             16,900                     973
Ameriprise Financial, Inc.                27,700                   1,598
Assurant, Inc.                            13,250                     480
Endurance Specialty
Holdings Ltd.                             17,100                     707
JPMorgan Chase & Co.                      21,300                     872
Reinsurance Group of
America, Inc.                             13,900                     846
Travelers Cos., Inc. (The)                31,450                   1,836
Wells Fargo & Co.                         40,650                   1,141
                                                               ---------
                                                                   8,453
                                                               ---------
HEALTH CARE-15.0%
AMERIGROUP Corp.(2)                       12,100                     853
Amgen, Inc.(2)                            22,600                   1,319
AstraZeneca plc Sponsored
ADR(3)                                    34,130                   1,709
Biogen Idec, Inc.(2)                       7,850                     839
Eli Lilly & Co.                           44,200                   1,659
Endo Pharmaceuticals
Holdings, Inc.(2)                         32,050                   1,287
Forest Laboratories, Inc.(2)              35,700                   1,404
Humana, Inc.                              20,200                   1,627
UnitedHealth Group, Inc.                  31,850                   1,643
                                                               ---------
                                                                  12,340
                                                               ---------
INDUSTRIALS-12.0%
3M Co.                                     8,900                     844
CSX Corp.                                 70,500                   1,848
Danaher Corp.                             15,600                     827
Joy Global, Inc.                          15,350                   1,462
Northrop Grumman Corp.                    14,650                   1,016
Raytheon Co.                              27,250                   1,358
Siemens AG Sponsored
ADR(3)                                    12,700                   1,747
Timken Co. (The)                          15,150                     764
                                                               ---------
                                                                   9,866
                                                               ---------
INFORMATION TECHNOLOGY-18.6%
Apple, Inc.(2)                             9,450                   3,172
Computer Sciences Corp.                      750                      28
Hewlett-Packard Co.                       14,000                     510
Intel Corp.                               46,100                   1,022
International Business
Machines Corp.                            17,350                   2,976
Lam Research Corp.(2)                     11,600                     514
Microsoft Corp.                           74,450                   1,936
Novellus Systems, Inc.(2)(3)              20,800                     752
Oracle Corp.                              59,100                   1,945
SanDisk Corp.(2)                          25,000                   1,037
Symantec Corp.(2)                         31,600                     623
Texas Instruments, Inc.(3)                23,700                     778
                                                               ---------
                                                                  15,293
                                                               ---------
MATERIALS-4.7%
Crown Holdings, Inc.(2)                    9,900                     385
Domtar Corp.                              15,000                   1,421
Freeport-McMoRan Copper
& Gold, Inc.                              30,572                   1,617
Rock-Tenn Co. Class A                      6,500                     431
                                                               ---------
                                                                   3,854
                                                               ---------
TELECOMMUNICATION
SERVICES-2.6%
AT&T, Inc.                                32,180                   1,011
Verizon Communications,
Inc.                                      29,300                   1,091
                                                               ---------
                                                                   2,102
                                                               ---------
UTILITIES-0.6%
Portland General Electric Co.             17,800                     450
                                                               ---------
TOTAL COMMON STOCKS
(IDENTIFIED COST $68,153)                                         81,264
                                                               ---------
TOTAL LONG-TERM
INVESTMENTS-99.0%
(IDENTIFIED COST $68,153)                                         81,264
                                                               ---------
SHORT-TERM INVESTMENTS-1.4%
MONEY MARKET MUTUAL FUNDS-1.4%
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.085%)                        1,174,595                   1,175
                                                               ---------
TOTAL SHORT-TERM
INVESTMENTS
(IDENTIFIED COST $1,175)                                           1,175
                                                               ---------
SECURITIES LENDING
COLLATERAL-5.8%
BlackRock Institutional
  Money Market Trust
  (seven-day effective
  yield 0.136%)(4)                     2,289,495                   2,289
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.090%)(4)                     2,464,689                   2,465
                                                               ---------
TOTAL SECURITIES
LENDING COLLATERAL
(IDENTIFIED COST $4,754)                                           4,754
                                                               ---------
TOTAL INVESTMENTS-106.2%
(IDENTIFIED COST $74,082)                                         87,193(1)
Other assets and liabilities, net-(6.2)%                          (5,126)
                                                              ----------

NET ASSETS-100.0%                                             $   82,067
                                                              ==========
ABBREVIATION:
ADR American Depositary Receipt

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 10, Federal Income Tax Information in the Notes to Financial
     Statements.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

COUNTRY WEIGHTINGS +
-----------------------------------------
United States (includes short-term
investments and securities
lending collateral)
                                             92%
Canada                                        2
Germany                                       2
United Kingdom                                2
Bermuda                                       1
Switzerland                                   1
                                           ----
Total                                       100%
                                           ----

+  % of total investments as of June 30, 2011


The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                            Level 2 -
                             Total Market    Level 1 -     Significant
                               Value at        Quoted      Observable
                             June 30, 2011     Prices        Inputs
                             -------------   ---------     -----------
INVESTMENT IN SECURITIES:
Equity Securities:
  Common Stocks              $      81,264    $ 81,264     $         -
  Securities Lending
   Collateral                        4,754       2,465           2,289
  Short-Term
   Investments                       1,175       1,175               -
                             -------------    --------     -----------
Total Investments            $      87,193    $ 84,904     $     2,289
                             =============    ========     ===========

There are no Level 3 (significant unobservable inputs) priced securities.

                       See Notes to Financial Statements

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                   SHARES         VALUE
                                                  --------       -------
PREFERRED STOCK-8.3%
CONSUMER DISCRETIONARY-0.0%
Itausa-Investimentos Itau
  SA (Brazil)(2)                                   16,703        $   127
                                                                 -------
CONSUMER STAPLES-3.8%
Companhia de Bebidas
  das Americas ADR
  2.94% (Brazil)                                  2,055,061       69,317
                                                                 -------
FINANCIALS-2.4%
Itau Unibanco Holding
  SA ADR
  2.40% (Brazil)                                  1,852,026       43,615
                                                                 -------
UTILITIES-2.1%
AES Tiete SA
  10.59% (Brazil)                                 1,447,122       23,552
Companhia Energetica
  de Minas Gerais
  2.352% (Brazil)                                   698,500       14,126
                                                                 -------
                                                                  37,678

TOTAL PREFERRED STOCK
(IDENTIFIED COST $121,910)                                       150,737

COMMON STOCKS-85.8%
CONSUMER DISCRETIONARY-7.3%
Clicks Group Ltd.
  (South Africa)                                  2,650,002       16,558
Cox & Kings India Ltd.
  (India)                                           297,992        1,212
Genting Malaysia Bhd
  (Malaysia)                                     18,838,200       22,460
Hero Honda Motors Ltd.
  (India)(2)                                        497,252       20,881
Kangwon Land, Inc.
  (South Korea)                                   1,250,640       33,502
Parkson Retail Group Ltd.
  (China)                                         7,497,789       10,965
Peace Mark Holdings Ltd.
  (Hong Kong)(2)(3)(4)                              464,100            0
Wynn Macau Ltd.
  (Hong Kong)                                     8,547,704       27,845
                                                                 -------
                                                                 133,423
                                                                 -------
CONSUMER STAPLES-32.6%
AmorePacific Corp.
  (South Korea)                                      26,949       29,987
Anadolu Efes Biracilik Ve
  Malt Sanayii AS (Turkey)                        1,086,400       14,693
British American Tobacco
  (Bangladesh)                                      429,020        3,647
British American Tobacco
  (Malaysia)                                        488,500        7,555
British American Tobacco
  (United Kingdom)                                1,112,891       48,635
British American Tobacco
  (United Kingdom)                                  287,718       12,611
Coca-Cola Femsa (Mexico)                            124,734       11,602
Coca-Cola Femsa (Mexico)                          1,428,258       13,295
Colgate Palmolive India
  Ltd. (India)                                      507,537       11,153

Dabur India Ltd. (India)                          5,727,100      $14,605
Dairy Farm International
  Holdings Ltd.
  (Hong Kong)                                     1,187,600        9,738
Fomento Economico
  Mexicano S.A.B. de C.V.
  Sponsored ADR (Mexico)                            266,124       17,695
Grupo Modelo S.A.B.
  de C.V. Series C (Mexico)                       1,500,986        9,076
Gudang Garam Tbk PT
  (Indonesia)                                     3,857,216       22,400
Guinness Anchor Bhd
  (Malaysia)                                      1,928,399        6,476
Hengan International Group
  Co., Ltd. (China)                               1,177,838       10,565
ITC Ltd. (India)                                 12,774,921       57,998
LG Household & Health
  Care Ltd. (South Korea)                            28,800       12,382
Massmart Holdings Ltd.
  (South Africa)(5)                                 254,922        5,271
Natura Cosmeticos SA
  (Brazil)                                          620,010       15,541
Nestle India Ltd. (India)                           301,706       27,726
Nestle Malaysia Bhd
  (Malaysia)                                        472,400        7,384
SABMiller plc
  (South Africa)                                    975,517       35,346
Shoprite Holdings Ltd.
  (South Africa)                                  1,473,663       22,186
Souza Cruz SA (Brazil)                            5,354,450       67,589
Tsingtao Brewery Co.,
  Ltd. (China)(5)                                 5,312,790       30,689
Unilever Indonesia Tbk PT
  (Indonesia)                                     9,379,992       16,298
Wal-Mart de Mexico S.A.B.
  de C.V. (Mexico)                               11,382,856       33,784
Want Want China Holdings
  Ltd. (China)                                   17,373,778       16,856
                                                                 -------
                                                                 592,783
                                                                 -------
ENERGY-3.3%
CNOOC Ltd. (Hong Kong)                          11,494,969        26,826
Ecopetrol SA (Colombia)                         11,216,700        24,443
PTT Exploration
  & Production plc
  (Thailand)                                     1,746,100         9,377
                                                                 -------
                                                                  60,646
                                                                 -------
FINANCIALS-17.1%
BanColombia SA Sponsored
  ADR (Colombia)(5)                               325,677         21,732
CETIP SA - Balcao
  Organizado de Ativos
  e Derivativos Receipts
  (Brazil)(2)                                      15,386            230
CETIP SA - Balcao
  Organizado de Ativos
  e Derivativos (Brazil)                        2,088,916         32,231
Compartamos SAB
  de C.V. (Mexico)                              7,563,548         13,727
Delta Brac Housing Finance
  Corp., Ltd. (Bangladesh)                         58,766          1,878
Housing Development
  Finance Corp. (India)                         4,557,036         72,001
FINANCIALS-CONTINUED
Housing Development
  Finance Corp. Bank Ltd.
  (India)                                       1,255,437        $70,647
Housing Development
  Finance Corp. Bank Ltd.
  ADR (India)                                      59,104         10,425
Itausa Investimentos SA
  (Brazil)                                      2,090,553         15,941
JSE Ltd. (South Africa)                           822,461          7,724
Public Bank Bhd
  (Malaysia)                                    4,345,600         19,141
Remgro Ltd.
  (South Africa)                                1,249,531         20,623
Shriram Transport Finance
  Co., Ltd. (India)                               538,198          7,424
Turkiye Garanti Bankasi AS
  (Turkey)                                      3,823,448         17,339
                                                                 -------
                                                                 311,063
                                                                 -------
HEALTH CARE-1.5%
Sun Pharmaceutical
  Industries Ltd. (India)(2)                    2,396,525         26,693
INDUSTRIALS-2.8%
Bharat Electronics Ltd.
  (India)(2)                                      329,712         11,858
Bharat Heavy Electricals
  Ltd. (India)(2)                                 435,819         19,992
Keells (John) Holdings plc
  (Sri Lanka)                                   2,381,867          4,372
Localiza Rent A Car SA
  (Brazil)                                        507,500          9,027
Taiwan Secom Co., Ltd.
  (Taiwan)                                      3,233,100          6,258
                                                                  ------
                                                                  51,507
                                                                  ------
INFORMATION TECHNOLOGY-11.4%
Baidu.com, Inc. Sponsored
  ADR (China)(2)                                  411,151         57,615
Cielo SA (Brazil)                               1,228,362         30,460
NetEase.Com, Inc. ADR
  (China)(2)                                      566,782         25,556
NHN Corp. (South Korea)(2)                         73,738         13,053
Redecard SA (Brazil)                            2,282,236         34,219
Tata Consultancy Services
  Ltd. (India)                                    636,300         16,856
Tencent Holdings Ltd.
  (China)                                         530,600         14,401
Totvs SA Com NPV (Brazil)                         841,955         15,284

                                                                 207,444

MATERIALS-5.0%
Asian Paints Ltd. (India)                        364,018         25,936
Engro Corp., Ltd.
  (Pakistan)                                   3,174,933          6,029
Fauji Fertilizer Co., Ltd.
  (Pakistan)                                   4,411,415          7,715
Industrias Penoles S.A.B.
  de C.V. (Mexico)                               409,558         15,461
Semen Gresik (Persero)
  Tbk PT (Indonesia)                          31,455,783          35,214

                       See Notes to Financial Statements

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                   SHARES         VALUE
                                                  --------       -------
MATERIALS-CONTINUED
Trans Hex Group Ltd.
  (South Africa)(2)                                14,561       $      7
                                                                  90,362
UTILITIES-4.8%
China Resources Gas
  Group Ltd. (Bermuda)(5)                       5,711,115          7,985
Companhia Energetica
  de Minas Gerais (Brazil)(5)                     627,900         12,954
CPFL Energia SA (Brazil)                        1,541,574         21,879
Light SA (Brazil)                               1,144,039         21,574
NTPC Ltd. (India)(2)                              484,174          2,024
Power Assets Holdings Ltd.
  (Hong Kong)                                   1,926,200         14,580
Power Grid Corp. of India
Ltd. (India)(2)                                 2,670,500          6,541
                                                               ---------
                                                                  87,537
                                                               ---------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,345,243)                                   1,561,458
                                                               ---------
TOTAL LONG-TERM
INVESTMENTS-94.1%
(IDENTIFIED COST $1,467,153)                                   1,712,195
                                                               ---------
SHORT-TERM INVESTMENTS-5.8%
MONEY MARKET MUTUAL FUNDS-5.8%
Dreyfus Cash Management
  Fund - Institutional
  Shares (seven-day
  effective yield 0.100%)                     105,898,847        105,899
                                                               ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $105,899)                                       105,899
                                                               ---------
SECURITIES LENDING COLLATERAL-0.8%
Dreyfus Cash Advantage
  Fund - Institutional
  Shares (seven-day
  effective yield 0.100%)(6)                   14,341,695     $   14,342
                                                              ----------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $14,342)                                         14,342
                                                              ----------
TOTAL INVESTMENTS-100.7%
(IDENTIFIED COST $1,587,394)                                   1,832,436(1)
Other assets and liabilities,
net-(0.7)%                                                       (13,361)
                                                              ----------
NET ASSETS-100.0%                                             $1,819,075
                                                              ==========

ABBREVIATION:
ADR     American Depositary Receipt

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 10, Federal Income Tax Information in the Notes to Financial
     Statements.

(2)  Non-income producing.

(3)  Illiquid security.

(4) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(5)  All or a portion of security is on loan.

(6) Represents security purchased with cash collateral received for securities on loan.

COUNTRY WEIGHTINGS+
Brazil                               23%
India                                22
China                                 9
United States (includes short-term
  investments and securities
  lending collateral)                 7
Mexico                                6
South Africa                          6
South Korea                           5
Other                                22
                                   -----
Total                                100%
                                   -----

+ % of total investments as of June 30, 2011

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                     Level 2 -            Level 3 -
                                  Total Market       Level 1 -       Significant         Significant
                                    Value at         Quoted          Observable         Unobservable
                                 June 30, 2011       Prices            Inputs              Inputs
                               ----------------     ----------       -------------       -----------
INVESTMENT IN SECURITIES:
Equity Securities:
Common Stocks                    $    1,561,458    $1,561,458         $           -       $       0*
Preferred Stock                         150,737        37,805               112,932                -
Short-Term Investments                  105,899       105,899                     -                -
 Securities Lending Collateral           14,342        14,342                     -                -
                               ----------------     ----------       --------------       ----------
 Total Investments               $    1,832,436    $1,719,504         $     112,932       $       0*
                               =================   ===========       ==============       ==========

-------------
* Level 3 Common Stock valued at zero at the beginning and end of the period.

                       See Notes to Financial Statements

                            VIRTUS VALUE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                   SHARES                          VALUE
                                                  ---------------               ----------
COMMON STOCKS-98.1%
CONSUMER DISCRETIONARY-9.1%
Advance Auto Parts, Inc.                                   13,300               $      778
DIRECTV Class A(2)                                         48,600                    2,470
Ford Motor Co.(2)                                          42,300                      583
Macy's, Inc.                                               47,800                    1,398
Ross Stores, Inc.                                           8,200                      657
Time Warner Cable, Inc.                                    34,200                    2,669
TJX Cos., Inc.                                             39,700                    2,086
TRW Automotive Holdings
  Corp.(2)                                                 27,800                    1,641
Viacom, Inc. Class B                                       11,400                      581
                                                                                ----------
                                                                                    12,863
                                                                                ----------
CONSUMER STAPLES-7.0%
Dr. Pepper Snapple Group,
  Inc.(3)                                                  51,200                    2,147
Kroger Co. (The)                                           71,900                    1,783
Philip Morris International,
  Inc.                                                     18,200                    1,215
Procter & Gamble Co. (The)                                 16,300                    1,036
Wal-Mart Stores, Inc.                                      25,300                    1,344
Walgreen Co.                                               56,800                    2,412
                                                                                ----------
                                                                                     9,937
                                                                                ----------
ENERGY-13.3%
Chevron Corp.                                              56,200                    5,779
ConocoPhillips                                             50,010                    3,760
Exxon Mobil Corp.                                          40,400                    3,288
Hess Corp.                                                  9,000                      673
Marathon Oil Corp.                                         32,000                    1,686
Murphy Oil Corp.                                           30,800                    2,022
National Oilwell Varco, Inc.                               20,300                    1,588
                                                                                ----------
                                                                                    18,796
                                                                                ----------
FINANCIALS-20.9%
ACE Ltd.                                                   14,000                      922
Allied World Assurance Co.
  Holdings Ltd.                                            41,200                    2,372
American Financial Group,
  Inc.                                                     72,300                    2,580
Ameriprise Financial, Inc.                                 50,900                    2,936
Assurant, Inc.                                             41,900                    1,520
Berkshire Hathaway, Inc.
  Class B(2)                                                7,500                      581
JPMorgan Chase & Co.                                       72,700                    2,976
NASDAQ OMX Group, Inc.
   (The)(2)                                                75,000                    1,898
PNC Financial Services
  Group, Inc.                                              40,700                    2,426
Prosperity Bancshares,
  Inc.(3)                                                  19,300                      846
Reinsurance Group of
  America, Inc.                                            45,800                    2,787
Senior Housing Properties
  Trust                                                    40,800                      955
Travelers Cos., Inc. (The)                                 49,200                    2,872
Wells Fargo & Co.                                         136,400                    3,827
                                                                                ----------
                                                                                    29,498
                                                                                ----------
HEALTH CARE-16.3%
AMERIGROUP Corp.(2)                                        13,900               $      980
Amgen, Inc.(2)                                             29,400                    1,715
AstraZeneca plc Sponsored
  ADR(3)                                                   40,200                    2,013
Biogen Idec, Inc.(2)                                       14,200                    1,518
Eli Lilly & Co.                                            82,800                    3,107
Endo Pharmaceuticals
  Holdings, Inc.(2)                                        68,000                    2,732
Forest Laboratories, Inc.(2)                               77,900                    3,065
Humana, Inc.                                               35,600                    2,867
Johnson & Johnson                                           7,500                      499
Pfizer, Inc.                                               40,700                      838
UnitedHealth Group, Inc.                                   73,100                    3,771
                                                                                ----------
                                                                                    23,105
                                                                                ----------
INDUSTRIALS-10.1%
3M Co.                                                     14,700                    1,394
CSX Corp.                                                 106,600                    2,795
Danaher Corp.                                              25,800                    1,367
Dover Corp.                                                16,700                    1,132
General Electric Co.                                      121,000                    2,282
Raytheon Co.                                               32,000                    1,595
Siemens AG Sponsored
  ADR(3)                                                   17,100                    2,352
URS Corp.(2)                                               29,700                    1,329
                                                                                ----------
                                                                                    14,246
                                                                                ----------
INFORMATION TECHNOLOGY-7.9%
Apple, Inc.(2)                                              4,200                    1,410
Global Payments, Inc.                                      38,200                    1,948
Intel Corp.                                                74,800                    1,658
International Business
  Machines Corp.                                           12,600                    2,161
Novellus Systems, Inc.(2)(3)                               56,300                    2,035
Teradyne, Inc.(2)(3)                                       27,400                      405
Texas Instruments, Inc.                                    29,700                      975
Vishay Intertechnology,
  Inc.(2)(3)                                               40,800                      614
                                                                                ----------
                                                                                    11,206
                                                                                ----------
MATERIALS-5.4%
Ball Corp.                                                 38,200                    1,469
Cabot Corp.                                                15,600                      622
Crown Holdings, Inc.(2)                                    51,800                    2,011
Domtar Corp.                                               16,100                    1,525
Freeport-McMoRan Copper
  & Gold, Inc.(3)                                          37,500                    1,984
                                                                                ----------
                                                                                     7,611
                                                                                ----------
TELECOMMUNICATION SERVICES-4.8%
AT&T, Inc.                                                 71,687                    2,252
Verizon Communications,
  Inc.                                                    121,500                    4,523
                                                                                ----------
                                                                                     6,775
                                                                                ----------
UTILITIES-3.3%
CMS Energy Corp.(3)                                        32,500                      640
NextEra Energy, Inc.                                       11,800                      678
UTILITIES-CONTINUED
NRG Energy, Inc.(2)                                        61,300               $    1,507
Portland General Electric Co.                              71,800                    1,815
                                                                                ----------
                                                                                     4,640
                                                                                ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $121,668)                                                         138,677
                                                                                ----------
TOTAL LONG-TERM INVESTMENTS-98.1%
(IDENTIFIED COST $121,668)                                                         138,677
                                                                                ----------
SHORT-TERM INVESTMENTS-1.7%
MONEY MARKET MUTUAL FUNDS-1.7%
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares
   (seven-day effective
  yield 0.085%)                                          2,462,589                   2,463
                                                                                ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,463)                                                             2,463
                                                                                ----------
SECURITIES LENDING COLLATERAL-5.4%
BlackRock Institutional
  Money Market Trust
   (seven-day effective
  yield 0.136%)(4)                                       3,657,262                   3,657
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares
   (seven-day effective
  yield 0.090%)(4)                                       3,937,119                   3,937
                                                                                ----------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $7,594)                                                             7,594
                                                                                ----------
TOTAL INVESTMENTS-105.2%
(IDENTIFIED COST $131,725)                                                         148,734(1)
Other assets and liabilities, net-(5.2)%                                            (7,387)
                                                                                ----------
NET ASSETS-100.0%                                                               $  141,347
                                                                                ==========
ABBREVIATION:
ADR American Depositary Receipt

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 10, Federal Income Tax Information in the Notes to Financial
     Statements.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

COUNTRY WEIGHTINGS+
United States (includes short-term
  investments and securities
  lending collateral)                          94%
Germany                                         2
Switzerland                                     2
Canada                                          1
United Kingdom                                  1
                                             ----
Total                                         100%
                                             ----

--------------
+ % of total investments as of June 30, 2011

                       See Notes to Financial Statements

                            VIRTUS VALUE EQUITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                                            Level 2 -
                                               Total Market              Level 1 -        Significant
                                                 Value at                 Quoted           Observable
                                              June 30, 2011               Prices             Inputs
                                              -------------            -----------        -----------
INVESTMENT IN SECURITIES:
Equity Securities:
  Common Stocks                               $     138,677            $    138,677         $         -
  Securities Lending Collateral                       7,594                   3,937               3,657
  Short-Term Investments                              2,463                   2,463                   -
                                              -------------            ------------         -----------
  Total Investments                           $     148,734            $    145,077         $     3,657
                                              =============            ============         ===========

There are no Level 3 (significant unobservable inputs) priced securities.

                       See Notes to Financial Statements

                         VIRTUS HIGH YIELD INCOME FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                           PAR
                                                                          VALUE        VALUE
                                                                         --------     ------
CORPORATE BONDS AND NOTES-95.2%
CONSUMER DISCRETIONARY-25.3%
Affinion Group, Inc. 144A
 7.875%, 12/15/18(3)                                                     $    163     $  153
AMC Networks, Inc. 144A
 7.750%, 7/15/21(3)                                                            79         83
American Reprographics Co.
 10.500%, 12/15/16                                                            118        124
Asbury Automotive Group, Inc. 144A
8.375%, 11/15/20(3)                                                           128        131
AutoNation, Inc.
 6.750%, 4/15/18                                                               55         58
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
 8.250%, 1/15/19                                                              124        126
Brunswick Corp.
 7.375%, 9/1/23                                                               220        203
Cablevision Systems Corp.
 8.000%, 4/15/20                                                               25         27
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 1/15/19                                                               165        171
Central Garden & Pet Co.
 8.250%, 3/1/18                                                               386        400
Chrysler Group LLC/Chrysler Group Co-Issuer, Inc. 144A
 8.000%, 6/15/19(3)                                                           240        237
Cinemark USA, Inc.
 8.625%, 6/15/19                                                              315        346
 144A 7.375%, 6/15/21(3)                                                       53         53
CSC Holdings LLC
 8.625%, 2/15/19                                                              220        249
Dana Holding Corp.
 6.750%, 2/15/21                                                               52         52
Dillard's, Inc.
 6.625%, 1/15/18                                                              310        312
 7.130%, 8/1/18                                                                90         92
DineEquity, Inc. 144A
 9.500%, 10/30/18(3)                                                          159        173
Dish DBS Corp.
 7.875%, 9/1/19                                                               116        126
 144A 6.750%, 6/1/21(3)                                                       160        165
Donnelley (R.R.) & Sons Co.
 7.250%, 5/15/18                                                               31         31
 7.625%, 6/15/20                                                              156        154
Education Management LLC/Education Management Finance Corp.
 8.750%, 6/1/14                                                                79         81
Exide Technologies 144A
 8.625%, 2/1/18(3)                                                            190        199
Gannett Co., Inc.
 9.375%, 11/15/17                                                             250        276
 144A 7.125%, 9/1/18(3)                                                        32         32
Goodyear Tire & Rubber Co. (The)
 10.500%, 5/15/16                                                              81         92
 8.250%, 8/15/20                                                              100        109
Great Canadian Gaming Corp.
 144A 7.250%, 2/15/15(3)                                                      125        128
Hanesbrands, Inc.
 8.000%, 12/15/16                                                             145        156
 6.375%, 12/15/20                                                             177        173
Hertz Corp. (The)
 144A 7.500%, 10/15/18(3)                                                      36         37
 144A 6.750%, 4/15/19(3)                                                       23         23
 144A 7.375%, 1/15/21(3)(6)                                                   197        201
Intelsat Jackson Holdings SA 144A
 7.250%, 4/1/19 (3)                                                           187        186
Jaguar Land Rover plc
 144A 7.750%, 5/15/18(3)                                                      141        142
 144A 8.125%, 5/15/21(3)                                                      193        195
Jarden Corp. 7.500%, 5/1/17                                                   215        224
Lear Corp. 7.875%, 3/15/18                                                    175        189
Live Nation Entertainment, Inc. 144A
 8.125%, 5/15/18(3)                                                           250        254
Longview Fibre Paper & Packaging, Inc. 144A
 8.000%, 6/1/16 (3)                                                           106        107
Marina District Finance Co., Inc.
 144A 9.500%, 10/15/15(3)                                                     328        343
 144A 9.875%, 8/15/18(3)                                                       36         38
Meritor, Inc. 8.125%, 9/15/15                                                 251        263
MGM Resorts International
 9.000%, 3/15/20                                                              250        275
Mobile Mini, Inc.
 6.875%, 5/1/15                                                               250        256
National Cinemedia LLC 144A
 7.875%, 7/15/21(3)                                                           134        136
Netflix, Inc. 8.500%, 11/15/17                                                125        141
Penn National Gaming, Inc.
 8.750%, 8/15/19                                                              300        328
Penske Automotive Group, Inc.
 7.750%, 12/15/16                                                             250        256
Perry Ellis International, Inc.
 7.875%, 4/1/19                                                               173        179
PHH Corp. 9.250%, 3/1/16                                                      200        220
Pinafore LLC/Pinafore, Inc.
 144A 9.000%, 10/1/18(3)                                                      228        247
Pittsburgh Glass Works LLC
 144A 8.500%, 4/15/16(3)                                                      123        127
Quiksilver, Inc.
 6.875%, 4/15/15                                                              200        195
RadioShack Corp. 144A
 6.750%, 5/15/19(3)                                                             3          3
Regal Cinemas Corp.
 8.625%, 7/15/19                                                              196        207
Regal Entertainment Group
 9.125%, 8/15/18                                                              173        180
RSC Equipment Rental, Inc./RSC Holdings III LLC
 8.250%, 2/1/21                                                               218        218
Sears Holdings Corp. 144A
 6.625%, 10/15/18(3)                                                          339        316
Service Corp. International
 8.000%, 11/15/21                                                             140        152
Sirius XM Satellite Radio, Inc.
 144A 8.750%, 4/1/15(3)                                                       350        388
 144A 7.625%, 11/1/18(3)                                                       32         34
Speedway Motorsports, Inc.
 6.750%, 2/1/19                                                                90         90
TRW Automotive, Inc. 144A
 8.875%, 12/1/17(3)                                                           330        371
United Artists Theatre Circuit, Inc.
 Series BE-9
 9.300%, 7/1/15(4)(5)                                                           4          4
 Series BD-1
 9.300%, 7/1/15(4)(5)                                                         103        100
 Series 95-A
 9.300%, 7/1/15(4)(5)                                                         117        113
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A
 8.125%, 12/1/17(3)                                                           390        416
Vail Resorts, Inc. 144A
 6.500%, 5/1/19(3)                                                             59         60
Valassis Communications, Inc. 144A
 6.625%, 2/1/21(3)                                                            119        118
Visteon Corp. 144A
 6.750%, 4/15/19(3)                                                           157        152
Wendy's/Arby's Restaurants LLC
 10.000%, 7/15/16                                                             500        556
WESCO Distribution, Inc.
 7.500%, 10/15/17                                                             245        250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
 7.875%, 11/1/17                                                              350        383
 7.750%, 8/15/20                                                               31         34
                                                                                      ------
                                                                                      13,419
                                                                                      ------
CONSUMER STAPLES-7.3%
Ingles Markets, Inc.
 8.875%, 5/15/17                                                              153        164
Alliance One International, Inc.
 10.000%, 7/15/16                                                             135        131
B&G Foods, Inc.
 7.625%, 1/15/18                                                              140        148
Blue Merger Sub, Inc. 144A
 7.625%, 2/15/19(3)                                                           196        199
Campofrio Food Group SA 144A
 8.250%, 10/31/16(3)                                                          250(EUR)   368
CEDC Finance Corp. International, Inc. 144A
 9.125%, 12/1/16(3)                                                           245        225
Chiquita Brands International, Inc.
 8.875%, 12/1/15                                                              350        362
Cott Beverages, Inc.
 8.375%, 11/15/17                                                             160        168
 8.125%, 9/1/18                                                                18         19
Darling International, Inc. 144A
 8.500%, 12/15/18(3)                                                          156        169
Dean Foods Co.
 7.000%, 6/1/16                                                               399        397
Elizabeth Arden, Inc.
 7.375%, 3/15/21                                                              175        183
JBS USA LLC/JBS USA Finance, Inc. 144A
 7.250%, 6/1/21(3)                                                            202        197
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 8.250%, 9/1/17        130        136
Prestige Brands, Inc.
 8.250%, 4/1/18                                                               125        132

                       See Notes to Financial Statements

                         VIRTUS HIGH YIELD INCOME FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                            PAR
                                                                           VALUE       VALUE
                                                                         ---------    -------
CONSUMER STAPLES-CONTINUED
Revlon Consumer Products Corp.
 9.750%, 11/15/15                                                         $    295    $   319
Smithfield Foods, Inc.
 10.000%, 7/15/14                                                               50         58
 7.750%, 7/1/17                                                                365        381
Vector Group Ltd.
 11.000%, 8/15/15                                                              114        120
                                                                                       ------
                                                                                        3,876
                                                                                       ------
ENERGY-16.1%
Alpha Natural Resources, Inc.
 6.000%, 6/1/19                                                                115        115
Berry Petroleum Co.
 10.250%, 6/1/14                                                               168        193
Bill Barrett Corp.
 9.875%, 7/15/16                                                               216        243
Breitburn Energy Partners LP
 8.625%, 10/15/20                                                              124        131
Brigham Exploration Co.
 8.750%, 10/1/18                                                               234        256
Bristow Group, Inc.
 7.500%, 9/15/17                                                               120        126
Calfrac Holdings LP 144A
 7.500%, 12/1/20(3)                                                            198        200
Calumet Specialty Products
Partners LP/Calumet Finance Corp. 144A
 9.375%, 5/1/19(3)                                                             232        240
Chesapeake Energy Corp.
 7.250%, 12/15/18                                                              250        274
Compagnie Generale de Geophysique-Veritas
 9.500%, 5/15/16                                                               475        521
Complete Production Services, Inc.
 8.000%, 12/15/16                                                              245        257
Comstock Resources, Inc.
 8.375%, 10/15/17                                                              345        364
Concho Resources, Inc.
 8.625%, 10/1/17                                                               250        274
 7.000%, 1/15/21                                                                17         18
Copano Energy LLC/Copano Energy Finance Corp.
 7.125%, 4/1/21                                                                118        117
Crosstex Energy LP/Crosstex Energy Finance Corp.
 8.875%, 2/15/18                                                               160        171
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp.
 8.375%, 6/1/19(3)                                                              80         80
Energy XXI Gulf Coast, Inc.
 144A 9.250%, 12/15/17(3)                                                       99        106
 144A 7.750%, 6/15/19(3)                                                        91         91
EXCO Resources, Inc.
 7.500%, 9/15/18                                                                80         78
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
 8.625%, 6/15/20                                                                98        104
Frontier Oil Corp.
 6.875%, 11/15/18                                                               65         69
Genesis Energy LP/Genesis Energy Finance Corp. 144A
 7.875%, 12/15/18(3)                                                           138        138
Gulfmark Offshore, Inc.
 7.750%, 7/15/14                                                               365        370
Harvest Operations Corp. 144A
 6.875%, 10/1/17(3)                                                             18         19
Helix Energy Solutions Group, Inc. 144A
 9.500%, 1/15/16(3)                                                            250        259
Holly Corp. 9.875%, 6/15/17                                                    350        392
Inergy LP/Inergy Finance Corp.
 7.000%, 10/1/18                                                                21         21
International Coal Group, Inc.
 9.125%, 4/1/18                                                                250        315
Key Energy Services, Inc.
 6.750%, 3/1/21                                                                142        142
Linn Energy LLC/Linn Energy Finance Corp.
 8.625%, 4/15/20                                                               150        164
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
 6.750%, 11/1/20                                                                32         33
New World Resources NV 144A
 7.875%, 5/1/18(3)                                                             250(EUR)   373
Oasis Petroleum, Inc. 144A
 7.250%, 2/1/19(3)                                                             164        163
Parker Drilling Co.
 9.125%, 4/1/18                                                                125        133
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
 8.250%, 4/15/18                                                               353        366
Petrohawk Energy Corp.
 7.250%, 8/15/18                                                                30         31
Pioneer Drilling Co.
 9.875%, 3/15/18                                                               193        207
Range Resources Corp.
 7.500%, 10/1/17                                                               125        133
Regency Energy Partners LP/Regency Energy Finance Corp.
 6.500%, 7/15/21                                                                31         32
Rosetta Resources, Inc.
 9.500%, 4/15/18                                                               250        278
SESI LLC 144A
 6.375%, 5/1/19(3)                                                              32         32
Swift Energy Co.
 8.875%, 1/15/20                                                               250        269
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
 144A 7.875%, 10/15/18(3)                                                       86         91
 144A 6.875%, 2/1/21(3)                                                         61         61
Terex Corp. 8.000%, 11/15/17                                                   122        126
Tesoro Corp. 9.750%, 6/1/19                                                    125        140
Trinidad Drilling Ltd. 144A
 7.875%, 1/15/19(3)                                                            115        120
W&T Offshore, Inc. 144A
 8.500%, 6/15/19(3)                                                            106        108
                                                                                       ------
                                                                                        8,544
                                                                                       ------

FINANCIALS-4.1%
Ally Financial, Inc.
 0.000%, 6/15/15                                                          $    590    $   447
Cardtronics, Inc.
 8.250%, 9/1/18                                                                118        126
CIT Group, Inc.
 7.000%, 5/1/17                                                                375        375
Fidelity National Information Services, Inc.
 7.625%, 7/15/17                                                                61         65
Ford Motor Credit Co., LLC
 8.125%, 1/15/20                                                               265        308
General Motors Financial Co., Inc. 144A
 6.750%, 6/1/18(3)                                                              43         43
International Lease Finance Corp.
 8.625%, 9/15/15                                                                20         22
 8.750%, 3/15/17                                                               370        406
 8.250%, 12/15/20                                                               51         55
National Money Mart Co.
 10.375%, 12/15/16                                                             253        279
Rent-A-Center, Inc.
 6.625%, 11/15/20                                                               32         32
Richard Ellis (CB) Services, Inc.
 6.625%, 10/15/20                                                               31         32
                                                                                       ------
                                                                                        2,190
                                                                                       ------

HEALTH CARE-11.4%
Alere, Inc. 9.000%, 5/15/16                                                    408        427
Biomet, Inc.
 11.625%, 10/15/17                                                             130        145
BioScrip, Inc.
 10.250%, 10/1/15                                                              250        262
Community Health Systems, Inc.
 8.875%, 7/15/15                                                               125        129
Davita, Inc.
 6.375%, 11/1/18                                                                47         48
 6.625%, 11/1/20                                                                47         48
Elan Finance plc/Elan Finance Corp.
 8.750%, 10/15/16                                                              309        326
Endo Pharmaceuticals Holdings, Inc.
 144A 7.000%, 7/15/19(3)                                                        15         15
 144A 7.000%, 12/15/20(3)                                                      197        203
 144A 7.250%, 1/15/22(3)                                                        28         29
Gentiva Health Services, Inc.
 11.500%, 9/1/18                                                               184        195
Giant Funding Corp. 144A
 8.250%, 2/1/18(3)                                                             261        273
Hanger Orthopedic Group, Inc.
 7.125%, 11/15/18                                                              236        245
Healthsouth Corp.
 8.125%, 2/15/20                                                               375        404
Kindred Healthcare, Inc. 144A
 8.250%, 6/1/19(3)                                                             199        199
MedAssets, Inc. 144A
 8.000%, 11/15/18(3)                                                           382        380
MPT Operating Partnership LP/MPT Finance Corp. 144A
 6.875%, 5/1/21(3)                                                             127        125
Mylan, Inc. 144A
 7.875%, 7/15/20(3)                                                            175        193

                       See Notes to Financial Statements

                         VIRTUS HIGH YIELD INCOME FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                   PAR
                                                                  VALUE       VALUE
                                                                 ------      -------
HEALTH CARE-CONTINUED
NBTY, Inc. 144A
 9.000%, 10/1/18(3)                                              $  189       $  200
Omnicare, Inc.
 7.750%, 6/1/20                                                     117          125
Patheon, Inc. 144A
 8.625%, 4/15/17(3)                                                 250          254
Select Medical Corp.
 7.625%, 2/1/15                                                     188          187
STHI Holding Corp. 144A
 8.000%, 3/15/18(3)                                                 268          273
Talecris Biotherapeutics Holdings Corp.
 7.750%, 11/15/16                                                   270          306
Teleflex, Inc.
 6.875%, 6/1/19                                                      62           63
Tenet Healthcare Corp.
 8.000%, 8/1/20                                                     272          278
Universal Health Services, Inc.
 7.000%, 10/1/18                                                     16           17
Valeant Pharmaceuticals
International, Inc.
 144A 6.500%, 7/15/16(3)                                             66           66
 144A 6.750%, 10/1/17(3)                                             16           16
 144A 6.875%, 12/1/18(3)                                            160          158
 144A 7.000%, 10/1/20(3)                                             16           16
 144A 7.250%, 7/15/22(3)                                             85           83
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC 144A
 7.750%, 9/15/18(3)                                                 361          366
                                                                               -----
                                                                               6,054
                                                                               -----
INDUSTRIALS-11.5%
Abengoa Finance SAU 144A
 8.875%, 11/1/17(3)                                                 250          257
Advanced Micro Devices, Inc.
 8.125%, 12/15/17                                                   325          341
 7.750%, 8/1/20                                                      17           18
Air Medical Group Holdings 144A
 9.250%, 11/1/18(3)                                                 121          128
Alliant Techsystems, Inc.
 6.875%, 9/15/20                                                     17           18
Altra Holdings, Inc.
 8.125%, 12/1/16                                                    240          260
Ashtead Capital, Inc. 144A
 9.000%, 8/15/16(3)                                                 108          113
Belden, Inc.
 9.250%, 6/15/19                                                    226          252
Boart Longyear Management Property Ltd. 144A
 7.000%, 4/1/21(3)                                                   66           68
Clearwater Paper Corp.
 7.125%, 11/1/18                                                     83           85
Continental Airlines, Inc. 144A
 6.750%, 9/15/15(3)                                                  74           75
Deluxe Corp. 144A
 7.000%, 3/15/19(3)                                                 263          262
Dycom Investments, Inc. 144A
 7.125%, 1/15/21(3)                                                 119          122
DynCorp International, Inc. 144A
 10.375%, 7/1/17 (3)                                                228          235
Geo Group, Inc. (The)
 7.750%, 10/15/17                                                   350          373
144A
 6.625%, 2/15/21(144A)(3)                                            31           31
Gibraltar Industries, Inc.
Series B
 8.000%, 12/1/15                                                    375          379
H&E Equipment Services, Inc.
 8.375%, 7/15/16                                                    250          257
Interface, Inc.
 7.625%, 12/1/18                                                      6            6
Interline Brands, Inc.
 7.000%, 11/15/18                                                   111          113
Iron Mountain, Inc.
 8.375%, 8/15/21                                                    311          328
Manitowoc Co., Inc. (The)
 9.500%, 2/15/18                                                    209          228
Martin Midstream Partners
LP/Martin Midstream
Finance Corp.
 8.875%, 4/1/18                                                     250          264
MasTec, Inc. 7.625%,
 2/1/17                                                             250          256
Mobile Mini, Inc.
 7.875%, 12/1/20                                                     33           34
Moog, Inc. 7.250%, 6/15/18                                          110          117
PHI, Inc. 8.625%, 10/15/18                                          125          131
Shea Homes LP/Shea Homes
Funding Corp. 144A
 8.625%, 5/15/19(3)                                                 129          127
Sino-Forest Corp. 144A
 6.250%, 10/21/17(3)                                                 83           39
SPX Corp. 144A
 6.875%, 9/1/17(3)                                                   66           71
Titan International, Inc. 144A
 7.875%, 10/1/17(3)                                                 117          123
TransDigm, Inc. 144A
 7.750%, 12/15/18(3)                                                212          224
Triumph Group, Inc.
 8.000%, 11/15/17                                                   240          254
Tutor Perini Corp.
 7.625%, 11/1/18                                                    250          241
United Rentals North America, Inc.
 8.375%, 9/15/20                                                    250          254
                                                                               -----
                                                                               6,084
                                                                               -----
INFORMATION TECHNOLOGY-2.3%
Audatex North America, Inc. 144A
 6.750%, 6/15/18(3)                                                  31           31
Equinix, Inc. 8.125%, 3/1/18                                        225          246
GCI, Inc. 144A
 6.750%, 6/1/21(3)                                                   31           31
Interactive Data Corp. 144A
 10.250%, 8/1/18(3)                                                 221          242
Seagate HDD Cayman
 144A 7.750%, 12/15/18(3)                                            50           53
 144A 7.000%, 11/1/21(3)                                             92           93
SunGard Data Systems, Inc.
 7.375%, 11/15/18                                                   195          196
Viasat, Inc. 8.875%, 9/15/16                                        329          350
                                                                               -----
                                                                               1,242
                                                                               -----
MATERIALS-7.2%
AEP Industries, Inc. 144A
 8.250%, 4/15/19(3)                                                 259          261
APERAM 144A
 7.375%, 4/1/16(3)                                                  150          152
Associated Materials LLC 144A
 9.125%, 11/1/17(3)                                                 228          228
Building Materials Corp. of America
 144A 6.875%, 8/15/18(3)                                             74           76
 144A 6.750%, 5/1/21(3)                                              36           36
Ferro Corp. 7.875%, 8/15/18                                         312          325
Fufeng Group Ltd. 144A
 7.625%, 4/13/16(3)                                                 224          212
Glatfelter (P.H.) Co.
 7.125%, 5/1/16                                                     250          259
HeidelbergCement Finance BV
 8.500%, 10/31/19                                                   250(EUR)     406
Huntsman International LLC
 8.625%, 3/15/20                                                    250          274
 8.625%, 3/15/21                                                     19           21
Kraton Polymers LLC/Kraton
Polymers Capital Corp.
 6.750%, 3/1/19                                                      31           31
Mirabela Nickel Ltd. 144A
 8.750%, 4/15/18(3)                                                 197          197
Olin Corp. 8.875%, 8/15/19                                          225          250
PolyOne Corp.
 7.375%, 9/15/20                                                     33           35
Polypore International, Inc.
 7.500%, 11/15/17                                                    33           35
Quadra FNX Mining Ltd. 144A
 7.750%, 6/15/19(3)                                                  94           95
Solutia, Inc. 7.875%, 3/15/20                                       245          263
Steel Dynamics, Inc.
 7.625%, 3/15/20                                                    125          133
Texas Industries, Inc.
 9.250%, 8/15/20                                                    283          275
Vulcan Materials Co.
 7.500%, 6/15/21                                                    126          126
Westlake Chemical Corp.
 6.625%, 1/15/16                                                    140          145
                                                                               -----
                                                                               3,835
                                                                               -----
TELECOMMUNICATION SERVICES-7.0%
Cincinnati Bell, Inc.
 8.250%, 10/15/17                                                   250          253
Echostar Holding Corp./Echostar Corp. 144A
 7.625%, 6/15/21(3)                                                 125          128
Frontier Communications Corp.
 7.125%, 3/15/19                                                     77           79
 8.500%, 4/15/20                                                    357          391
Global Crossing Ltd.
 12.000%, 9/15/15                                                   240          281
Hughes Network Systems LLC/Hughes Network Systems Finance Corp.
 9.500%, 4/15/14                                                    370          380
MetroPCS Wireless, Inc.
 6.625%, 11/15/20                                                    74           73
NII Capital Corp.
 8.875%, 12/15/19                                                   335          371
 7.625%, 4/1/21                                                      36           38

                       See Notes to Financial Statements

                         VIRTUS HIGH YIELD INCOME FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                 PAR
                                                VALUE          VALUE
                                              ----------      --------
TELECOMMUNICATION SERVICES-CONTINUED
PAETEC Holding Corp.
 9.500%, 7/15/15                              $      235        $  245
tw telecom holdings, Inc.
 8.000%, 3/1/18                                      250           268
Virgin Media Finance plc
8.375%, 10/15/19                                     125           140
West Corp.
 144A 8.625%, 10/1/18(3)                             118           120
 144A 7.875%, 1/15/19(3)                              73            71
Wind Acquisition Holdings Finance S.p.A.
PIK Interest Capitalization 144A
 12.250%, 7/15/17(3)                                 296           342
Windstream Corp.
 7.000%, 3/15/19                                     425           431
 7.750%, 10/15/20                                     73            77
                                                               -------
                                                                 3,688
                                                               -------
UTILITIES-2.9%
AES Corp. (The)
 8.000%, 10/15/17                                    250           266
 144A 7.375%, 7/1/21(3)                               33            34
Calpine Corp.
 144A 7.500%, 2/15/21(3)                             244           250
 144A 7.875%, 1/15/23(3)                              76            78
GenOn Energy, Inc.
 9.875%, 10/15/20                                    248           261
NRG Energy, Inc.
 7.375%, 1/15/17                                     185           194
 144A 7.625%, 1/15/18(3)                              60            60
 8.250%, 9/1/20                                      171           175
 144A 7.875%, 5/15/21(3)                              31            31
PNM Resources, Inc.
 9.250%, 5/15/15                                     162           182
                                                               -------
                                                                 1,531
                                                               -------

TOTAL CORPORATE BONDS AND NOTES
 (IDENTIFIED COST $48,156)                                      50,463
                                                               -------

                                                  SHARE         VALUE
                                                --------      --------
PREFERRED STOCK-0.4%
FINANCIALS-0.4%
ING Capital Funding Trust III
 3.907%(2)                                       210,000          198
                                                             --------
TOTAL PREFERRED STOCK (IDENTIFIED COST $190)                      198
                                                             --------
TOTAL LONG-TERM INVESTMENTS-95.6%
 (IDENTIFIED COST $48,346)                                     50,661
                                                             --------
SHORT-TERM INVESTMENTS-2.9%
MONEY MARKET MUTUAL FUNDS-2.9%
  BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.085%)                                1,542,962        1,543
                                                             --------
TOTAL SHORT-TERM INVESTMENTS
 (IDENTIFIED COST $1,543)                                       1,543
                                                             --------
TOTAL INVESTMENTS-98.5%
 (IDENTIFIED COST $49,889)                                     52,204(1)
Other assets and liabilities, net-1.5%                            813
                                                             --------
NET ASSETS-100.0%                                            $ 53,017
                                                             ========

ABBREVIATION:

PIK    Payment-in-Kind Security

FOOTNOTE LEGEND:


(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 10, Federal Income Tax Information in the Notes to Financial
     Statements.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $16,075 or 30.3% of net assets.

(4) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(5)  Illiquid security.

(6)  All or a portion segregated as collateral.

FOREIGN CURRENCIES:
EUR   Euro

COUNTRY WEIGHTINGS +
-------------------------------------------
United States
(includes short-term investments)             88%
Canada                                         2
Germany                                        2
France                                         1
Ireland                                        1
Spain                                          1
United Kingdom                                 1
Other                                          4
Total                                        100%

+ % of total investments as of June 30, 2011


At June 30, 2011, the Fund had entered into forward currency contracts as follows:

Contracts                                                      Unrealized
to Sell    In Exchange                  Settlement            Appreciation
(000's)        for      Counterparty       Date      Value   (Depreciation)
---------  -----------  ------------    ----------  -------  -------------
EUR 750     USD 1,074    BNY Mellon       9/30/11   $1,084   $        (10)
                                                             ------------
                                                             $        (10)
                                                             ============

CURRENCIES:
EUR Euro               USD United States Dollar

                       See Notes to Financial Statements

                         VIRTUS HIGH YIELD INCOME FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)


The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                           Level 2 -     Level 3 -
                              Total Market    Level 1 -  Significant    Significant
                                Value at      Quoted     Observable     Unobservable
                             June 30, 2011    Prices       Inputs          Inputs
                            ---------------  ----------  ------------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
Corporate Bonds and Notes    $       50,463  $       --  $     50,246   $        217
Equity Securities:
Preferred Stock                         198          --           198             --
Short-Term Investments                1,543       1,543           --              --
                            ---------------  ----------  ------------   ------------
Total Investments            $       52,204  $    1,543  $     50,444    $       217
                            ---------------  ----------  ------------   ------------
Other Financial Instruments:
Forward Currency Contracts*  $          (10) $       --  $        (10)   $        --
                             ==============  ==========  ============   ============

-------------
*    Valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                     Corporate Bonds
                                                        and Notes
                                                    ----------------
INVESTMENTS IN SECURITIES:
BALANCE AS OF DECEMBER 31, 2010                      $          230
Accrued discounts/premiums(a)                                     1
Realized gain (loss)(b)                                         ---
Change in unrealized appreciation (depreciation)(b)               5
Purchases                                                       ---
Sales(c)                                                        (19)
Transfers into Level 3(d)                                       ---
Transfers from Level 3(d)                                       ---

                                                    ---------------
BALANCE AS OF JUNE 30, 2011                          $          217
                                                     ==============

-----------
(a)  Disclosed in the Statement of Operations under interest income.

(b) Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.

(c)  Includes paydowns.

(d) Transfers into or from represent the ending value as of June 30, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                       See Notes to Financial Statements

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                           PAR
                                                          VALUE       VALUE
                                                          --------    ---------
U.S. GOVERNMENT SECURITIES-26.6%
U.S. Treasury Bond
  6.250%, 8/15/23                                         $  145      $     184
U.S. Treasury Note
  2.000%, 11/30/13                                           100            103
  2.500%, 4/30/15                                            600            629
  1.250%, 10/31/15                                         1,750          1,735
  2.250%, 3/31/16                                          1,000          1,028
  3.125%, 10/31/16                                           525            558
  3.750%, 11/15/18                                         1,440          1,560
  3.625%, 8/15/19                                            300            320
  3.625%, 2/15/21                                          1,465          1,528
                                                                      ---------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $7,598)                                                  7,645
                                                                      ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS-31.9%
FDIC Guaranteed JPMorgan
  Chase & Co.
  2.200%, 6/15/12                                            500            509
FDIC Structured Sale
  Guaranteed Notes 10-LA1,
  A2 144A
  0.000%, 10/25/12(3)                                        500            492
FFCB
  3.875%, 10/7/13                                          1,000          1,073
  2.625%, 4/17/14                                          1,000          1,048
FHLB 5.500%, 7/15/36                                         480            527
FHLMC
  2.125%, 3/23/12                                            700            709
  4.500%, 7/15/13                                            775            838
  4.125%, 9/27/13                                            650            701
Israel Government AID Bond
  5.500%, 9/18/23                                          1,500          1,730
Small Business Administration
  09-P10A,1 4.727%, 2/10/19                                  447            468
Small Business Administration,
  Participation Certificates
  09-20B,1, 4.760%, 2/1/29                                   441            471
  09-20F, 1, 4.950%, 6/1/29                                  557            601
                                                                      ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $8,575)                                                  9,167
                                                                      ---------
MUNICIPAL BONDS-0.2%

LOUISIANA-0.2%
Public Facilities Authority,
  System Restoration Projects
  Taxable Series 08-ELL, A1
  4.500%, 2/1/14                                              49             50
                                                                      ---------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $49)                                                        50
                                                                      ---------
MORTGAGE-BACKED SECURITIES-38.5%
AGENCY-38.5%
FHLMC
  2.500%, 5/27/16                                            300            308
  (Interest Only) 202
  6.500%, 4/1/29                                              45             10
  5.573%, 4/1/37(2)                                          139            147
FHLMC REMIC 3814, B
  3.000%, 2/15/26                                            455            417
FNMA
  11.000%, 12/1/15                                             5              5
  5.500%, 6/1/20                                             274            299
  4.000%, 4/1/25                                             549            573
  5.500%, 6/1/28                                             495            538
  6.500%, 5/1/36                                             228            259
  5.000%, 2/1/38                                             420            448
  5.000%, 6/1/40                                             597            639
  4.000%, 2/1/41                                             278            278
FNMA Grantor Trust 02-T3, B
  5.763%, 12/25/11                                         2,000          2,043
GNMA
  8.000%, 3/15/23                                              4              4
  7.000%, 8/15/23                                             37             43
  2.125%, 10/20/25(2)                                          5              5
  8.000%, 11/15/26                                            44             52
  5.500%, 1/15/33                                            280            311
  4.500%, 3/20/41                                            562            592
GNMA Structured Securities
  06-9, A 4.201%, 8/16/26                                     50             50
  04-78, C 4.658%, 4/16/29                                   192            200
  07-75, A 4.747%, 4/16/29                                   257            263
  03-88, CA 4.746%, 1/16/30                                  170            177
  03-17, AB 4.650%, 7/16/31                                  228            242
  06-63, A 4.255%, 2/16/32                                   287            300
  11-38, AB 2.528%, 6/16/34                                  248            254
  03-48, C 4.891%, 7/16/34                                 1,000          1,090
  08-78, C 4.420%, 1/16/37                                   620            658
  05-79, B 4.646%, 8/16/39                                   275            280
  11-42, B 4.030%, 7/16/47(2)                                550            566
                                                                      ---------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,903)                                                11,051
                                                                      ---------
ASSET-BACKED SECURITIES-1.0%
UTILITIES-1.0%
AEP Texas Central Transition
  Funding LLC 06-A, A5
  5.306%, 7/1/20                                             250            283
                                                                      ---------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $250)                                                      283
                                                                      ---------
TOTAL LONG-TERM INVESTMENTS-98.2%
(IDENTIFIED COST $27,375)                                                28,196
                                                                      ---------
SHORT-TERM INVESTMENTS-1.4%
MONEY MARKET MUTUAL FUNDS-1.4%
AIM Short-Term Investment
  Treasury Portfolio (The) -
  Institutional Shares
  (seven-day effective yield 0.020%)                     323,485      $     323
BlackRock Liquidity Funds
  FedFund Portfolio -
  Institutional Shares
  (seven-day effective yield 0.010%)                      73,012             73
                                                                      ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $396)                                                      396
                                                                      ---------
TOTAL INVESTMENTS-99.6%
(IDENTIFIED COST $27,771)                                              28,592(1)
Other assets and liabilities, net-0.4%                                      126
                                                                      ---------
NET ASSETS-100.0%                                                     $  28,718
                                                                      =========

ABBREVIATIONS:
FDIC   Federal Deposit Insurance Corporation
FFCB   Federal Farm Credit Bank
FHLB   Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corporation ("Freddie Mac")
       FNMA Federal National Mortgage Association ("Fannie Mae")
       GNMA Government National Mortgage Association ("Ginnie Mae") REMIC Real Estate Mortgage Investment Conduit

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 10, Federal Income Tax Information in the Notes to Financial
     Statements.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, this security amounted to a value of $492 or 1.7% of net assets.

                       See Notes to Financial Statements

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                          Level 2 -
                                           Total Market     Level 1 -    Significant
                                             Value at        Quoted      Observable
                                           June 30, 2011     Prices        Inputs
                                           ----------       ---------   -------------
INVESTMENT IN SECURITIES:
Debt Securities:
  Corporate Bonds and Notes                $      283       $      --   $     283
  Mortgage-Backed Securities                   11,051              --      11,051
  Municipal Bonds                                  50              --          50
  U.S. Government Agency Obligations            9,167              --       9,167
  U.S. Government Securities                    7,645              --       7,645
Equity Securities:
  Short-Term Investments                          396             396          --
                                           ----------       ---------   ---------

  Total Investments                        $   28,592       $     396   $  28,196
                                           ==========       =========   =========

There are no Level 3 (significant unobservable inputs) priced securities.

                       See Notes to Financial Statements

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                       PAR
                                                      VALUE              VALUE
                                                     --------          ---------
MUNICIPAL BONDS(3)-99.6%

ALABAMA-14.3%
Jefferson County Limited
  Obligation
  Series A, 5.250%, 1/1/17                           $   6,000         $   5,604
  Series A, 5.500%, 1/1/21                               2,415             2,146
Marshall County Health Care
  Authority Series A,
  6.250%, 1/1/22                                           770               782
State Drinking Water Finance
  Authority Series 02-A,
  (AMBAC Insured)
  5.000%, 8/15/14                                        2,875             2,927
                                                                       ---------
                                                                          11,459
                                                                       ---------

ARIZONA-5.5%
Salt River Project Agricultural
  Improvement & Power
  District Series B,
  5.000%, 1/1/25                                         1,000             1,026
Salt Verde Financial Corp.
  Series 07,
  5.250%, 12/1/20                                        2,400             2,407
State School Facilities Board
  Certificates of Participation
  Series 08,
  5.250%, 9/1/23                                         1,000             1,032
                                                                       ---------
                                                                           4,465
                                                                       ---------

ARKANSAS-2.0%
University of Arkansas
  Medical Sciences Health
  Care Center Series B,
  (NATL Insured)
  5.000%, 11/1/21                                        1,500             1,614
                                                                       ---------

CALIFORNIA-8.2%
City of Lodi Wastewater
  System Certificates of
  Participation Series A,
  (NATL Insured)
  5.500%, 10/1/18                                        1,535             1,666
Health Facility Authority,
  Catholic Health System
  Series K,
  5.125%, 7/1/22                                         1,755             1,820
San Francisco City & County
  Public Utilities Commission
  Series A, (NATL Insured)
  5.000%, 11/1/27                                        1,035             1,047
State of California
  5.000%, 10/1/23                                        1,000             1,000
  6.000%, 11/1/35                                        1,000             1,069
                                                                       ---------
                                                                           6,602
                                                                       ---------

COLORADO-7.3%
Gunnison Watershed School
  District No. 1-J Series
  09, 5.250%, 12/1/22                                      500               558
Public Authority for Colorado
  Energy, Natural Gas
  Purchase Series 08,
  6.125%, 11/15/23                                       2,060             2,207

University of Colorado
  Series A,
  5.625%, 6/1/22                                         2,650             3,075
                                                                       ---------
                                                                           5,840
                                                                       ---------

FLORIDA-1.3%
Miami Dade County
  Educational Facilities
  Authority, University of
  Miami Series A,
  5.250%, 4/1/18                                         1,000             1,085
                                                                       ---------

ILLINOIS-16.3%
Development Finance
  Authority DePaul
  University Series C,
  5.625%, 10/1/20                                        1,000             1,066
Educational Facilities
  Authority University of
  Chicago Series A,
  5.250%, 7/1/22                                         3,000             3,202
State Finance Authority,
  KishHealth System
  Obligated Group, Series 08,
  4.750%, 10/1/18                                          700               726
State of Illinois
  5.000%, 6/15/23                                        3,500             3,608
State Toll Highway Authority
  Series A-1, (AGM Insured)
  5.000%, 1/1/21                                         1,550             1,619
University of Illinois
  Auxiliary Facilities Series A,
  5.000%, 4/1/19                                           700               773
University of Illinois,
  South Farms Project
  (NATL, FGIC Insured)
  5.250%, 9/1/20                                         2,000             2,068
                                                                       ---------
                                                                          13,062
                                                                       ---------

INDIANA-3.3%
Indiana University
  (AMBAC Insured)
  5.250%, 11/15/17                                       1,055             1,169
  Series A,
  5.250%, 6/1/23                                         1,320             1,505
                                                                       ---------
                                                                           2,674
                                                                       ---------

MARYLAND-3.1%
City of Baltimore, Convention
  Center Series 06-A,
  (XLCA Insured)
  5.250%, 9/1/23                                         1,500             1,383
State Health & Higher
  Educational Facilities
  Authority, Anne Arundel
  County Health System
  Series A,
  6.750%, 7/1/29                                         1,000             1,116
                                                                       ---------
                                                                           2,499
                                                                       ---------

MASSACHUSETTS-3.0%
Commonwealth of
  Massachusetts Series B,
  5.250%, 8/1/22                                         1,000             1,187
Commonwealth Educational
  Financing Authority,
  I Series A,
  5.500%, 1/1/22                                         1,130             1,201
                                                                       ---------
                                                                           2,388
                                                                       ---------

MICHIGAN-2.7%
City of Detroit Water Supply
  System Series A,
  (AGM insured)
  5.000%, 7/1/23                                         1,000             1,019
State of Michigan Highway
  Improvements (AGM Insured)
  5.250%, 9/15/19                                        1,015             1,123
                                                                       ---------
                                                                           2,142
                                                                       ---------

MINNESOTA-0.3%
City of Rochester Health Care
  Facilities Mayo Clinic
  Series C,
  4.500%, 11/15/38 (2)                                     200               216
                                                                       ---------

MISSISSIPPI-2.0%
Jackson County, Pollution
  Control, (Chevron USA Inc.
  Project)
  0.020%, 6/1/23 (2)                                     1,600             1,600
                                                                       ---------

NEBRASKA-1.4%
University of Nebraska Lincoln
  College Series A,
  5.000%, 7/1/22                                         1,000             1,121
                                                                       ---------

NEW JERSEY-3.6%
State Economic Development
  Authority, School
  Construction Series O,
  5.250%, 3/1/21                                         2,725             2,862
                                                                       ---------

NEW YORK-6.8%
City of New York, Industrial
  Development Agency,
  Queens Baseball Stadium
  Project (AMBAC Insured)
  5.000%, 1/1/20                                           900               907
  (AGC Insured)
  6.125%, 1/1/29                                           500               527
City of New York, Municipal
  Water Finance Authority,
  Water & Sewer Series A-09,
  5.500%, 6/15/21                                          500               577
  5.500%, 6/15/22                                        1,000             1,141
  5.625%, 6/15/24                                        1,050             1,191
  5.750%, 6/15/40                                        1,000             1,096
                                                                       ---------
                                                                           5,439
                                                                       ---------

OHIO-0.7%
Columbus City School District
(AGM Insured)
5.000%, 12/1/19                                            500               558
                                                                       ---------

                       See Notes to Financial Statements

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                PAR
                                               VALUE                     VALUE
                                              --------                 ---------
PENNSYLVANIA-3.1%
Commonwealth Turnpike
  Commission Authority,
  Sub-series B2,
  0.000%, 12/1/34                             $  1,250                 $     976
  Sub-series B,
  5.750%, 6/1/39                                 1,495                     1,540
                                                                       ---------
                                                                           2,516
                                                                       ---------

PUERTO RICO-7.7%
Commonwealth Electric
  Power Authority, Series ZZ,
  5.250%, 7/1/22                                 3,000                     3,111
Commonwealth Sales Tax
  Financing Corp. First
  Sub-series A,
  6.125%, 8/1/29                                 3,000                     3,088
                                                                       ---------
                                                                           6,199
                                                                       ---------

TEXAS-7.0%
City of San Antonio,
  (AGM Insured)
  5.000%, 2/1/23                                 3,000                     3,203
  State Municipal Gas
  Acquisition & Supply Corp. II
  0.660%, 9/15/27(2)                             3,000                     2,401
                                                                       ---------
                                                                           5,604
                                                                       ---------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $79,402)                                                 79,945
                                                                       ---------
TOTAL LONG-TERM INVESTMENTS-99.6%
(IDENTIFIED COST $79,402)                                                 79,945
                                                                       ---------
SHORT-TERM INVESTMENTS-1.7%

MONEY MARKET MUTUAL FUNDS-1.7%
AIM Tax-Free Cash Reserve
  Portfolio (The) -
  Institutional Shares
  (seven-day effective yield 0.20%)          1,263,059                 $   1,263
  Goldman Sachs Financial
  Square Funds - Tax-Free
  Money Market Fund -
  Institutional Shares
  (seven-day effective yield 0.010%)           140,507                       141
                                                                       ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,404)                                                   1,404
                                                                       ---------
TOTAL INVESTMENTS-101.3%
(IDENTIFIED COST $80,806)                                               81,349(1)
Other assets and liabilities, net-(1.3)%                                  (1,009)
                                                                       ---------

NET ASSETS-100.0%                                                      $  80,340
                                                                       =========

ABBREVIATIONS:

AGC    Assured Guaranty Corp.
AGM    Assured Guaranty Municipal Corp.
AMBAC  American Municipal Bond Assurance Corp.
FGIC   Financial Guaranty Insurance Company
NATL   National Public Finance Guarantee Corp.
XLCA   XL Capital Assurance

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 10, Federal Income Tax Information in the Notes to Financial
     Statements.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(3) At June 30, 2011, 30.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: AGM 11.9%.

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                                        Level 2 -
                                          Total Market             Level 1 -           Significant
                                            Value at                Quoted             Observable
                                          June 30, 2011             Prices               Inputs
                                          -------------            ---------           -----------
INVESTMENT IN SECURITIES:
Debt Securities:
  Municipal Bonds                         $   79,945               $     --             $  79,945
Equity Securities:
  Short-Term Investments                       1,404                  1,404                    --
                                          -------------            ---------            ---------
  Total Investments                       $   81,349               $  1,404             $  79,945
                                          =============            =========            =========

There are no Level 3 (significant unobservable inputs) priced securities.

                       See Notes to Financial Statements

                      VIRTUS SHORT/INTERMEDIATE BOND FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)


                                                       PAR
                                                      VALUE             VALUE
                                                     --------          ---------
U.S. GOVERNMENT SECURITIES-10.3%
U.S. Treasury Note
  2.000%, 11/30/13                                   $  1,600          $  1,653
  4.000%, 2/15/15                                         140               154
  2.250%, 3/31/16                                       1,000             1,029
  3.125%, 10/31/16                                      4,015             4,268
  3.750%, 11/15/18                                        275               298
  3.625%, 2/15/21                                         985             1,027
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $8,321)                                                  8,429
                                                                       --------
U.S. GOVERNMENT AGENCY OBLIGATIONS-1.5%
FNMA 1.000%, 9/23/13                                    1,180             1,190
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $1,178)                                                  1,190
                                                                       --------
MUNICIPAL BONDS-1.7%
LOUISIANA-0.8%
Local Government
  Environmental Facilities
  & Community
  Development Authority,
  1.520%, 2/1/18                                          285               286
Public Facilities Authority,
  System Restoration Projects
  Taxable Series 08-ELL, A1
  4.500%, 2/1/14                                          385               387
                                                                       --------
                                                                            673
                                                                       --------

OHIO-0.9%
State of Ohio Build America
Infrastructure Projects
  Taxable Series 2
  3.000%, 6/15/15                                         680               704
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $1,350)                                                  1,377
MORTGAGE-BACKED SECURITIES-22.5%
AGENCY-2.2%
FNMA
  6.000%, 5/1/16                                          162               177
  10.500%, 12/1/16                                         --(4)              1
  5.000%, 5/1/18                                          222               242
  9.000%, 10/1/25                                           1                 2
FNMA REMIC 97-70, PE (P.O.)
  0.000%, 4/25/22                                         140               131
GNMA
  7.000%, 6/15/23                                           4                 4
  7.000%, 7/15/23                                           4                 4
  7.000%, 9/15/23                                           6                 7
  7.000%, 9/15/23                                          28                32
  7.000%, 1/15/24                                          20                23
  7.000%, 9/15/24                                          22                25
  7.000%, 7/15/25                                          16                19
  7.000%, 7/15/25                                          10                12
  7.000%, 7/15/25                                          23                27
GNMA Structured Securities
  03-17, AB 4.650%, 7/16/31                               381               403
  11-38, AB 2.528%, 6/16/34                               695               710
                                                                       --------
                                                                          1,819
                                                                       --------

NON-AGENCY-20.3%

Adjustable Rate Mortgage
  Trust 05-11, 2A42
  2.907%, 2/25/36(2)                                    4,215             1,911
Bear Stearns Commercial
  Mortgage Securities, Inc.
  06-PW14, A4
  5.201%, 12/11/38                                        935             1,006
  04-T14, A4
  5.200%, 1/12/41(2)                                      980             1,053
  07-PW15, A2
  5.205%, 2/11/44                                         997             1,012
Countrywide Alternative
  Loan Trust
  04-22CB, 1A1
  6.000%, 10/25/34                                      1,268             1,267
  04-24CB, 1A1
  6.000%, 11/25/34                                        912               888
Deutsche Alternative Loan
  Trust-A Securities, Inc.
  05-3, 4A5
  5.250%, 6/25/35                                         500               462
First Horizon Alternative
  Mortgage Security
  05-FA8, 1A18
  5.500%, 11/25/35                                        408               378
GMAC Mortgage Corp. Loan
  Trust 05-AR3, 3A3
  3.092%, 6/19/35(2)                                      376               356
Greenwich Capital Commercial
  Funding Corp. 07-GG9, A4
  5.444%, 3/10/39                                       1,250             1,341
Lehman Brothers-UBS
  Commercial Mortgage Trust
  05-C5, A3
  4.964%, 9/15/30                                         797               811
MASTR Alternative Loans
  Trust 04-10, 3A1
  5.000%, 9/25/19                                         723               732
Morgan Stanley Capital I
  06-T23, A2
  5.920%, 8/12/41(2)                                    1,251             1,261
Morgan Stanley Mortgage
  Loan Trust 06-7, 5A2
  5.962%, 6/25/36(2)                                    1,730               937
Residential Funding Mortgage
  Securities II, Inc. 01-HS2, A5
  7.420%, 4/25/31(2)                                      134               133
Residential Funding Securities
  LLC 03-RM2, AII
  5.000%, 5/25/18                                         515               527
Structured Asset Securities Corp.
  03-34A, 6A
  2.566%, 11/25/33(2)                                   1,047               972
  05-2XS, 2A2
  1.686%, 2/25/35(2)                                      631               482
Washington Mutual Alternative
  Mortgage Pass-Through
  Certificates 05-6, 2A7
  5.500%, 8/25/35                                       1,036               997
                                                                       --------
                                                                         16,526
                                                                       --------

TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $21,470)                                                18,345
                                                                       --------

ASSET-BACKED SECURITIES-10.5%

Ally Auto Receivables Trust
  10-2, A4
  2.090%, 5/15/15                                       1,100             1,123
Avis Budget Rental Car
  Funding/AESOP LLC
  09-2A, A 144A
  5.680%, 2/20/14(3)                                      600               633
Capital Auto Receivables
  Asset Trust 07-3, A4
  5.210%, 3/17/14                                         701               711
Centerpoint Energy Transition
  Bond Co. LLC 01-1, A4
  5.630%, 9/15/15                                         276               293
Citibank Credit Card Issuance
  Trust 05-A2, A2
  4.850%, 3/10/17                                         780               868
Citibank Omni Master Trust
  09-A17, A17 144A
  4.900%, 11/15/18(3)                                     800               866
CitiFinancial Auto Issuance
  Trust 09-1, A2 144A
  1.830%, 11/15/12(3)                                     258               258
Ford Credit Auto Owner Trust
  11-A, A4
  1.650%, 5/15/16                                         800               806
Honda Auto Receivables
  Owner Trust 10-1, A4
  1.980%, 5/23/16                                         250               255
USAA Auto Owner Trust
  09-2, A4
  2.530%, 7/15/15                                       1,955             2,010
World Omni Automobile Lease
  Securitization Trust 09-A, A3
  1.650%, 2/15/13                                         751               752
                                                                       --------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $8,453)                                                  8,575
                                                                       --------
CORPORATE BONDS AND NOTES-50.6%
CONSUMER DISCRETIONARY-4.9%
DIRECTV Holdings LLC/DIRECTV
  Financing Co., Inc.
  3.500%, 3/1/16                                          525               542
Hewlett-Packard Co.
  1.550%, 5/30/14                                       1,000             1,005
Time Warner Cable, Inc.
  5.000%, 2/1/20                                        1,000             1,039
Time Warner, Inc.
  3.150%, 7/15/15                                         220               227
Walt Disney Co. (The)
  5.875%, 12/15/17                                      1,000             1,174
                                                                       --------
                                                                          3,987
                                                                       --------

CONSUMER STAPLES-2.3%
General Mills, Inc.
  1.550%, 5/16/14                                         570               574
Heinz (H.J.) Co.
  5.350%, 7/15/13                                       1,220             1,324
                                                                       --------
                                                                          1,898
                                                                       --------

                       See Notes to Financial Statements

                      VIRTUS SHORT/INTERMEDIATE BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)


                                                PAR
                                               VALUE                    VALUE
                                              --------                ---------
FINANCIALS-25.0%
American Express Credit Corp.
  2.750%, 9/15/15                             $  650                   $    650
AvalonBay Communities, Inc.
  5.750%, 9/15/16                                925                      1,041
Bank of America Corp.
  5.000%, 5/13/21                              1,000                        988
Boeing Capital Corp.
  3.250%, 10/27/14                               725                        768
Capital One Financial Corp.
  6.150%, 9/1/16                                 980                      1,081
Caterpillar Financial
Services Corp.
  1.650%, 4/1/14                               1,000                      1,012
ConocoPhillips Canada
Funding Co. I
  5.625%, 10/15/16                               685                        793
Fifth Third Bancorp
  6.250%, 5/1/13                               1,000                      1,083
General Electric Capital Corp.
4.875%, 3/4/15                                   730                        794
Goldman Sachs Group, Inc. (The)
  3.700%, 8/1/15                               1,000                      1,018
HSBC Finance Corp.
  4.750%, 7/15/13                                465                        492
International Business
  Machines International
  Group Capital LLC
  5.050%, 10/22/12                               800                        847
John Deere Capital Corp.
  2.800%, 9/18/17                              1,000                      1,008
JPMorgan Chase & Co.
  5.125%, 9/15/14                                920                        994
Merrill Lynch & Co., Inc.
  6.150%, 4/25/13                              1,250                      1,342
Morgan Stanley
  3.800%, 4/29/16                                840                        830
National City Bank
  4.625%, 5/1/13                               1,345                      1,417
Prudential Financial, Inc.
  2.750%, 1/14/13                                487                        497
  3.000%, 5/12/16                                400                        396
Rabobank NV
  2.125%, 10/13/15                               650                        644
Regions Financial Corp.
  4.875%, 4/26/13                                800                        807
Royal Bank of Scotland plc (The)
  3.950%, 9/21/15                              1,000                      1,005
Simon Property Group LP
  4.200%, 2/1/15                                 800                        851
                                                                       --------
                                                                         20,358
                                                                       --------

HEALTH CARE-4.5%
Schering-Plough Corp.
  5.300%, 12/1/13                              1,135                      1,255
Unitedhealth Group, Inc.
  4.875%, 2/15/13                                760                        804
WellPoint, Inc.
  5.875%, 6/15/17                              1,400                      1,600
                                                                       --------
                                                                          3,659
                                                                       --------

INDUSTRIALS-2.3%
Burlington Northern
  Santa Fe LLC
  5.650%, 5/1/17                                 200                        227
Texas Instruments, Inc.
  0.875%, 5/15/13                                800                        802
Union Pacific Corp.
  4.000%, 2/1/21                                 880                        892
                                                                       --------
                                                                          1,921
                                                                       --------

INFORMATION TECHNOLOGY-0.9%
Cisco Systems, Inc.
  2 900%, 11/17/14                               700                        736
                                                                       --------

MATERIALS-3.8%
Dow Chemical Co. (The)
  2.500%, 2/15/16                                525                        521
E.I. Du Pont de Nemours & Co.
  1.950%, 1/15/16                              1,000                        987
Republic Services, Inc.
  3.800%, 5/15/18                                400                        402
Rio Tinto Alcan, Inc.
  4.875%, 9/15/12                              1,155                      1,209
                                                                       --------
                                                                          3,119
                                                                       --------

TELECOMMUNICATION SERVICES-2.9%
AT&T Corp.
  5.800%, 2/15/19                                500                        564
Verizon Communications, Inc.
  4.600%, 4/1/21                                 110                        114
Vodafone Group plc
  3.375%, 11/24/15                             1,600                      1,660
                                                                       --------
                                                                          2,338
                                                                       --------

UTILITIES-4.0%
Consolidated Edison Company
of New York, Inc. 06-C

  5.500%, 9/15/16                              1,165                      1,333
Dominion Resources, Inc.
  2.250%, 9/1/15                                 660                        658
Southern Co.
  2.375%, 9/15/15                              1,245                      1,246
                                                                       --------
                                                                          3,237
                                                                       --------

TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $39,616)                                                41,253
                                                                       --------
TOTAL LONG-TERM INVESTMENTS-97.1%
(IDENTIFIED COST $80,388)                                                79,169
                                                                       --------

SHORT-TERM INVESTMENTS-2.3%

MONEY MARKET MUTUAL FUNDS-2.3%
AIM Short-Term Investment -
  Liquid Assets Portfolio (The) -
  Institutional Shares
  (seven-day effective
  yield 0.090%)                              988,261                   $    988
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.085%)                              864,328                        864
                                                                       --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,852)                                                  1,852
                                                                       --------
TOTAL INVESTMENTS-99.4%
(IDENTIFIED COST $82,240)                                                81,021(1)
Other assets and liabilities, net-0.6%                                      483
                                                                       --------
NET ASSETS-100.0%                                                      $ 81,504
                                                                       ========

ABBREVIATIONS:

FNMA   Federal National Mortgage Association ("Fannie Mae")
GNMA   Government National Mortgage Association ("Ginnie Mae")
P.O.   Principal Only
REMIC  Real Estate Mortgage Investment Conduit

FOOTNOTE LEGEND:

(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 10, Federal Income Tax Information in the Notes to Financial
     Statements.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $1,757 or 2.2% of net assets.

(4)  Amount is less than $500.

COUNTRY WEIGHTINGS+
------------------------------------
United States
  (includes short-term investments)   94%
United Kingdom                         3
Canada                                 2
Netherlands                            1
Total                                100%

+ % of total investments as of June 30, 2011


                       See Notes to Financial Statements

                      VIRTUS SHORT/INTERMEDIATE BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                                                       Level 2 -
                                                     Total Market             Level 1 -               Significant
                                                       Value at                 Quoted                Observable
                                                     June 30, 2011              Prices                  Inputs
                                                     -------------            ----------              -----------
INVESTMENT IN SECURITIES:
Debt Securities:
  Asset-Backed Securities                            $    8,575               $        --             $   8,575
  Corporate Bonds and Notes                              41,253                        --                41,253
  Mortgage-Backed Securities                             18,345                        --                18,345
  Municipal Bonds                                         1,377                        --                 1,377
  U.S. Government Agency Obligations                      1,190                        --                 1,190
  U.S. Government Securities                              8,429                        --                 8,429
Equity Securities:
  Short-Term Investments                                  1,852                     1,852                    --
                                                     ----------               -----------             ---------
  Total Investments                                  $   81,021               $     1,852             $  79,169
                                                     ==========               ===========             =========

There are no Level 3 (significant unobservable inputs) priced securities.

                       See Notes to Financial Statements

                          VIRTUS TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($  reported  in  thousands)


                                        PAR
                                       VALUE   VALUE
                                       ------  ------
MUNICIPAL BONDS(3)-97.2%
ALABAMA-2.0%
Jefferson County Limited
 Obligation Series A,
 5.250%, 1/1/17                        $3,000  $2,802
                                               ------

ARIZONA-1.4%
Health Facilities Authority
 Phoenix Children's Hospital
 Series B,
 0.960%, 2/1/42(2)                      1,000     901
Salt River Project Agricultural
 Improvement & Power
 District Series B,
 5.000%, 1/1/25                         1,000   1,026
                                               ------
                                                1,927
                                               ------

CALIFORNIA-12.2%
Grossmont Healthcare District
 Series B,
 6.000%, 7/15/34                        2,000   2,142
Livermore-Amador Valley
 Water Management Agency
 Series A, (AMBAC Insured)
 5.000%, 8/1/31                         2,620   2,620
M-S-R Energy Authority
 Series C,
 6.500%, 11/1/39                        1,655   1,808
San Diego Unified School
 District 2008 Election
 0.000%, 7/1/36                         1,000     196
 0.000%, 7/1/35                         3,000     632
South Gate Utility Authority,
 (NATL FGIC Insured)
 0.000%, 10/1/19                        1,385     910
State Educational Facilities
 Authority, University of
 Southern California
 Series A,
 5.250%, 10/1/38                        2,000   2,088
State of California
 5.000%, 10/1/23                        1,630   1,631
 6.000%, 11/1/35                        1,750   1,870
Sunnyvale School District,
 Election 2004 Series C,
 5.500%, 9/1/34                         2,500   2,724
                                               ------
                                               16,621
                                               ------

COLORADO-4.3%
Denver City & County School
 District No. 1 Series A,
 5.500%, 12/1/26                        1,335   1,493
Public Authority for Energy
 6.250%, 11/15/28                       2,250   2,385
State Health Facilities Authority,
 Catholic Health Initiatives
 Series D,
 6.250%, 10/1/33                          650     696
State Public Highway Authority
 E-470 Series B, (NATL Insured)
 0.000%, 9/1/29                           665     188
University of Colorado
 Enterprise System Series A,
 5.375%, 6/1/38                         1,000   1,039
                                               ------
                                                5,801
                                               ------

DISTRICT OF COLUMBIA-3.5%
Metropolitan Washington
 Airports Authority,
 Dulles Airport Metrorail
 Series Lien - B-09,
 (AGC Insured)
 0.000%, 10/1/36                        2,000     384
 Series Lien - C-09,
 (AGC Insured)
 0.000%, 10/1/41                        4,000   3,067
 Series B,
 0.000%, 10/1/44                        2,000   1,262
                                               ------
                                                4,713
                                               ------

FLORIDA-5.9%
Brevard County Health
 Facilities Authority, Health
 First, Inc. Project
 7.000%, 4/1/39                         1,050   1,136
City of Jacksonville
 (NATL Insured)
 5.000%, 10/1/26                        1,455   1,459
Orange County Series B,
 (NATL FGIC Insured)
 5.125%, 1/1/32                         2,000   2,015
State Department of
 Transportation (AGM Insured)
 5.000%, 7/1/32                         2,000   2,040
Tampa Bay Water Utility
 System (NATL FGIC Insured)
 5.000%, 10/1/31                        1,400   1,402
                                               ------
                                                8,052
                                               ------

GEORGIA-2.1%
Athens-Clarke County Unified
 Government Water and
 Sewer Authority,
 5.625%, 1/1/28                         1,500   1,645
Chatham County Hospital
 Authority, Memorial Medical
 Health Center Series A,
 6.125%, 1/1/24                         1,280   1,235
                                               ------
                                                2,880
                                               ------

ILLINOIS-11.5%
Chicago Park District Series A,
 (NATL FGIC Insured)
 5.000%, 1/1/31                         1,775   1,790
Dekalb County, Community
 Unit School District No. 428
 0.000%, 1/1/30                         1,000     313
Metropolitan Pier & Exposition
 Authority, McCormick Place
 Series B, (AGM Insured)
 0.000%, 6/15/26                        1,000     432
State Finance Authority
 University of Chicago
 Series A,
 5.000%, 7/1/26                         1,000   1,037
 Art Institute of Chicago
 Series A,
 6.000%, 3/1/38                         1,875   1,955
 Rush University Medical
 Center Series A,
 7.250%, 11/1/38                        1,050   1,140
State of Illinois
 5.000%, 6/15/23                        2,250   2,319
State Toll Highway Authority
 Series A-1, (AGM Insured)
 5.000%, 1/1/21                         1,500   1,567
 Series A-1, (FSA Insured)
 5.000%, 1/1/24                         1,015   1,046
University of Illinois Auxiliary
 Facilities System Series A,
 5.500%, 4/1/31                           540     560
 5.125%, 4/1/36                           500     486
 5.250%, 4/1/41                           500     488
University of Illinois, South
 Farms Project
 (NATL, FGIC Insured)
 5.250%, 9/1/20                         2,500   2,585
                                               ------
                                               15,718
                                               ------

INDIANA-1.9%
Wayne Township School
 District Marion County
 School Building Corp.
 (NATL-FGIC)
 5.000%, 7/15/24                        2,535   2,608
                                               ------

IOWA-4.8%
State of Iowa,
 Prison Infrastructure Funding
 5.000%, 6/15/27                        2,000   2,154
 State Jobs Program Series A,
 5.000%, 6/1/38                         4,250   4,376
                                               ------
                                                6,530
                                               ------

MARYLAND-3.9%
City of Baltimore
 Convention Center Series A,
 (XLCA Insured)
 5.250%, 9/1/22                         2,200   2,045
 Wastewater Projects Series A,
 5.000%, 7/1/36                           350     364
 5.000%, 7/1/41                           750     776
 Water Projects Series A,
 5.000%, 7/1/41                           750     775
State Health & Higher
 Educational Facilities
 Authority, Anne Arundel
 County Health System
 Series A,
 6.750%, 7/1/29                         1,015   1,133
 5.000%, 7/1/32                           250     247
                                               ------
                                                5,340
                                               ------

MASSACHUSETTS-1.6%
Commonwealth Health
 & Educational Facilities
 Authority, Harvard
 University Series A,
 5.500%, 11/15/36                       2,000   2,171
                                               ------

                       See Notes to Financial Statements

                          VIRTUS TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($  reported  in  thousands)

                                           PAR
                                          VALUE      VALUE
                                        ----------   ------
MICHIGAN-3.6%
City of Detroit
 Water Supply System
 Series A, (AGM insured)
 5.000%, 7/1/23                         $    3,750   $3,819
 Sewer Disposal Series
 Lien B, (AGM Insured)
 7.500%, 7/1/33                              1,000    1,152
                                                     ------
                                                      4,971
                                                     ------

MISSOURI-3.7%
Metropolitan St. Louis District
 Sewer & Wastewater System
 Series A,
 5.750%, 5/1/38                              2,000    2,167
State Health & Educational
 Facilities Authority,
 Series B-1,
 0.030%, 10/1/35                             2,500    2,500
 Washington University
 Series A,
 5.375%, 3/15/39                               315      335
                                                     ------
                                                      5,002
                                                     ------

NEBRASKA-1.0%
University of Nebraska Lincoln
 Series A,
 5.250%, 7/1/34                              1,250    1,327
                                                     ------

NEW HAMPSHIRE-0.6%
State Health & Education
 Facilities Authority, Exeter
 Project
 6.000%, 10/1/24                               750      761
                                                     ------

NEW JERSEY-1.2%
State Transportation Trust
 Fund Authority
 6.000%, 6/15/35                             1,500    1,639
                                                     ------

NEW YORK-9.8%
City of New York Series E-1,
 6.250%, 10/15/28                           1,000    1,132
City of New York, Industrial
 Development Agency,
 Queens Baseball Stadium
 Project (AMBAC Insured)
 5.000%, 1/1/31                                450      400
 Queens Baseball Stadium
 Project (AGC Insured)
 6.375%, 1/1/39                              1,000    1,025
City of New York, Municipal
 Water Finance Authority,
 Water & Sewer Series A-09,
 5.750%, 6/15/40                             5,590    6,125
Metropolitan Transportation
 Authority, Series C-08,
 6.250%, 11/15/23                            3,140    3,584
New York City Transitional
 Finance Authority, Series B,
 5.000%, 8/1/28                              1,000    1,032
                                                     ------
                                                     13,298
                                                     ------

OHIO-0.8%
State Higher Educational
 Facility Commission
 University Hospital Health
 System Series A-09,
 6.750%, 1/15/39                             1,000    1,041
                                                     ------
PENNSYLVANIA-4.2%
Chester County Health
 & Education Facilities
 Authority, Chester County
 Hospital Series A,
 6.750%, 7/1/31                              1,000      984
Commonwealth Turnpike
 Commission Authority,
 Series B2,
 0.000%, 12/1/30                             1,000      777
 Sub-series B2,
 0.000%, 12/1/34                             2,000    1,561
 Sub-series E,
 0.000%, 12/1/38                             2,000    1,404
 Sub-series B,
 5.750%, 6/1/39                              1,000    1,030
                                                     ------
                                                      5,756
                                                     ------

PUERTO RICO-6.3%
Commonwealth Electric
 Power Authority, Series ZZ,
 5.250%, 7/1/22                              4,000    4,148
Commonwealth of Puerto Rico,
 Sales Tax Finance Corp.
 First Sub-series A,
 6.000%, 8/1/42                              1,185    1,225
 First Sub-series A,
 6.500%, 8/1/44                              3,000    3,185
                                                     ------
                                                      8,558
                                                     ------

TENNESSEE-0.7%
City of Memphis
 5.000%, 5/1/36                              1,000    1,027
                                                     ------

TEXAS-7.5%
Dallas Independent School
 District (PSF Guaranteed)
 5.250%, 2/15/30                             1,850    1,984
Forney Independent
 School District,
 Series A, (PSF Guaranteed)
 5.750%, 8/15/33                               750      823
 6.000%, 8/15/37                             2,000    2,230
Harris County Health Facilities
 Development Corp.,
 Memorial Hermann
 Healthcare System Series B,
 7.250%, 12/1/35                             2,450    2,702
 Baylor College of Medicine
 Series B,
 0.040%, 11/15/47(2)                           910      910
Municipal Gas Acquisition and
 Supply Corp. Senior Lien,
 Series D,
 6.250%, 12/15/26                            1,485    1,582
                                                     ------
                                                     10,231
                                                     ------

WASHINGTON-1.1%
State of Washington
 (AGC Insured), Series A,
 5.000%, 7/1/29                         $    1,400   $1,463
                                                     ------

WISCONSIN-1.6%
State Health & Educational
 Facilities Authority, Howard
 Young (Radian Insured)
 5.000%, 8/15/18                             2,150    2,145
                                                    -------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $128,908)                          132,382
                                                    -------
TOTAL LONG-TERM INVESTMENTS-97.2%
(IDENTIFIED COST $128,908)                          132,382
                                                    -------

                                          SHARES
                                          ------

SHORT-TERM INVESTMENTS-2.5%

MONEY MARKET MUTUAL FUNDS-2.5%
AIM Tax-Free Cash Reserve
 Portfolio (The) -
 Institutional Shares
 (seven-day effective
 yield 0.002%)                           2,673,826    2,674
Goldman Sachs Financial
 Square Funds - Tax-Free
 Money Market Fund -
 Institutional Shares
 (seven-day effective
 yield 0.010%)                             743,476      743
                                                   --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,417)                              3,417
                                                   --------
TOTAL INVESTMENTS-99.7%
(IDENTIFIED COST $132,325)                          135,799(1)
Other assets and liabilities, net-0.3%                  429
                                                   --------
NET ASSETS-100.0%                                  $136,228
                                                   ========

ABBREVIATIONS:

AGC       Assured Guaranty Corp.
AGM       Assured Guaranty Municipal  Corp.
AMBAC     American Municipal Bond  Assurance Corp.
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance, Inc.
NATL      National Public  Finance Guarantee Corp.
PSF       Permanent School Fund
Radian    Radian Asset Assurance, Inc.
XLCA      XL Capital Assurance

ABBREVIATIONS:

(1)  Federal Income Tax Information: For tax information at June 30, 2011, see
     Note 10, Federal Income Tax Information in the Notes to Financial
     Statements.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(3) At June 30, 2011, 29% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Funds' net assets.

                       See Notes to Financial Statements

                          VIRTUS TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($  reported  in  thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).


                                                        Level 2 -
                            Total Market   Level 1 -   Significant
                              Value at       Quoted     Observable
                           June 30, 2011     Prices       Inputs
                           --------------  ----------  -----------
INVESTMENT IN SECURITIES:
Debt Securities:
 Municipal Bonds           $      132,382  $       --  $    132,382
Equity Securities:
 Short-Term Investments             3,417       3,417            --
                           --------------  ----------  ------------
 Total Investments         $      135,799  $    3,417  $    132,382
                           ==============  ==========  ============

There  are  no  Level  3  (significant  unobservable  inputs) priced securities.

                       See Notes to Financial Statements

                  VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($  reported  in  thousands)

                                                   PAR
                                                  VALUE       VALUE
                                               ----------    -------
U.S. GOVERNMENT SECURITIES-9.0%
U.S. Treasury Bill
 0.170%, 9/22/11(3)                              $220,000    $19,992
 0.307%, 2/9/12(3)                                 15,000     14,972
U.S. Treasury Note
 1.000%, 8/31/11                                   10,000     10,014
 1.000%, 9/30/11                                   15,000     15,031
                                                             -------

TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $60,009)                                     60,009
                                                             -------

FEDERAL AGENCY SECURITIES-45.5%
FFCB 0.110%, 10/28/11(2)(4)                        10,833     10,829
FHLB
0.150%, 7/1/11(2)(4)
 (10/21/11(5))                                      9,900      9,900
0.180%, 7/1/11(2)(4)
 (1/24/12(5))                                      20,000     20,000
0.100%, 7/12/11(2)(4)
 (8/12/11(5))                                      15,000     15,001
 0.001%, 7/13/11                                   10,000     10,000
 0.020%, 7/20/11                                   10,500     10,500
 0.091%, 7/20/11                                   20,000     20,000
 0.130%, 11/30/11(2)(4)                            15,000     14,992
 0.390%, 4/25/12                                    4,500      4,500
 0.410%, 4/27/12                                    7,500      7,500
 0.250%, 5/23/12                                   10,000     10,000
 0.350%, 7/20/12                                   10,500     10,500
FHLMC
 0.001%, 7/1/11(3)                                  9,700      9,700
 0.060%, 7/1/11(2)(4)
 (11/9/11(5))                                      15,000     14,996
 0.070%, 7/1/11(2)(4)
 (1/25/12(5))                                       9,530      9,526
 0.130%, 11/21/11(3)                               15,000     14,992
 0.120%, 12/8/11(3)                                 8,500      8,495
FNMA
 0.170%, 7/6/11(3)                                  4,300      4,300
 0.040%, 7/12/11(3)                                10,000     10,000
 0.086%, 7/27/11(2)                                10,000     10,000
 0.110%, 9/14/11(3)                                 4,500      4,499
 0.135%, 10/26/11(3)                               15,000     14,993
 0.130%, 11/23/11(3)                               15,000     14,992
 0.130%, 11/30/11(3)                               15,000     14,992
Overseas Private
 Investment Corp.
 0.090%, 7/6/11(2)(4)
 (10/20/17(5))                                      2,500      2,500
 0.120%, 7/6/11(2)(4)
 (6/15/17(5))                                      15,000     15,000
 0.090%, 7/7/11(2)(4)
 (11/15/13(5))                                     11,020     11,020
                                                             -------

TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $303,727)                                   303,727
                                                             -------

REPURCHASE AGREEMENTS-38.9%
Bank of America Corp.
 0.050% dated 6/30/11
 due 7/1/11, repurchase
 price $129,691
 collateralized by FCSB
 3.950%-5.150%, 7/23/12-
 11/15/19, FHLB 6.000%,
 7/28/18, FHLMC 0.000%-
 6.000%, 11/9/11-3/16/21,
 FNMA 0.000%-6.130%,
 8/11/11-11/7/36, REFCORP
 0.000%, 10/15/18
 market value $132,285                            129,691    129,691
Goldman Sachs Group, Inc.
(The) 0.030% dated
 6/30/11 due 7/1/11,
 repurchase price $ 130,000
 collateralized by FHLMC
 4.974%-6.508%,
 7/1/36-5/1/38, FNMA
 2.485%-5.917%,
 9/1/35-10/1/40
 market value $132,600                          $130,000   $ 130,000
                                                           ---------

TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $259,691)                                   259,691
                                                           ---------

MONEY MARKET MUTUAL FUNDS-8.2%
AIM Short-Term Investment
 Treasury Portfolio (The) -
 Institutional Shares
 (seven-day effective
 yield 0.020%)                                 30,000,151  $  30,000
Goldman Sachs Financial
 Square Funds - Treasury
 Instruments Fund
 (seven-day effective
 yield 0.000%)                                 25,000,032     25,000
                                                           ---------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $55,000)                                     55,000
                                                           ---------
TOTAL INVESTMENTS-101.6%
(IDENTIFIED COST $678,427)                                   678,427(1)
Other assets and liabilities, net-(1.6)%                     (10,439)
                                                           ---------

NET ASSETS-100.0%                                          $ 667,988
                                                           =========

ABBREVIATIONS:

FCSB     Farm Credit Consolidated Systemwide Bonds
FFCB     Federal Farm Credit Bank
FHLB     Federal Home Loan Bank
         FHLMC Federal Home Loan Mortgage Corporation
         ("Freddie Mac")
FNMA     Federal National Mortgage Association
         ("Fannie Mae")
REFCORP  Resolution Funding Corporation

FOOTNOTE  LEGEND:

(1) Federal Income Tax Information: At June 30, 2011, the aggregate cost of securities was the same for book and federal income tax purposes.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(3)  The rate shown is the discount rate.

(4)  The date shown represents next interest reset date.

(5)  Final maturity date.

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).


                                                         Level 2 -
                             Total Market   Level 1 -   Significant
                               Value at       Quoted     Observable
                             June 30, 2011    Prices       Inputs
                            --------------  ----------  ------------
INVESTMENT IN SECURITIES:
Debt Securities:
 Federal Agency Securities  $      303,727  $       --  $    303,727
 Repurchase Agreements             259,691          --       259,691
 U.S. Government Securities         60,009          --        60,009
Equity Securities:
 Money Market Mutual Funds          55,000      55,000            --
                            --------------  ----------  ------------
 Total Investments          $      678,427  $   55,000  $    623,427
                            ==============  ==========  ============

There  are  no  Level  3  (significant  unobservable  inputs) priced securities.

                       See Notes to Financial Statements

                        VIRTUS INSIGHT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($  reported  in  thousands)

                                               PAR
                                              VALUE           VALUE
                                           ------------  ---------------
U.S. GOVERNMENT SECURITIES(3)-2.3%
U.S. Treasury Bill
 0.307%, 2/9/12                             $    29,500   $       29,444
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $29,444)                                         29,444
COMMERCIAL PAPER(3)-52.0%
Abbott Laboratories
 0.050%, 7/1/11                                  30,000           29,999
Bank of Nova Scotia
 0.100%, 7/6/11                                  20,000           20,000
Cancara Asset
Securitization LLC
 0.150%, 7/7/11                                  25,000           24,999
 0.150%, 7/8/11                                  17,500           17,499
 0.200%, 9/7/11                                  17,500           17,493
Caterpillar, Inc.
 0.070%, 7/1/11                                  25,000           25,000
Chariot Funding LLC
 0.130%, 7/28/11                                 10,000            9,999
 0.130%, 8/3/11                                  35,000           34,996
Erste Abwicklungsanstalt
 0.220%, 8/9/11                                  25,000           24,994
 0.290%, 10/7/11                                 25,000           24,980
Falcon Asset Securitization
Co. 0.030%, 7/1/11                              17,377            17,377
Johnson & Johnson
 0.225%, 10/5/11                                 25,000           24,985
Liberty Street Funding LLC
 0.160%, 8/22/11                                 26,028           26,022
Market Street Funding
 0.050%, 7/1/11                                  39,442           39,442
Metlife
 0.270%, 9/8/11                                  25,000           24,987
 0.240%, 10/11/11                                25,000           24,983
National Rural Utilities Corp.
 0.120%, 8/16/11                                 15,000           14,998
Salisbury Receivables LLC
 0.140%, 7/7/11                                  20,000           20,000
Scaldis Capital LLC
 0.190%, 7/18/11                                 11,900           11,899
 0.220%, 7/20/11                                 20,000           19,998
 0.250%, 8/2/11                                  30,000           29,993
Solitaire Funding LLC
 0.260%, 7/14/11                                 22,000           21,998
 0.220%, 8/25/11                                 20,000           19,993
Tasman Funding LLC
 0.060%, 7/1/11                                  30,000           30,000
Thunder Bay Funding LLC
 0.220%, 7/15/11                                 27,039           27,037
Versailles CDS LLC
 0.220%, 7/8/11                                  30,000           29,999
Wal-Mart Stores
 0.030%, 7/5/11                                  50,000           50,000
                                                             -----------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $663,670)                                       663,670
                                                             -----------

FEDERAL AGENCY SECURITIES-2.3%
FHLB
 0.390%, 4/25/12                                 12,000           12,000
 0.410%, 4/27/12                                 17,500           17,500
                                                             -----------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $29,500)                                         29,500
                                                             -----------
PROMISSORY NOTES-4.7%
Goldman Sachs Group,
Inc. (The)
 0.260%, 8/11/11(5)                              60,000           60,000
                                                             -----------
TOTAL PROMISSORY NOTES
(IDENTIFIED COST $60,000)                                         60,000
                                                             -----------
MEDIUM-TERM NOTES-2.7%
General Electric Capital Corp.
 5.720%, 8/22/11                                 10,000           10,000
Westpac Banking Corp.
 0.270%, 11/4/11                                 25,000           24,976
                                                             -----------
TOTAL MEDIUM-TERM NOTES
(IDENTIFIED COST $34,976)                                         34,976
                                                             -----------
CERTIFICATES OF DEPOSIT-9.8%
Bank of Nova Scotia
 0.280%, 2/10/12                                 25,000           25,000
Rabobank Nederland N.V.
 0.350%, 5/21/12                                 25,000           25,000
Royal Bank of Scotland
plc (The)
 0.709%, 10/3/11                                 50,000           50,000
Svenska Handelsbanken AB
 0.210%, 7/27/11                                 25,000           25,000
                                                             -----------
TOTAL CERTIFICATES OF DEPOSIT
(IDENTIFIED COST $125,000)                                       125,000
                                                             -----------
VARIABLE RATE DEMAND OBLIGATIONS -
MUNICIPAL(2)(4)-2.9%
Colorado Housing
 & Finance Authority,
 Single Family
 Housing Taxable
 Series B-2,
 0.140%, 7/7/11 (11/1/33(6))                     12,100           12,100
 Series A-2,
 0.150%, 7/7/11 (5/1/38(6))                      25,300           25,300
TOTAL VARIABLE RATE DEMAND OBLIGATIONS -
                                                             -----------
MUNICIPAL (IDENTIFIED COST $37,400)                               37,400
                                                             -----------
REPURCHASE AGREEMENTS-13.5%
Bank of America N.A.
 0.050% dated 6/30/11
 due 7/1/11,
 repurchase price $    26,752
 collateralized by 1/15/14
 FHLMC 4.5000%, and
 8/17/26 FNMA 6.125%
 market value $27,287                            26,752           26,752
Goldman Sachs Group,
 Inc. (The) 0.030% dated
 6/30/11 due 7/1/11,
 repurchase price $145,000
 collateralized by FHLMC
 2.579-4.974%,
 11/1/34-5/1/38, and FNMA
 2.137-5.882%
 10/1/34-12/1/40
 market value $147,900                          145,000          145,000
                                                                 -------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $ 171,752)                                      171,752
                                                                 -------

                                                 SHARES
                                                 ------
MONEY MARKET MUTUAL FUNDS-9.8%
AIM Short-Term Investments
 Liquid Assets Portfolio
 (The) Institutional Shares
 (seven-day effective
 yield 0.090%)                               62,302,270           62,302
Goldman Sachs Financial
 Square Funds -
 Money Market Fund -
 Institutional Shares
 (seven-day effective
 yield 0.100%)                               62,305,090           62,305
                                                              ----------

TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $ 124,607)                                      124,607
                                                              ----------

TOTAL INVESTMENTS-100.0%
(IDENTIFIED COST $ 1,276,349)                                  1,276,349(1)
Other assets and liabilities, net-0.0%                               456
                                                             -----------

NET ASSETS-100.0%                                            $ 1,276,805
                                                             ===========

ABBREVIATIONS:

FHLB     Federal  Home  Loan  Bank

FHLMC    Federal Home Loan Mortgage Corporation ("Freddie Mac")

FNMA     Federal National Mortgage Association ("Fannie Mae")

ABBREVIATIONS:

(1) Federal Income Tax Information: At June 30, 2011, the aggregate cost of securities was the same for book and federal income tax purposes.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(3)  The rate shown is the discount rate.

(4)  The date shown represents next interest reset date.

(5)  Illiquid security.

(6)  Final maturity date.


                       See Notes to Financial Statements

                        VIRTUS INSIGHT MONEY MARKET FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($  reported  in  thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                           Level 2-
                                               Total Market    Level 1-   Significant
                                                 Value at       Quoted     Observable
                                              June 30, 2011     Prices       Inputs
                                              --------------  ----------  -----------

INVESTMENT IN SECURITIES:
Debt Securities:
 U.S. Government Securities                    $      29,444  $       -- $     29,444
 Federal Agency Securities                            29,500          --       29,500
 Commercial Paper                                    663,670          --      663,670
 Promissory Notes                                     60,000          --       60,000
 Medium-Term Notes                                    34,976          --       34,976
 Repurchase Agreements                               171,752          --      171,752
 Certificates of Deposit                             125,000          --      125,000
 Variable Rate Demand Obligations-Municipal           37,400          --       37,400
Equity Securities:
 Money Market Mutual Funds                           124,607     124,607           --
                                              --------------  ----------  ------------
 Total Investments                             $   1,276,349  $  124,607  $  1,151,742
                                              ==============  ==========  ============

There  are  no  Level  3  (significant  unobservable  inputs) priced securities.

                       See Notes to Financial Statements

                  VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (Unaudited)

($ reported in thousands)


                                                PAR
                                               VALUE                 VALUE
                                           ------------         ----------------
COMMERCIAL PAPER - MUNICIPAL-24.1%
MASSACHUSETTS-4.2%
State Health & Educational
 Facilities Authority,
 Harvard University
 0.200%, 7/7/11                            $      7,500          $         7,500
                                                                 ---------------

MICHIGAN-7.6%
University of Michigan
 0.210%, 7/7/11                                   7,500                    7,500
 Board of Regents
 0.140%, 8/8/11                                   4,000                    4,000
 0.150%, 9/1/11                                   2,000                    2,000
                                                                 ---------------
                                                                          13,500
                                                                 ---------------

MINNESOTA-4.8%
University of Minnesota
 0.150%, 7/1/11                                   3,500                    3,500
 0.100%, 7/1/11                                   5,000                    5,000
                                                                 ---------------
                                                                           8,500
                                                                 ---------------

TEXAS-2.8%
University of Texas
 0.180%, 11/1/11                                  5,000                    5,000
                                                                 ---------------

VIRGINIA-4.7%
University of Virginia
 0.210%, 7/7/11                                   8,400                    8,400
                                                                 ---------------
TOTAL COMMERCIAL PAPER - MUNICIPAL
(IDENTIFIED COST $42,900)                                                 42,900
                                                                 ---------------
VARIABLE RATE DEMAND OBLIGATIONS -
MUNICIPAL(2)(3)-72.7%
ALASKA-2.9%
City of Valdez Exxon Pipeline
 Project, Series A
 0.020%, 7/1/11 (12/1/33(4))                      5,200                    5,200
                                                                 ---------------

COLORADO-3.1%
City of Aurora, The Children
 Hospital Series C,
 0.050%, 7/7/11 (12/1/33(4))                      5,525                    5,525
                                                                 ---------------

CONNECTICUT-6.3%
State Health & Educational
 Facilities Authority,
 Yale University Series Y-2,
 0.020%, 7/1/11 (7/1/35(4))                       2,000                    2,000
 State Housing Finance
 Authority Sub-series F-2
 0.030%, 7/7/11 (11/15/30(4))                     9,170                    9,170
                                                                 ---------------
                                                                          11,170
                                                                 ---------------

FLORIDA-5.6%
JEA Water & Sewer System
 Series B-1,
 0.070%, 7/7/11 (10/1/36(4))                      10,000                  10,000
                                                                 ---------------

ILLINOIS-0.6%
Health Facilities Authority,
 Northwestern Memorial
 Healthcare Series C,
 0.040%, 7/1/11 (8/15/32(4))                       1,000                   1,000
                                                                 ---------------

INDIANA-2.8%
State Finance Authority
 Ascension Series E-5
 0.090%, 7/7/11 (11/15/33(4))                     5,000                    5,000
                                                                 ---------------

KANSAS-3.9%
 State Department of
 Transportation Series C-1,
 0.050%, 7/7/11 (9/1/21(4))                       7,000                    7,000
                                                                 ---------------

MASSACHUSETTS-5.6%
Commonwealth of
 Massachusetts Series B,
 0.060%, 7/1/11 (3/1/26(4))                      10,000                   10,000
                                                                 ---------------

MISSISSIPPI-8.4%
Hospital Equipment & Facilities
 Authority, North Mississippi
 Health Services Series 97-1,
 0.110%, 7/7/11 (5/15/27(4))                      8,500                    8,500
 Jackson County, Pollution
 Control, Chevron USA Inc.
 Project Series 93
 0.020%, 7/1/11 (6/1/23(4))                       6,415                    6,415
                                                                 ---------------
                                                                          14,915
                                                                 ---------------

MISSOURI-6.4%
State Health & Educational
 Facilities Authority
 St. Louis University
 Series B-2
 0.030%, 7/1/11 (10/1/35(4))                      2,300                    2,300
 State Health & Educational
 Facilities Authority,
 St. Louis University
 Series B-1,
 0.030%, 7/1/11 (10/1/35(4))                      3,890                    3,890
 Washington University
 Series B,
 0.030%, 7/1/11 (10/1/35(4))                      5,200                    5,200
                                                                 ---------------
                                                                          11,390
                                                                 ---------------

NEW YORK-10.3%
City of New York
 Sub-series B-2,
 0.030%, 7/1/11 (8/15/20(4))                      3,000                    3,000
 Sub-series H-4,
 0.030%, 7/1/11 (3/1/34(4))                       1,000                    1,000
 Sub-series H-2
 0.050%, 7/7/11 (3/1/34(4))                       3,900                    3,900
 Municipal Water Finance
 Authority, Water & Sewer
 Sub-series B-4,
 0.040%, 7/7/11 (6/15/23(4))                      4,100                    4,100
 City of New York Municipal
 Water Finance Authority
 0.070%, 7/7/11(4)                                1,600                    1,600
NEW YORK-CONTINUED
State Dormitory Authority
 Royal Charter Properties
 Series A
 0.060%, 7/7/11
 (11/15/36(4))                                    4,690                    4,690
                                                                 ---------------
                                                                          18,290
                                                                 ---------------

NORTH CAROLINA-2.6%
City of Raleigh
 0.210%, 6/1/34 (6/1/34(4))                       4,575                    4,575
                                                                 ---------------

OREGON-3.3%
Clackamas County Hospital
 Facility Authority, Legacy
 Health System,
 Series A,
 0.060%, 7/7/11 (6/1/37(4))                                                1,100
 1,100
 Series C,
 0.060%, 7/7/11 (6/1/37(4))                       4,700                    4,700
                                                                 ---------------
                                                                           5,800
                                                                 ---------------

TENNESSEE-0.6%
City of Chattanooga, Health,
 Educational and Housing
 Facility Board, Catholic Health
 Initiatives Series 04-C,
 0.060%, 7/7/11 (5/1/39(4))                       1,000                    1,000
                                                                 ---------------

TEXAS-5.4%
Harris County Health Facilities
 Development Corp.,
 Baylor College of Medicine
 Series B,
 0.040%, 7/1/11 (11/15/47(4))                     8,090                    8,090
 State Veterans Housing
 Assistance Program Fund 1
 (VA Guaranteed)
 0.050%, 7/7/11 (12/1/16(4))                      1,565                    1,565
                                                                 ---------------
                                                                           9,655
                                                                 ---------------

UTAH-1.3%
City of Murray, Intermountain
 Healthcare Service, Inc.
 Series C,
 0.040%, 7/1/11 (5/15/37(4))                      2,300                    2,300
                                                                 ---------------

VIRGINIA-2.8%
Fairfax County Industrial
 Development Authority,
 Inova Health System Project,
 Series 10-A1,
 0.230%, 7/7/11 (5/15/39(4))                      5,000                    5,000
                                                                 ---------------

WYOMING-0.8%
Uinta County, Pollution
 Control, Chevron U.S.A.,
 Inc. Project
 0.030%, 7/1/11 (12/1/22(4))                      1,500                    1,500
                                                                 ---------------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS -
 MUNICIPAL (IDENTIFIED COST $129,320)                                    129,320
                                                                 ---------------

                       See Notes to Financial Statements

                  VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($  reported  in  thousands)

                                            SHARES                VALUE
                                         -------------        ---------------
MONEY MARKET MUTUAL FUNDS-3.2%
Dreyfus Tax Exempt Cash
 Management -
 Institutional Shares
 (seven-day effective
 yield 0.00%)                                3,716,000                 $3,716
Goldman Sachs Financial
 Square Funds -
 Tax-Free Money
 Market Fund -
 Institutional Shares
 (seven-day effective
 yield 0.010%)                               1,891,723                  1,892
                                                              ---------------

TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $5,608)                                                5,608
                                                              ---------------

TOTAL INVESTMENTS-100.0%
(IDENTIFIED COST $177,828)                                          177,828(1)
Other assets and liabilities, net-0.0%                                      2
                                                              ---------------

NET ASSETS-100.0%                                             $       177,830
                                                              ===============

ABBREVIATION:

VA     Department  of  Veterans  Affairs

FOOTNOTE  LEGEND:

(1) Federal Income Tax Information: At June 30, 2011, the aggregate cost of securities was the same for book and federal income tax purposes.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(3)  The date shown represents next interest reset date.

(4)  Final maturity date.

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                        Level 2 -
                            Total Market   Level 1 -   Significant
                              Value at      Quoted      Observable
                           June 30, 2011    Prices        Inputs
                           -------------- ----------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
 Municipal Securities      $      172,220  $       --  $    172,220
Equity Securities:
 Money Market Mutual Funds          5,608       5,608            --
                           --------------  ----------  ------------
 Total Investments         $      177,828  $    5,608  $    172,220
                           ==============  ==========  ============

There  are  no  Level  3  (significant  unobservable  inputs) priced securities.

                       See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2011
                                  (Unaudited)

(Reported in thousands except shares and per share amounts)


                                                                                         EQUITY FUNDS
                                                           -----------------------------------------------------------------------
                                                               BALANCED                          EMERGING MARKETS     VALUE EQUITY
                                                            ALLOCATION FUND   CORE EQUITY FUND   OPPORTUNITIES FUND       FUND
                                                           ----------------  -----------------  -------------------  -------------
ASSETS
  Investment in securities at value(1)(3)(6)               $         76,402  $          87,193  $         1,832,436  $     148,734
  Foreign currency at value (2)                                          --                 --               10,449             --
  Cash                                                                   --                 --                   --             --
  Receivables
    Investment securities sold                                          876                 --                2,970             --
    Fund shares sold                                                     --                 --(4)            24,755            750
    Dividends and interest receivable                                   178                 33                5,341            100
    Tax reclaims                                                          5                  4                   --             --
  Prepaid expenses                                                       26                 27                   95             32
                                                           ----------------  -----------------  -------------------  -------------
      Total assets                                                   77,487             87,257            1,876,046        149,616
                                                           ----------------  -----------------  -------------------  -------------
LIABILITIES
  Payables
    Fund shares repurchased                                              38                341                1,679            537
    Investment securities purchased                                     541                 --               38,453             --
    Collateral on securities loaned                                   5,012              4,754               14,342          7,594
    Dividend distributions                                               --                 --                   --(4)          --
    Investment advisory fee                                              29                 47                1,380             80
    Distribution and service fees                                         2                  3                  115              2
    Administration fee                                                    8                  9                  191             15
    Transfer agent fees and expenses                                      5                  8                  439             12
    Trustees' fee and expenses                                           --(4)              --(4)                 4              1
    Professional fees                                                    21                 19                   58             19
  Net unrealized depreciation on forward
  currency contracts                                                     --                 --                   --             --
  Other accrued expenses                                                  9                  9                  310              9
                                                           ----------------  -----------------  -------------------  -------------
      Total liabilities                                               5,665              5,190               56,971          8,269
                                                           ----------------  -----------------  -------------------  -------------
NET ASSETS                                                 $         71,822  $          82,067  $         1,819,075  $     141,347
                                                           ================  =================  ===================  =============
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial
  interest (par value $0.001)                              $         67,244  $          76,482  $         1,573,543  $     146,847
  Accumulated undistributed net investment income (loss)                 27                 16                6,359             59
  Accumulated undistributed net realized gain (loss)                 (3,394)            (7,542)              (5,847)       (22,568)
  Net unrealized appreciation (depreciation)
  on investments                                                      7,945             13,111              245,020         17,009
                                                           ----------------  -----------------  -------------------  -------------
NET ASSETS                                                 $         71,822  $          82,067  $         1,819,075  $     141,347
                                                           ================  =================  ===================  =============
CLASS I
  Net asset value (net assets/shares outstanding)
  and offering price per share                             $          14.27  $           19.45  $              9.54  $       11.84
  Shares of beneficial interest outstanding, par
  value $0.001, unlimited authorization                           4,427,184          3,455,456          146,305,137     11,066,916
  Net Assets                                               $         63,182  $          67,224  $         1,396,364  $     131,057
CLASS A
  Net asset value (net assets/shares outstanding)
  per share                                                $          14,22  $           19.14  $              9.26  $       11.95
  Maximum offering price per share(5)                      $          15.09  $           20.31  $              9.82  $       12.68
  Shares of beneficial interest outstanding, par
  value $0.001, unlimited authorization                             545,705            747,905           39,481,841        839,719
  Net Assets                                               $          7,762  $          14,319  $           365,602  $      10,033
CLASS C
  Net asset value (net assets/shares outstanding)
  and offering price per share                             $          14.22  $           18.83  $              9.13  $       11.90
  Shares of beneficial interest outstanding,
  par value $0.001, unlimited authorization                          61,747             27,820            6,258,309         21,557
  Net Assets                                               $            878  $             524  $            57,109  $         257

----------
  (1) Investments in securities at cost                    $         68,457  $          74,082  $         1,587,394  $     131,725

  (2) Foreign currency at cost                                           --                 --               10,428             --

  (3) Market value of securities on loan                              4,936              4,706               13,562          7,436

  (4) Amount is less than $500.

  (5) For Equity Funds, maximum offering price per share is NAV/(1-5.75%); for Fixed Income Funds, maximum offering price per share is NAV/(1-4.75%).

  (6) Investments in securities at value includes repurchase agreements totaling
      $259,691 and $171,752 for the Insight Government Money Market Fund and the
      Insight Money Market Fund, respectively.

                       See Notes to Financial Statements


                          FIXED INCOME FUNDS                                             MONEY MARKET FUNDS
----------------------------------------------------------------------  ----------------------------------------------------
                INTERMEDIATE  INTERMEDIATE      SHORT/                                                          INSIGHT TAX-
  HIGH YIELD     GOVERNMENT    TAX-EXEMPT    INTERMEDIATE   TAX-EXEMPT   INSIGHT GOVERNMENT   INSIGHT MONEY     EXEMPT MONEY
 INCOME FUND     BOND FUND      BOND FUND     BOND FUND     BOND FUND    MONEY MARKET FUND     MARKET FUND      MARKET FUND
 ------------   ------------  ------------  -------------  -----------  -------------------  --------------    -------------
$      52,204  $      28,592  $     81,349  $      81,021  $   135,799  $           678,427  $    1,276,349    $     177,828
           29             --            --             --           --                   --              --               --
           --             --             1             --           92                   --              25               --(4)
           --              1            --              7           --                   --              --               --
            5              1           384            162          439                   --             399               --
          969            198         1,203            582        1,811                   91             320               14
            -             --            --             --           --                   --              --               --
           24             17            28             31           32                   70             115               30
 ------------   ------------   -----------   ------------   ----------   ------------------   -------------     ------------
       53,231         28,809        82,965         81,803      138,173              678,588       1,277,208          177,872
 ------------   ------------   -----------   ------------   ----------   ------------------   -------------     ------------
            1             53         1,642            184          122                   --              --               --
          135             --           779             --        1,558               10,500              --               --
           --             --            --             --           --                   --              --               --
           12              2           127             39          134                    5              53                1
           20              4            14             24           30                   18             133               --(4)
            1              2            13             10           30                   (1)             11               --(4)
            6              3             9              9           15                   19              46                4
            3              5            16              9           27                    3              32                1
           --(4)          --(4)         --(4)          --(4)         1                    4               9                1
           22             19            19             19           20                   19              23               17
           10             --            --             --           --                   --              --               --
            4              3             6              5            8                   33              96               18
 ------------   ------------   -----------   ------------   ----------   ------------------   -------------     ------------
          214             91         2,625            299        1,945               10,600             403               42
 ------------   ------------   -----------   ------------   ----------   ------------------   -------------     ------------
$      53,017  $      28,718  $     80,340  $      81,504  $   136,228  $           667,988  $    1,276,805    $     177,830
 ============  =============  ============  =============  ===========  ===================  ==============    =============
$      65,699  $      27,495  $     81,764  $      87,049  $   134,292  $           667,985  $    1,276,798    $     177,832
          269            139            22             25           45                   --              --(4)            --
      (15,256)           263        (1,989)        (4,351)      (1,583)                   3               7               (2)
        2,305            821           543         (1,219)       3,474                   --              --               --
 ------------   ------------   -----------   ------------   ----------   ------------------   -------------     ------------
$      53,017  $      28,718  $     80,340  $      81,504  $   136,228  $           667,988  $    1,276,805    $     177,830
 ============  =============  ============  =============  ===========  ===================  ==============    =============
$       10.84  $       17.47  $      10.89  $       10.54  $     10.58  $              1.00  $         1.00    $        1.00
    4,739,996      1,214,300     3,977,279      5,610,506    3,867,551          583,685,620   1,016,677,153       74,318,705
$      51,381  $      21,212  $     43,333  $      59,158  $    40,932  $           583,666  $    1,016,349    $      74,383
$       10.86  $       17.47  $      10.90  $       10.54  $     10.58  $              1.00  $         1.00    $        1.00
$       11.28  $       18.15  $      11.21  $       10.84  $     10.88  $              1.00  $         1.00    $        1.00
      101,613        429,632     2,622,291      1,285,098    7,398,182           84,300,187     260,134,158      103,517,330
$       1,103  $       7,506  $     28,570  $      13,548  $    78,307  $            84,322  $      260,456    $     103,447
$       10.85  $          --  $      10.90  $       10.54  $     10.59  $                --  $           --    $          --
$      49,125             --       774,280        834,422    1,604,674                   --              --               --
$         533  $          --  $      8,437  $       8,798  $    16,989  $                --  $           --    $          --
$      49,889  $      27,771  $     80,806  $      82,240  $   132,325  $           678,427  $    1,276,349    $     177,828
           29             --            --             --           --                   --              --               --
           --             --            --             --           --                   --              --               --

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                            STATEMENTS OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2011
                                  (Unaudited)

($ reported in thousands)


                                                                                  EQUITY FUND
                                                      ------------------------------------------------------------------
                                                          BALANCED          CORE        EMERGING MARKETS    VALUE EQUITY
                                                       ALLOCATION FUND   EQUITY FUND   OPPORTUNITIES FUND       FUND
                                                      ----------------  ------------  -------------------  -------------
INVESTMENT INCOME
  Dividends                                           $            380  $        722  $            22,350  $       1,312
  Interest                                                         481            --                   --             --
  Security lending                                                   5             6                    5              5
  Foreign taxes withheld                                            (8)           (9)                (459)            --
                                                      ----------------  ------------  -------------------  -------------
    Total investment income                                        858           719               21,896          1,317
                                                      ----------------  ------------  -------------------  -------------
EXPENSES
  Investment advisory fee                                          177           292                6,944            498
  Distribution fees, Class I                                        16            17                  269             33
  Distribution and service fees, Class A                            10            17                  361             12
  Distribution and service fees, Class C                             4             3                  234              1
  Administration fee                                                48            57                  958             96
  Transfer agent fee and expenses                                   23            31                  982             48
  Custodian fees                                                     7             5                  609              3
  Printing fees and expenses                                         4             5                   54              7
  Professional fees                                                 17            13                   30             14
  Registration fees                                                 16            16                   61             16
  Trustees' fee and expenses                                         3             3                   43              6
  Miscellaneous expenses                                             3             4                   30              6
                                                      ----------------  ------------  -------------------  -------------
    Total expenses                                                 328           463               10,575            740
  Less expenses reimbursed by investment
    adviser, administrator and/or distributor                      (16)          (17)                (269)           (33)
                                                      ----------------  ------------  -------------------  -------------
    Net expenses                                                   312           446               10,306            707
                                                      ----------------  ------------  -------------------  -------------
    NET INVESTMENT INCOME (LOSS)                                   546           273               11,590            610
                                                      ----------------  ------------  -------------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                        2,361         4,102                 (920)         9,727
  Net realized gain (loss) on foreign
    currency transactions                                           --            --               (3,778)            --
  Net change in unrealized appreciation (depreciation)
    on investments                                               1,126         2,395               94,511          1,300
  Net change in unrealized appreciation (depreciation)
    on foreign currency translation                                 --            --                  (27)            --
  Net change in foreign taxes on unrealized
    capital gains                                                   --            --                  920             --
                                                      ----------------  ------------  -------------------  -------------
  NET GAIN (LOSS) ON INVESTMENTS                                 3,487         6,497               90,706         11,027
                                                      ----------------  ------------  -------------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                   $          4,033  $      6,770  $           102,296  $      11,637
                                                      ================  ============  ===================  =============

-----------
(1) Amount less than $500.

                       See Notes to Financial Statements

                          FIXED INCOME FUNDS                                           MONEY MARKET FUNDS
---------------------------------------------------------------------   -------------------------------------------------
                INTERMEDIATE  INTERMEDIATE     SHORT/                                                        INSIGHT TAX-
  HIGH YIELD     GOVERNMENT    TAX-EXEMPT   INTERMEDIATE   TAX-EXEMPT   INSIGHT GOVERNMENT   INSIGHT MONEY   EXEMPT MONEY
 INCOME FUND     BOND FUND     BOND FUND     BOND FUND     BOND FUND    MONEY MARKET FUND     MARKET FUND    MARKET FUND
-------------  -------------  -----------  -------------  -----------  -------------------  --------------  -------------
$          --  $          --  $         1  $           1  $         1  $                 1  $          100  $           7
        2,003            636        1,775          1,541        3,199                  483           2,340            258
           --             --(1)        --             --(1)        --                   --              --             --
           --             --           --             --           --                   --              --             --
-------------  -------------  -----------  -------------  -----------  -------------------  --------------  -------------
        2,003            636        1,776          1,542        3,200                  484           2,440            265
-------------  -------------  -----------  -------------  -----------  -------------------  --------------  -------------
          119             65          185            215          299                  341             876            156
           13              5           12             15           10                  130             346             40
            3             10           33             14           94                  217             574            200
            3             --           45             40           85                   --              --             --
           36             20           56             53           90                  115             303             49
           15             15           52             31           79                   14              87              6
            2              1            2              2            2                    9              22              3
           --              2            5              5            8                   17              75             21
            5             14           13             14           14                   14              16             11
           17             13           17             16           21                   21              22             17
            2              1            3              3            5                   23              70             14
           --              2            4              4            6                   30             123             22
-------------  -------------  -----------  -------------  -----------  -------------------  --------------  -------------
          215            148          427            412          713                  931           2,514            539
          (13)           (43)        (102)           (83)        (135)                (480)           (773)          (304)
-------------  -------------  -----------  -------------  -----------  -------------------  --------------  -------------
          202            105          325            329          578                  451           1,741            235
-------------  -------------  -----------  -------------  -----------  -------------------  --------------  -------------
        1,801            531        1,451          1,213        2,622                   33             699             30
-------------  -------------  -----------  -------------  -----------  -------------------  --------------  -------------
          748            278         (176)           379         (287)                   3               7           --(1)
          (82)            --           --             --           --                   --              --             --
         (354)          (281)         944           (152)       2,723                   --              --             --

           (3)            --           --             --           --                   --              --             --
           --             --           --             --           --                   --              --             --
-------------  -------------  -----------  -------------  -----------  -------------------  --------------  -------------
          309             (3)         768            227        2,436                    3               7             --
-------------  -------------  -----------  -------------  -----------  -------------------  --------------  -------------
$       2,110  $         528  $     2,219  $       1,440  $     5,058  $                36  $          706  $          30
=============  =============  ===========  =============  ===========  ===================  ==============  =============

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

                                                                         EQUITY FUNDS
                                            ------------------------------------------------------------------------
                                                  BALANCED ALLOCATION FUND              CORE EQUITY FUND
                                            -----------------------------------  -----------------------------------
                                            SIX MONTHS ENDED                     SIX MONTHS ENDED
                                              JUNE 30, 2011      YEAR ENDED      JUNE 30, 2011       YEAR ENDED
                                               (UNAUDITED)    DECEMBER 31, 2010  (UNAUDITED)       DECEMBER 31, 2010
                                            ----------------  -----------------  ----------------  -----------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income (loss).............  $    546            $1,125             $   273          $   351
 Net realized gain (loss).................     2,361             2,377               4,102            6,460
 Net change in unrealized
 appreciation (depreciation)..............     1,126             5,115               2,395            1,977
                                            --------           -------             -------          -------
 Increase (decrease) in net assets
 resulting from operations................     4,033             8,617               6,770            8,788
                                            --------           -------             -------          -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, Class I...........      (456)           (1,016)               (243)            (366)
 Net investment income, Class A...........       (47)             (129)                (35)             (26)
 Net investment income, Class C...........        (2)               (5)                 --               --
 Net realized short-term gains, Class I...        --                --                  --               --
 Net realized short-term gains, Class A...        --                --                  --               --
 Net realized short-term gains, Class C...        --                --                  --               --
 Net realized long-term gains, Class I....        --                --                  --               --
 Net realized long-term gains, Class A....        --                --                  --               --
 Net realized long-term gains, Class C....        --                --                  --               --
                                            --------           -------             -------          -------
 Decrease in net assets from distributions
 to shareholders..........................      (505)           (1,150)               (278)            (392)
                                            --------           -------             -------          -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
 Change in net assets from share
 transactions, Class I....................       453               593             (11,617)         (15,054)
 Change in net assets from share
 transactions, Class A....................    (1,707)              255               3,112              (62)
 Change in net assets from share
 transactions, Class C....................       135               179                  51              (97)
                                            --------           -------             -------          -------
 Increase (decrease) in net assets from
 share transactions.......................    (1,119)            1,027              (8,454)         (15,213)
                                            --------           -------             -------          -------

 Net increase (decrease) in net assets....     2,409             8,494              (1,962)          (6,817)
NET ASSETS
 Beginning of period......................    69,413            60,919              84,029           90,846
                                            --------           -------             -------          -------

 End of period............................  $ 71,822           $69,413             $82,067          $84,029
                                            ========           =======             =======          =======

 Accumulated undistributed net investment
 income (loss) at end of period...........  $     27             $(14)                 $16              $21

-----------
(1) Amount less than $500.

                       See Notes to Financial Statements

                       EQUITY FUNDS                                                 FIXED INCOME FUNDS
-----------------------------------------------------------   -------------------------------------------------------------
       EMERGING MARKETS                                                                           INTERMEDIATE GOVERNMENT
      OPPORTUNITIES FUND              VALUE EQUITY FUND            HIGH YIELD INCOME FUND                BOND FUND
------------------------------   --------------------------   -------------------------------   ---------------------------
     SIX                         SIX MONTHS
    MONTHS           YEAR           ENDED                     SIX MONTHS ENDED       YEAR            SIX            YEAR
    ENDED           ENDED         JUNE 30,      YEAR ENDED        JUNE 30,          ENDED        MONTHS ENDED      ENDED
JUNE 30, 2011    DECEMBER 31,       2011       DECEMBER 31,         2011         DECEMBER 31,   JUNE 30, 2011     DECEMBER
 (UNAUDITED)         2010        (UNAUDITED)       2010         (UNAUDITED)          2010        (UNAUDITED)      31, 2010
-------------    -------------   ------------  ------------   ----------------   ------------   -------------     ---------
$      11,590    $       5,475   $        610  $      1,283   $          1,801   $      3,529   $         531     $     874
       (4,698)          22,433          9,727         3,153                666          2,910             278           307
       95,404           96,630          1,300        14,665               (357)          (368)           (281)          303
-------------    -------------   ------------  ------------   ----------------   ------------   -------------     ---------
      102,296          124,538         11,637        19,101              2,110          6,071             528         1,484
-------------    -------------   ------------  ------------   ----------------   ------------   -------------     ---------
       (3,006)          (3,293)          (575)       (1,294)            (1,561)        (3,312)           (294)         (608)
         (421)            (394)           (31)          (75)               (62)          (102)           (105)         (268)
           --              (28)            --            --(1)             (14)           (28)             --            --
          (16)              --             --            --                 --             --              --           (31)
           (4)              --             --            --                 --             --              --           (13)
           (1)              --             --            --                 --             --              --            --
       (3,005)             (35)            --            --                 --             --              --          (195)
         (805)             (10)            --            --                 --             --              --           (82)
         (128)              (2)            --            --                 --             --              --            --
-------------    -------------   ------------  ------------   ----------------   ------------   -------------     ---------
       (7,386)          (3,762)          (606)       (1,369)            (1,637)        (3,442)           (399)       (1,197)
-------------    -------------   ------------  ------------   ----------------   ------------   -------------     ---------
      521,638          472,733         (9,841)      (36,675)             2,725          2,657          (1,796)       (1,228)
      122,871          159,822           (469)       (4,566)            (1,221)         1,356          (2,090)       (3,773)
       17,304           29,832            (18)            9               (136)           251              --            --
-------------    -------------   ------------  ------------   ----------------   ------------   -------------     ---------
      661,813          662,387        (10,328)      (41,232)             1,368          4,264          (3,886)       (5,001)
-------------    -------------   ------------  ------------   ----------------   ------------   -------------     ---------
      756,723          783,163            703       (23,500)             1,841          6,893          (3,757)       (4,714)

    1,062,352          279,189        140,644       164,144             51,176         44,283          32,475        37,189
-------------    -------------   ------------  ------------   ----------------   ------------   -------------     ---------
$   1,819,075    $   1,062,352   $    141,347  $    140,644   $         53,017   $     51,176   $      28,718     $  32,475
=============    =============   ============  ============   ================   ============   =============     =========
$       6,359    $      (1,804)  $         59  $         55   $            269   $        105   $         139     $       7

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ reported in thousands)                                                  FIXED INCOME FUNDS
                                                  --------------------------------------------------------------------
                                                   INTERMEDIATE TAX-EXEMPT BOND FUND     SHORT/INTERMEDIATE BOND FUND
                                                  ----------------------------------    ------------------------------
                                                  SIX MONTHS ENDED       YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                    JUNE 30, 2011       DECEMBER 31,     JUNE 30, 2011     DECEMBER 31,
                                                    (UNAUDITED)            2010           (UNAUDITED)         2010
                                                  ----------------      -----------     ----------------   -----------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)................... $         1,451       $     3,143     $         1,213    $    3,171
  Net realized gain (loss).......................            (176)              413                 379            27
  Net change in unrealized
     appreciation (depreciation).................             944            (1,058)               (152)        2,565
                                                  ---------------       -----------     ---------------    ----------
  Increase (decrease) in net
     assets resulting from operations............           2,219             2,498               1,440         5,763
                                                  ---------------       -----------     ---------------    ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class I.................            (859)           (2,047)               (965)       (2,670)
  Net investment income, Class A.................            (457)             (894)               (165)         (323)
  Net investment income, Class C.................            (120)             (201)                (91)         (203)
  Net realized short-term gains, Class I                       --                --                  --            --
  Net realized short-term gains, Class A                       --                --                  --            --
  Net realized short-term gains, Class C                       --                --                  --            --
  Net realized long-term gains, Class C                        --                --                  --            --
                                                   ---------------       -----------     ---------------    ----------
  Decrease in net assets from
     distributions to shareholders...............           (1,436)           (3,142)             (1,221)       (3,196)
                                                   ---------------       -----------     ---------------    ----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
  Change in net assets from
     share transactions, Class I.................           (8,935)           (3,039)             (1,798)      (22,129)
  Change in net assets from
     share transactions, Class A.................            1,656             4,698               3,256         1,868
  Change in net assets from
     share transactions, Class C.................           (1,731)            6,031                 639         2,852
                                                   ---------------       -----------     ---------------    ----------
  Increase (decrease) in net assets
     from share transactions.....................           (9,010)            7,690               2,097       (17,409)
                                                   ---------------       -----------     ---------------    ----------
  Net increase (decrease) in net assets .........           (8,227)            7,046               2,316       (14,842)
NET ASSETS
  Beginning of period............................           88,567            81,521              79,188        94,030
                                                   ---------------       -----------     ---------------    ----------
  End of period..................................  $        80,340       $    88,567     $        81,504    $   79,188
                                                   ===============       ===========     ===============    ==========
  Accumulated undistributed net
     investment income (loss) at end of period...  $            22       $         7     $            25    $       33


----------
(1) Amount less than $500.

                       See Notes to Financial Statements

     FIXED INCOME FUNDS                                               MONEY MARKET FUNDS
-----------------------------      ------------------------------------------------------------------------------------------
                                          INSIGHT GOVERNMENT                                           INSIGHT TAX-EXEMPT
    TAX-EXEMPT BOND FUND                  MONEY MARKET FUND            INSIGHT MONEY MARKET FUND        MONEY MARKET FUND
-----------------------------      -------------------------------   -----------------------------   ------------------------
  SIX MONTHS                                                          SIX MONTHS                     SIX MONTHS
    ENDED                          SIX MONTHS ENDED       YEAR           ENDED            YEAR          ENDED         YEAR
   JUNE 30,       YEAR ENDED           JUNE 30,          ENDED         JUNE 30,          ENDED        JUNE 30,       ENDED
     2011        DECEMBER 31,            2011         DECEMBER 31,       2011         DECEMBER 31,      2011      DECEMBER 31,
 (UNAUDITED)         2010            (UNAUDITED)          2010        (UNAUDITED)         2010       (UNAUDITED)      2010
-------------    -----------       -------------      ------------   ------------     ------------   -----------  -----------
$       2,622     $    4,684       $          33      $        98    $        699     $      2,186   $       30   $       613
         (287)           230                   3                3               7               13         --(1)            3
        2,723         (4,179)                 --               --              --               --           --            --
-------------     ----------       -------------      ------------   ------------     ------------   -----------  -----------
        5,058            735                  36              101             706            2,199           30           616
-------------     ----------       -------------      ------------   ------------     ------------   -----------  -----------
         (849)        (1,521)                (27)             (85)           (683)          (2,145)         (26)         (600)
       (1,477)        (2,750)                 (6)             (13)            (16)             (41)          (6)          (13)
         (269)          (414)                 --               --              --               --           --            --
           --             --                  --              (15)            (10)              --           --            --
           --             --                  --              (10)             (3)              --           --            --
           --             --                  --               --              --               --           --            --
           --             --                  --               --              --               --           --            --
-------------     ----------       -------------      ------------   ------------     ------------   -----------  -----------
       (2,595)        (4,685)                (33)            (123)           (712)          (2,186)         (32)         (613)
-------------     ----------       -------------      ------------   ------------     ------------   -----------  -----------
       (6,931)        23,370             461,281           (9,592)       (519,827)        (518,414)    (529,825)     (240,351)
       (1,020)        20,455             (71,896)         (11,830)       (123,473)        (148,103)      (9,160)      (86,864)
       (1,148)        12,194                  --               --              --               --           --            --
-------------     ----------       -------------      ------------   ------------     ------------   -----------  -----------
       (9,099)        56,019             389,385          (21,422)       (643,300)        (666,517)    (538,985)     (327,215)
-------------     ----------       -------------      ------------   ------------     ------------   -----------  -----------
       (6,636)        52,069             389,388          (21,444)       (643,306)        (666,504)    (538,987)     (327,212)
      142,864         90,795             278,600          300,044       1,920,111        2,586,615      716,817     1,044,029
-------------     ----------       -------------      ------------   ------------     ------------   -----------  -----------
$     136,228     $  142,864       $     667,988      $   278,600    $  1,276,805     $  1,920,111   $  177,830   $   716,817
=============     ==========       =============      ===========    ============     ============   ==========   ===========
$          45     $       18       $          --      $        --    $         --(1)    $       --(1)  $     --   $         2

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                              FINANCIAL HIGHLIGHTS
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                              NET                        NET        NON-RECURRING                  DIVIDENDS   DISTRIBUTIONS
                             ASSET        NET         REALIZED         PAYMENT          TOTAL        FROM           FROM
                            VALUE,     INVESTMENT        AND             FROM           FROM          NET           NET
                           BEGINNING     INCOME      UNREALIZED         FORMER       INVESTMENT   INVESTMENT      REALIZED
                           OF PERIOD   (LOSS)(2)     GAIN/(LOSS)   ADMINISTRATOR(8)  OPERATIONS     INCOME         GAINS
                          ----------- -----------  -------------  ----------------- -----------   -----------  -------------
BALANCED ALLOCATION FUND
CLASS I
1/1/11 to 6/30/11(9)      $     13.58    0.11          0.68                  --           0.79        (0.10)            --
1/1/10 to 12/31/10              12.10    0.23          1.48                  --           1.71        (0.23)            --
1/1/09 to 12/31/09              10.46    0.24          1.64                  --           1.88        (0.24)            --
1/1/08 to 12/31/08              14.30    0.29         (3.84)                 --          (3.55)       (0.29)            --
1/1/07 to 12/31/07              15.00    0.34          0.63                  --           0.97        (0.35)         (1.32)
1/1/06 to 12/31/06              14.72    0.33          0.99                0.02           1.34        (0.33)         (0.71)
CLASS A
1/1/11 to 6/30/11(9)      $     13.53    0.09          0.69                  --           0.78        (0.09)            --
1/1/10 to 12/31/10              12.07    0.19          1.47                  --           1.66        (0.20)            --
1/1/09 to 12/31/09              10.42    0.21          1.66                  --           1.87        (0.22)            --
1/1/08 to 12/31/08              14.26    0.26         (3.84)                 --          (3.58)       (0.26)            --
1/1/07 to 12/31/07              14.96    0.30          0.63                  --           0.93        (0.31)         (1.32)
1/1/06 to 12/31/06(5)           14.69    0.29          0.99                0.02           1.30        (0.30)         (0.71)
CLASS C
1/1/11 to 6/30/11(9)      $     13.53    0.04          0.68                  --           0.72        (0.03)            --
1/1/10 to 12/31/10              12.07    0.10          1.47                  --           1.57        (0.11)            --
1/1/09 to 12/31/09              10.42    0.13          1.66                  --           1.79        (0.14)            --
1/1/08 to 12/31/08              14.26    0.16         (3.84)                 --          (3.68)       (0.16)            --
1/1/07 to 12/31/07              14.96    0.18          0.63                  --           0.81        (0.19)         (1.32)
6/26/06(12) to 12/31/06         14.24    0.08          1.25                  --           1.33        (0.09)         (0.52)
CORE EQUITY FUND
CLASS I
1/1/11 to 6/30/11(9)      $     18.00    0.07          1.45                  --           1.52        (0.07)            --
1/1/10 to 12/31/10              16.33    0.07          1.68                  --           1.75        (0.08)            --
1/1/09 to 12/31/09              13.64    0.08          2.69                  --           2.77        (0.08)            --
1/1/08 to 12/31/08              20.84    0.13         (7.01)                 --          (6.88)       (0.12)         (0.20)
1/1/07 to 12/31/07              21.85    0.21          1.32                  --           1.53        (0.22)         (2.32)
1/1/06 to 12/31/06              21.19    0.16          2.71                0.06           2.93        (0.16)         (2.05)
CLASS A
1/1/11 to 6/30/11(9)      $     17.72    0.04          1.43                  --           1.47        (0.05)            --
1/1/10 to 12/31/10              16.07    0.03          1.66                  --           1.69        (0.04)            --
1/1/09 to 12/31/09              13.42    0.05          2.65                  --           2.70        (0.05)            --
1/1/08 to 12/31/08              20.51    0.08         (6.89)                 --          (6.81)       (0.08)         (0.20)
1/1/07 to 12/31/07              21.53    0.15          1.31                  --           1.46        (0.16)         (2.32)
1/1/06 to 12/31/06(5)           20.91    0.11          2.66                0.05           2.82        (0.10)         (2.05)
CLASS C
1/1/11 to 6/30/11(9)      $     17.45   (0.03)         1.41                  --           1.38            --            --
1/1/10 to 12/31/10              15.91   (0.09)         1.63                  --           1.54            --            --
1/1/09 to 12/31/09              13.36   (0.06)         2.61                  --           2.55            --            --
1/1/08 to 12/31/08              20.44   (0.04)        (6.84)                 --          (6.88)           --         (0.20)
1/1/07 to 12/31/07              21.49   (0.02)         1.31                  --           1.29         (0.02)        (2.32)
6/26/06(12) to 12/31/06         20.46   (0.02)         2.63                  --           2.61         (0.02)        (1.56)

                                                                                                                   TOTAL
                                                                                                              RETURN EXCLUDING
                             DISTRIBUTIONS FROM                   REDEMPTION      NET                           NON-RECURRING
                                NON-RECURRING                        FEES        ASSET                             PAYMENT
                                   PAYMENT                         ADDED TO      VALUE,                             FROM
                                 FROM FORMER          TOTAL         PAID-IN      END OF       TOTAL                FORMER
                              ADMINISTRATOR(8)    DISTRIBUTIONS   CAPITAL(4)     PERIOD     RETURN(1)        ADMINISTRATOR(1)(8)
                            -------------------   -------------   ----------    --------    ----------       -------------------
BALANCED ALLOCATION FUND
CLASS I
1/1/11 to 6/30/11(9)                 --                (0.10)          --        $ 14.27          5.86%(11)             --
1/1/10 to 12/31/10                   --                (0.23)          --          13.58         14.28                  --
1/1/09 to 12/31/09                   --                (0.24)          --          12.10         18.28                  --
1/1/08 to 12/31/08                   --                (0.29)          --          10.46        (25.10)                 --
1/1/07 to 12/31/07                   --                (1.67)          --          14.30          6.48                  --
1/1/06 to 12/31/06                (0.02)               (1.06)          --(3)       15.00          9.26                9.14
CLASS A
1/1/11 to 6/30/11(9)                 --                (0.09)          --        $ 14.22          5.75%(11)             --
1/1/10 to 12/31/10                   --                (0.20)          --          13.53         13.88                  --
1/1/09 to 12/31/09                   --                (0.22)          --          12.07         18.16                  --
1/1/08 to 12/31/08                   --                (0.26)          --          10.42        (25.35)                 --
1/1/07 to 12/31/07                   --                (1.63)          --          14.26          6.16                  --
1/1/06 to 12/31/06(5)             (0.02)               (1.03)          --          14.96          9.03                8.92
CLASS C
1/1/11 to 6/30/11(9)                 --                (0.03)          --        $ 14.22          5.35%(11)             --
1/1/10 to 12/31/10                   --                (0.11)          --          13.53         13.04                  --
1/1/09 to 12/31/09                   --                (0.14)          --          12.07         17.31                  --
1/1/08 to 12/31/08                   --                (0.16)          --          10.42        (25.93)                 --
1/1/07 to 12/31/07                   --                (1.51)          --          14.26          5.45                  --
6/26/06(12) to 12/31/06              --                (0.61)          --          14.96          9.31(11)              --
CORE EQUITY FUND
CLASS I
1/1/11 to 6/30/11(9)                 --                (0.07)          --        $ 19.45          8.45%(11)             --
1/1/10 to 12/31/10                   --                (0.08)          --          18.00         10.76                  --
1/1/09 to 12/31/09                   --                (0.08)          --          16.33         20.41                  --
1/1/08 to 12/31/08                   --                (0.32)          --          13.64        (33.36)                 --
1/1/07 to 12/31/07                   --                (2.54)          --          20.84          7.06                  --
1/1/06 to 12/31/06                (0.06)               (2.27)          --(3)       21.85         13.98               13.07
CLASS A
1/1/11 to 6/30/11(9)                 --                (0.05)          --        $ 19.14          8.35%(11)             --
1/1/10 to 12/31/10                   --                (0.04)          --          17.72         10.48                  --
1/1/09 to 12/31/09                   --                (0.05)          --          16.07         20.16                  --
1/1/08 to 12/31/08                   --                (0.28)          --          13.42        (33.54)                 --
1/1/07 to 12/31/07                   --                (2.48)          --          20.51          6.81                  --
1/1/06 to 12/31/06(5)             (0.05)               (2.20)          --          21.53         13.73               13.46
CLASS C
1/1/11 to 6/30/11(9)                 --                   --           --        $ 18.83          7.91%(11)             --
1/1/10 to 12/31/10                   --                   --           --          17.45          9.68                  --
1/1/09 to 12/31/09                   --                   --           --          15.91         19.27                  --
1/1/08 to 12/31/08                   --                (0.20)          --          13.36        (34.04)                 --
1/1/07 to 12/31/07                   --                (2.34)          --          20.44          6.00                  --
6/26/06(12) to 12/31/06              --                (1.58)          --          21.49         12.84(11)              --

                                                                              RATIO OF
                                                                RATIO OF         NET
                                   NET         RATIO OF NET       GROSS       INVESTMENT
                                 ASSETS,         OPERATING      OPERATING       INCOME
                                  END OF         EXPENSES       EXPENSES          TO
                                  PERIOD        TO AVERAGE     TO AVERAGE    AVERAGE NET        PORTFOLIO
                              (IN THOUSANDS)    NET ASSETS     NET ASSETS       ASSETS        TURNOVER RATE
                             ----------------- -------------- -----------    -----------      -------------
BALANCED ALLOCATION FUND
CLASS I
1/1/11 to 6/30/11(9)          $      63,182         0.84%(10)      0.89%(10)        1.59%(10)         36%(11)
1/1/10 to 12/31/10                   59,643         0.84           0.89             1.80              73
1/1/09 to 12/31/09                   52,601         0.82           0.87             2.20              58
1/1/08 to 12/31/08                   46,545         0.83           0.88             2.28              55
1/1/07 to 12/31/07                   71,603         0.77           0.82             2.18              71
1/1/06 to 12/31/06                   74,724         0.76           0.82             2.20              66
CLASS A
1/1/11 to 6/30/11(9)          $       7,762         1.09%(10)      1.09%(10)        1.33%(10)         36%(11)
1/1/10 to 12/31/10                    9,064         1.09           1.09             1.55              73
1/1/09 to 12/31/09                    7,864         1.07           1.07             1.95              58
1/1/08 to 12/31/08                    7,050         1.08           1.08             2.02              55
1/1/07 to 12/31/07                   11,646         1.02           1.02             1.93              71
1/1/06 to 12/31/06(5)                12,613         1.01           1.02             1.93              66
CLASS C
1/1/11 to 6/30/11(9)          $         878         1.84%(10)      1.84%(10)        0.59%(10)         36%(11)
1/1/10 to 12/31/10                      706         1.84           1.84             0.79              73
1/1/09 to 12/31/09                      454         1.82           1.82             1.22              58
1/1/08 to 12/31/08                      498         1.83           1.83             1.33              55
1/1/07 to 12/31/07                      321         1.78           1.78             1.19              71
6/26/06(12) to 12/31/06                 255         1.77(10)       1.77(10)         1.04(10)          66(11)
CORE EQUITY FUND
CLASS I
1/1/11 to 6/30/11(9)          $      67,224         1.02%(10)      1.07%(10)        0.71%(10)         32%(11)
1/1/10 to 12/31/10                   73,321         1.02           1.07             0.44             122
1/1/09 to 12/31/09                   81,239         0.97           1.02             0.58              83
1/1/08 to 12/31/08                   76,658         0.95           1.00             0.73              68
1/1/07 to 12/31/07                  124,328         0.91           0.96             0.91              58
1/1/06 to 12/31/06                  146,245         0.90           0.95             0.74              74
CLASS A
1/1/11 to 6/30/11(9)          $      14,319         1.28%(10)      1.28%(10)        0.43%(10)         32%(11)
1/1/10 to 12/31/10                   10,277         1.27           1.27             0.20             122
1/1/09 to 12/31/09                    9,121         1.22           1.22             0.32              83
1/1/08 to 12/31/08                    5,943         1.20           1.20             0.47              68
1/1/07 to 12/31/07                   10,265         1.16           1.16             0.66              58
1/1/06 to 12/31/06(5)                11,795         1.16           1.16             0.50              74
CLASS C
1/1/11 to 6/30/11(9)          $         524         2.03%(10)      2.03%(10)       (0.28)%(10)        32%(11)
1/1/10 to 12/31/10                      431         2.02           2.02            (0.57)            122
1/1/09 to 12/31/09                      486         1.97           1.97            (0.41)             83
1/1/08 to 12/31/08                      617         1.95           1.95            (0.23)             68
1/1/07 to 12/31/07                      251         1.92           1.92            (0.10)             58
6/26/06(12) to 12/31/06                 171         1.89(10)       1.89(10)        (0.19)(10)         74(11)

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD



                             NET                       NET       NON-RECURRING                  DIVIDENDS   DISTRIBUTIONS
                            ASSET        NET        REALIZED        PAYMENT          TOTAL        FROM           FROM
                           VALUE,     INVESTMENT       AND            FROM           FROM          NET           NET
                          BEGINNING     INCOME     UNREALIZED        FORMER       INVESTMENT   INVESTMENT      REALIZED
                          OF PERIOD   (LOSS)(2)    GAIN/(LOSS)  ADMINISTRATOR(8)  OPERATIONS     INCOME         GAINS
                          -----------------------------------------------------------------------------------------------
EMERGING MARKETS
OPPORTUNITIES FUND
CLASS I
1/1/11 to 6/30/11(9)      $ 9.10         0.08         0.40             --             0.48       (0.02)        (0.02)
1/1/10 to 12/31/10          7.17         0.10         1.91             --             2.01       (0.08)           --(3)
1/1/09 to 12/31/09          4.90         0.10         2.26             --             2.36       (0.09)           --
1/1/08 to 12/31/08         10.08         0.06        (4.43)            --            (4.37)      (0.11)        (0.70)
1/1/07 to 12/31/07         12.34         0.15         3.62             --             3.77       (0.09)        (5.94)
1/1/06 to 12/31/06         12.43         0.20         3.32           0.01             3.53       (0.22)        (3.39)
CLASS A
1/1/11 to 6/30/11(9)      $ 8.83         0.06         0.40             --             0.46       (0.01)        (0.02)
1/1/10 to 12/31/10          6.96         0.07         1.86             --(3)          1.93       (0.06)           --(3)
1/1/09 to 12/31/09          4.76         0.08         2.20             --             2.28       (0.08)           --
1/1/08 to 12/31/08          9.80         0.05        (4.30)            --            (4.25)      (0.09)        (0.70)
1/1/07 to 12/31/07         12.14         0.09         3.57             --             3.66       (0.06)        (5.94)
1/1/06 to 12/31/06(5)      12.27         0.08         3.36           0.01            3.45        (0.18)        (3.39)
CLASS C
1/1/11 to 6/30/11(9)      $ 8.72         0.03         0.40             --             0.43          --         (0.02)
1/1/10 to 12/31/10          6.90           --(3)      1.85             --             1.85       (0.03)           --(3)
1/1/09 to 12/31/09          4.72         0.02         2.19             --             2.21       (0.03)           --
1/1/08 to 12/31/08          9.69           --(3)     (4.23)            --            (4.23)      (0.04)        (0.70)
1/1/07 to 12/31/07         12.14           --(3)      3.55             --             3.55       (0.06)        (5.94)
6/26/06(12) to 12/31/06    11.71        (0.03)        3.35             --             3.32       (0.07)        (2.82)

VALUE EQUITY FUND
CLASS I
1/1/11 to 6/30/11(9)      $10.96         0.05         0.88             --             0.93       (0.05)           --
1/1/10 to 12/31/10          9.73         0.09         1.24             --             1.33       (0.10)           --
1/1/09 to 12/31/09          8.49         0.11         1.25             --             1.36       (0.12)           --
1/1/08 to 12/31/08         13.94         0.16        (5.05)            --            (4.89)      (0.15)        (0.41)
1/1/07 to 12/31/07         14.66         0.18         1.27             --             1.45       (0.18)        (1.99)
1/1/06 to 12/31/06         13.88         0.14         2.04           0.04             2.22       (0.14)        (1.26)
CLASS A
1/1/11 to 6/30/11(9)      $11.06         0.04         0.89             --             0.93       (0.04)           --
1/1/10 to 12/31/10          9.82         0.06         1.25             --             1.31       (0.07)           --
1/1/09 to 12/31/09          8.57         0.09         1.26             --             1.35       (0.10)           --
1/1/08 to 12/31/08         14.06         0.13        (5.09)            --            (4.96)      (0.12)        (0.41)
1/1/07 to 12/31/07         14.77         0.14         1.28             --             1.42       (0.14)        (1.99)
1/1/06 to 12/31/06(5)      13.97         0.13         2.04           0.03             2.20       (0.11)        (1.26)
CLASS C
1/1/11 to 6/30/11(9)      $11.02        (0.01)        0.89             --             0.88          --            --
1/1/10 to 12/31/10          9.79        (0.01)        1.25             --             1.24       (0.01)           --
1/1/09 to 12/31/09          8.56         0.03         1.24             --             1.27       (0.04)           --
1/1/08 to 12/31/08         14.04         0.04        (5.08)            --            (5.04)      (0.03)        (0.41)
1/1/07 to 12/31/07         14.76         0.02         1.27             --             1.29       (0.02)        (1.99)
6/26/06(12) to 12/31/06    14.20         0.01         1.61             --             1.62       (0.02)        (1.04)

                                                                                       TOTAL
                                                                                 RETURN EXCLUDING
DISTRIBUTIONS FROM                   REDEMPTION          NET                       NON-RECURRING             NET
   NON-RECURRING                        FEES            ASSET                         PAYMENT              ASSETS,
      PAYMENT                         ADDED TO          VALUE,                         FROM                 END OF
    FROM FORMER          TOTAL         PAID-IN          END OF        TOTAL           FORMER                PERIOD
 ADMINISTRATOR(8)    DISTRIBUTIONS   CAPITAL(4)         PERIOD      RETURN(1)   ADMINISTRATOR(1)(8)     (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
         --               (0.04)         --             $ 9.54        5.31%(11)        --                 $1,396,364
         --               (0.08)         --               9.10       28.15             --                    801,366
         --               (0.09)         --               7.17       48.52             --                    232,325
         --               (0.81)         --               4.90      (45.90)            --                     63,699
         --               (6.03)         --              10.08       37.39             --                    199,197
      (0.01)              (3.62)         --(3)           12.34       29.60          28.54                    242,422

         --               (0.03)         --             $ 9.26        5.25%(11)        --                 $  365,602
         --               (0.06)         --               8.83       27.82             --                    224,015
         --               (0.08)         --               6.96       48.12             --                     42,658
         --               (0.79)         --               4.76      (46.04)            --                     11,281
         --               (6.00)         --               9.80       37.16             --                     11,616
      (0.01)              (3.58)         --(3)           12.14       29.21          29.15                      7,456

         --               (0.02)         --             $ 9.13        4.84%(11)        --                 $   57,109
         --               (0.03)         --               8.72       26.88             --                     36,971
         --               (0.03)         --               6.90       47.29             --                      4,206
         --               (0.74)         --               4.72      (46.50)            --                        307
         --               (6.00)         --               9.69       35.89             --                        373
         --               (2.89)         --              12.14       29.04(11)         --                        186


         --               (0.05)         --            $ 11.84        8.51%(11)        --                 $  131,057
         --               (0.10)         --              10.96       13.71             --                    130,651
         --               (0.12)         --               9.73       16.24             --                    150,822
         --               (0.56)         --               8.49      (36.26)            --                    150,922
         --               (2.17)         --              13.94       10.10             --                    272,426
      (0.04)              (1.44)         --(3)           14.66       16.12          15.85                    278,841

         --               (0.04)         --            $ 11.95        8.39%(11)        --                 $   10,033
         --               (0.07)         --              11.06       13.41             --                      9,739
         --               (0.10)         --               9.82       15.92             --                     13,106
         --               (0.53)         --               8.57      (36.39)            --                     15,946
         --               (2.13)         --              14.06        9.82             --                     22,330
      (0.03)              (1.40)         --              14.77       15.85          15.62                     25,800

         --                  --          --            $ 11.90        7.99%(11)        --                 $     257
         --               (0.01)         --              11.02       12.68             --                       254
         --               (0.04)         --               9.79       14.96             --                       216
         --               (0.44)         --               8.56      (36.87)            --                       406
         --               (2.01)         --              14.04        8.92             --                       691
         --               (1.06)         --              14.76       11.35(11)         --                       175

                                 RATIO OF
                   RATIO OF        NET
RATIO OF NET         GROSS      INVESTMENT
 OPERATING         OPERATING      INCOME
  EXPENSES         EXPENSES         TO
 TO AVERAGE       TO AVERAGE   AVERAGE NET     PORTFOLIO
 NET ASSETS       NET ASSETS      ASSETS     TURNOVER RATE
----------------------------------------------------------
    1.38%(10)       1.43%(10)     1.73%(10)       14%(11)
    1.41            1.46          1.25            33
    1.47            1.52          1.64            50
    1.54            1.59          0.77           126
    1.34            1.39          1.22            92
    1.32            1.50          1.51            83

    1.63%(10)       1.63%(10)     1.47%(10)       14%(11)
    1.66            1.66          0.87            33
    1.72            1.72          1.34            50
    1.79            1.79          0.65           126
    1.60            1.60          0.77            92
    1.59            1.63          0.60            83

    2.38%(10)       2.38%(10)     0.69%(10)       14%(11)
    2.41            2.41          0.03            33
    2.49            2.49          0.30            50
    2.54            2.54         (0.05)          126
    2.35            2.35          0.01            92
    2.30(10)        2.30(10)     (0.49)(10)       83(11)


    0.98%(10)       1.03%(10)     0.87%(10)       31%(11)
    0.97            1.02          0.88            74
    0.92            0.97          1.33            64
    0.90            0.95          1.37            56
    0.87            0.92          1.13            55
    0.87            0.93          0.96            59

    1.23%(10)       1.23%(10)     0.62%(10)       31%(11)
    1.22            1.22          0.62            74
    1.17            1.17          1.10            64
    1.15            1.15          1.14            56
    1.12            1.12          0.88            55
    1.14            1.14          0.84            59

    1.98%(10)       1.98%(10)    (0.15)%(10)      31%(11)
    1.97            1.97         (0.13)           74
    1.92            1.92          0.39            64
    1.90            1.90          0.36            56
    1.87            1.87          0.12            55
    1.89(10)        1.89(10)      0.15(10)        59(11)

         The footnote legend is at the end of the financial highlights.
                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                                                                                                                      DISTRIBUTIONS
                            NET                     NET      NON-RECURRING               DIVIDENDS  DISTRIBUTIONS           FROM
                           ASSET       NET       REALIZED       PAYMENT        TOTAL       FROM          FROM         NON-RECURRING
                          VALUE,    INVESTMENT      AND           FROM          FROM        NET          NET             PAYMENT
                         BEGINNING    INCOME    UNREALIZED       FORMER      INVESTMENT INVESTMENT     REALIZED        FROM FORMER
                         OF PERIOD  (LOSS)(2)   GAIN/(LOSS) ADMINISTRATOR(8) OPERATIONS   INCOME        GAINS       ADMINISTRATOR(8)
                         ---------  ----------  ----------  --------------   ---------- ----------  -------------   ---------------
HIGH YIELD INCOME FUND
CLASS I
1/1/11 to 6/30/11(9)     $   10.74     0.37            0.06             --    0.43      (0.33)              --             --
1/1/10 to 12/31/10           10.19     0.76            0.53             --    1.29      (0.74)              --             --
1/1/09 to 12/31/09            8.45     0.84            1.74             --    2.58      (0.84)              --             --
1/1/08 to 12/31/08           11.87     0.88           (3.42)            --   (2.54)     (0.88)              --             --
1/1/07 to 12/31/07           12.45     0.89           (0.58)            --    0.31      (0.89)              --             --
1/1/06 to 12/31/06           12.44     0.85            0.02           0.01    0.88      (0.86)              --          (0.01)
CLASS A
1/1/11 to 6/30/11(9)     $   10.75     0.35            0.08             --    0.43      (0.32)              --             --
1/1/10 to 12/31/10           10.20     0.73            0.53             --    1.26      (0.71)              --             --
1/1/09 to 12/31/09            8.45     0.81            1.75             --    2.56      (0.81)              --             --
1/1/08 to 12/31/08           11.87     0.85           (3.42)            --   (2.57)     (0.85)              --             --
1/1/07 to 12/31/07           12.45     0.86           (0.58)            --    0.28      (0.86)              --             --
1/1/06 to 12/31/06(5)        12.44     0.88           (0.04)          0.01    0.85      (0.83)              --          (0.01)
CLASS C
1/1/11 to 6/30/11(9)     $   10.74     0.32            0.07             --    0.39      (0.28)              --             --
1/1/10 to 12/31/10           10.19     0.65            0.53             --    1.18      (0.63)              --             --
1/1/09 to 12/31/09            8.45     0.74            1.74             --    2.48      (0.74)              --             --
1/1/08 to 12/31/08           11.87     0.78           (3.42)            --   (2.64)     (0.78)              --             --
1/1/07 to 12/31/07           12.45     0.77           (0.58)            --    0.19      (0.77)              --             --
6/26/06(12) to 12/31/06      11.98     0.38            0.47             --    0.85      (0.38)              --             --
INTERMEDIATE GOVERNMENT
BOND FUND
CLASS I
1/1/11 to 6/30/11(9)     $   17.38     0.32            0.01             --    0.33      (0.24)              --             --
1/1/10 to 12/31/10           17.25     0.45            0.31             --    0.76      (0.45)           (0.18)            --
1/1/09 to 12/31/09           17.63     0.46           (0.29)            --    0.17      (0.46)           (0.09)            --
1/1/08 to 12/31/08           16.75     0.62            0.92             --    1.54      (0.62)           (0.04)            --
1/1/07 to 12/31/07           16.37     0.73            0.38             --    1.11      (0.73)              --             --
1/1/06 to 12/31/06           16.50     0.73           (0.13)          0.10    0.70      (0.73)              --          (0.10)
CLASS A
1/1/11 to 6/30/11(9)     $   17.38     0.30            0.01             --    0.31      (0.22)              --             --
1/1/10 to 12/31/10           17.25     0.41            0.31             --    0.72      (0.41)           (0.18)            --
1/1/09 to 12/31/09           17.63     0.42           (0.29)            --    0.13      (0.42)           (0.09)            --
1/1/08 to 12/31/08           16.75     0.57            0.94             --    1.51      (0.59)           (0.04)            --
1/1/07 to 12/31/07           16.36     0.69            0.39             --    1.08      (0.69)              --             --
1/1/06 to 12/31/06(5)        16.50     0.69           (0.14)          0.10    0.65      (0.69)              --          (0.10)


                                                                                            TOTAL
                                                                                      RETURN EXCLUDING
                                          REDEMPTION        NET                        NON-RECURRING        NET
                                              FEES          ASSET                          PAYMENT         ASSETS,
                                            ADDED TO        VALUE,                          FROM            END OF
                                TOTAL        PAID-IN        END OF    TOTAL                FORMER           PERIOD
                            DISTRIBUTIONS  CAPITAL(4)       PERIOD  RETURN(1)        ADMINISTRATOR(1)(8)(IN THOUSANDS)
                           -------------- -----------      -------  ---------        ------------------ --------------
HIGH YIELD INCOME FUND
CLASS I
1/1/11 to 6/30/11(9)         (0.33)               --       $ 10.84       4.03%(11)               --           $51,381
1/1/10 to 12/31/10           (0.74)               --         10.74      13.24                    --            48,212
1/1/09 to 12/31/09           (0.84)               --         10.19      31.67                    --            43,061
1/1/08 to 12/31/08           (0.88)               --          8.45     (22.44)                   --            31,932
1/1/07 to 12/31/07           (0.89)               --         11.87       2.52                    --            47,958
1/1/06 to 12/31/06           (0.87)               --(3)      12.45       7.31                  7.20            68,692
CLASS A
1/1/11 to 6/30/11(9)         (0.32)               --       $ 10.86       4.00%(11)               --            $1,103
1/1/10 to 12/31/10           (0.71)               --         10.75      12.84                    --             2,303
1/1/09 to 12/31/09           (0.81)               --         10.20      31.60                    --               840
1/1/08 to 12/31/08           (0.85)               --          8.45     (22.63)                   --             3,550
1/1/07 to 12/31/07           (0.86)               --         11.87       2.34                    --             5,390
1/1/06 to 12/31/06(5)        (0.84)               --(3)      12.45       6.97                  6.86             5,648
CLASS C
1/1/11 to 6/30/11(9)         (0.28)               --       $ 10.85       3.62%(11)               --              $533
1/1/10 to 12/31/10           (0.63)               --         10.74      12.01                    --               661
1/1/09 to 12/31/09           (0.74)               --         10.19      30.49                    --               382
1/1/08 to 12/31/08           (0.78)               --          8.45     (23.21)                   --               117
1/1/07 to 12/31/07           (0.77)               --         11.87       1.50                    --               140
6/26/06(12) to 12/31/06      (0.38)               --         12.45       7.17(11)                --               139
INTERMEDIATE GOVERNMENT
BOND FUND
CLASS I
1/1/11 to 6/30/11(9)         (0.24)               --       $ 17.47       1.92%(11)               --           $21,212
1/1/10 to 12/31/10           (0.63)               --         17.38       4.39                    --            22,918
1/1/09 to 12/31/09           (0.55)               --         17.25       0.99                    --            23,976
1/1/08 to 12/31/08           (0.66)               --         17.63       9.47                    --            30,722
1/1/07 to 12/31/07           (0.73)               --         16.75       6.98                    --            18,429
1/1/06 to 12/31/06           (0.83)               --(3)      16.37       4.37                  3.76            19,970
CLASS A
1/1/11 to 6/30/11(9)         (0.22)               --       $ 17.47       1.79%(11)               --            $7,506
1/1/10 to 12/31/10           (0.59)               --         17.38       4.13                    --             9,557
1/1/09 to 12/31/09           (0.51)               --         17.25       0.74                    --            13,213
1/1/08 to 12/31/08           (0.63)               --         17.63       9.20                    --            14,289
1/1/07 to 12/31/07           (0.69)               --         16.75       6.72                    --             4,261
1/1/06 to 12/31/06(5)        (0.79)               --(3)      16.36       4.11                  3.50             6,118

                                                        RATIO OF
                                            RATIO OF      NET
                        RATIO OF NET         GROSS     INVESTMENT
                           OPERATING       OPERATING     INCOME
                           EXPENSES         EXPENSES       TO
                          TO AVERAGE       TO AVERAGE  AVERAGE NET    PORTFOLIO
                          NET ASSETS       NET ASSETS    ASSETS     TURNOVER RATE
                         -----------      -----------  -----------  -------------
HIGH YIELD INCOME FUND
CLASS I
1/1/11 to 6/30/11(9)            0.74%(10)   0.79%(10)  6.82%(10)         20%(11)
1/1/10 to 12/31/10              0.91            0.96       7.30              62
1/1/09 to 12/31/09              0.79            0.84       8.91             117
1/1/08 to 12/31/08              0.83            0.88       8.33             121
1/1/07 to 12/31/07              0.74            0.79       7.22             117
1/1/06 to 12/31/06              0.64            0.76       6.90             147
CLASS A
1/1/11 to 6/30/11(9)            0.98%(10        0.98%(10)  6.52%(10)         20%(11)
1/1/10 to 12/31/10              1.16            1.16       6.92              62
1/1/09 to 12/31/09              1.06            1.06       8.90             117
1/1/08 to 12/31/08              1.08            1.08       8.09             121
1/1/07 to 12/31/07              0.99            0.99       7.01             117
1/1/06 to 12/31/06(5)           0.96            1.02       7.16             147
CLASS C
1/1/11 to 6/30/11(9)            1.73%(10)       1.73%(10)  5.81%(10)         20%(11)
1/1/10 to 12/31/10              1.91            1.91       6.27              62
1/1/09 to 12/31/09              1.79            1.79       7.75             117
1/1/08 to 12/31/08              1.84            1.84       7.37             121
1/1/07 to 12/31/07              1.74            1.74       6.26             117
6/26/06(12) to 12/31/06         1.71(10)        1.71(10)   5.94(10)         147(11)
INTERMEDIATE GOVERNMENT
BOND FUND
CLASS I
1/1/11 to 6/30/11(9)            0.65%(10)       0.96%(10)  3.73%(10)         34%(11)
1/1/10 to 12/31/10              0.65            0.93       2.56              42
1/1/09 to 12/31/09              0.65            0.85       2.62              41
1/1/08 to 12/31/08              0.51            0.92       3.67              43
1/1/07 to 12/31/07              0.50            0.94       4.46              35
1/1/06 to 12/31/06              0.47            1.02       4.49              22
CLASS A
1/1/11 to 6/30/11(9)            0.90%(10)       1.16%(10)  3.46%(10)         34%(11)
1/1/10 to 12/31/10              0.90            1.13       2.32              42
1/1/09 to 12/31/09              0.90            1.05       2.38              41
1/1/08 to 12/31/08              0.76            1.12       3.36              43
1/1/07 to 12/31/07              0.75            1.13       4.22              35
1/1/06 to 12/31/06(5)           0.74            1.21       4.24              22

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                                                                                                                      DISTRIBUTIONS
                            NET                     NET      NON-RECURRING               DIVIDENDS  DISTRIBUTIONS           FROM
                           ASSET       NET       REALIZED       PAYMENT        TOTAL       FROM          FROM         NON-RECURRING
                          VALUE,    INVESTMENT      AND           FROM          FROM        NET          NET             PAYMENT
                         BEGINNING    INCOME    UNREALIZED       FORMER      INVESTMENT INVESTMENT     REALIZED        FROM FORMER
                         OF PERIOD  (LOSS)(2)   GAIN/(LOSS) ADMINISTRATOR(8) OPERATIONS   INCOME        GAINS       ADMINISTRATOR(8)
                         ---------  ----------  ----------  ---------------- ---------- ----------  -------------   ----------------
INTERMEDIATE TAX-EXEMPT
BOND FUND
CLASS I
1/1/11 to 6/30/11(9)     $   10.78      0.20       0.11             --           0.31     (0.20)             --             --
1/1/10 to 12/31/10           10.84      0.41      (0.06)            --           0.35     (0.41)             --             --
1/1/09 to 12/31/09            9.58      0.42       1.26             --           1.68     (0.42)             --             --
1/1/08 to 12/31/08           10.78      0.43      (1.18)            --          (0.75)    (0.44)          (0.01)            --
1/1/07 to 12/31/07           10.93      0.44      (0.06)            --           0.38     (0.44)          (0.09)            --
1/1/06 to 12/31/06           11.16      0.47         --(3)        0.02           0.49     (0.49)          (0.21)         (0.02)
CLASS A
1/1/11 to 6/30/11(9)     $   10.78      0.19       0.11             --           0.30     (0.18)             --             --
1/1/10 to 12/31/10           10.84      0.38      (0.06)            --           0.32     (0.38)             --             --
1/1/09 to 12/31/09            9.58      0.40       1.26             --           1.66     (0.40)             --             --
1/1/08 to 12/31/08           10.78      0.41      (1.18)            --          (0.77)    (0.42)          (0.01)            --
1/1/07 to 12/31/07           10.93      0.41      (0.06)            --           0.35     (0.41)          (0.09)            --
1/1/06 to 12/31/06(5)        11.16      0.44       0.01           0.02           0.47     (0.46)          (0.22)         (0.02)
CLASS C
1/1/11 to 6/30/11(9)     $   10.78      0.15       0.11             --           0.26     (0.14)             --             --
1/1/10 to 12/31/10           10.84      0.30      (0.06)            --           0.24     (0.30)             --             --
1/1/09 to 12/31/09            9.58      0.32       1.26             --           1.58     (0.32)             --             --
1/1/08 to 12/31/08           10.78      0.33      (1.18)            --          (0.85)    (0.34)          (0.01)            --
1/1/07 to 12/31/07           10.94      0.33      (0.07)            --           0.26     (0.33)          (0.09)            --
6/26/06(12) to 12/31/06      10.91      0.18       0.25             --           0.43     (0.18)          (0.22)            --
SHORT/INTERMEDIATE
BOND FUND
CLASS I
1/1/11 to 6/30/11(9)     $   10.51      0.17       0.03             --           0.20     (0.17)             --             --
1/1/10 to 12/31/10           10.21      0.40       0.30             --           0.70     (0.40)             --             --
1/1/09 to 12/31/09            9.41      0.44       0.80             --           1.24     (0.44)             --             --
1/1/08 to 12/31/08           10.05      0.43      (0.64)            --          (0.21)    (0.43)             --             --
1/1/07 to 12/31/07           10.03      0.43       0.02             --           0.45     (0.43)             --             --
1/1/06 to 12/31/06           10.04      0.41       0.01           0.02           0.44     (0.43)             --          (0.02)
CLASS A
1/1/11 to 6/30/11(9)     $   10.51      0.15       0.04             --           0.19     (0.16)             --             --
1/1/10 to 12/31/10           10.20      0.37       0.31             --           0.68     (0.37)             --             --
1/1/09 to 12/31/09            9.41      0.41       0.79             --           1.20     (0.41)             --             --
1/1/08 to 12/31/08           10.05      0.41      (0.64)            --          (0.23)    (0.41)             --             --
1/1/07 to 12/31/07           10.03      0.41       0.02             --           0.43     (0.41)             --             --
1/1/06 to 12/31/06(5)        10.04      0.38       0.01           0.02           0.41     (0.40)             --          (0.02)
CLASS C
1/1/11 to 6/30/11(9)     $   10.51      0.12       0.03             --           0.15     (0.12)             --             --
1/1/10 to 12/31/10           10.21      0.29       0.30             --           0.59     (0.29)             --             --
1/1/09 to 12/31/09            9.41      0.34       0.80             --           1.14     (0.34)             --             --
1/1/08 to 12/31/08           10.05      0.33      (0.64)            --          (0.31)    (0.33)             --             --
1/1/07 to 12/31/07           10.03      0.34       0.01             --           0.35     (0.33)             --             --
6/26/06(12) to 12/31/06       9.80      0.16       0.23             --           0.39     (0.16)             --             --

                                                                                        TOTAL
                                                                                  RETURN EXCLUDING
                                          REDEMPTION     NET                       NON-RECURRING         NET       RATIO OF NET
                                              FEES       ASSET                         PAYMENT          ASSETS,       OPERATING
                                            ADDED TO     VALUE,                         FROM             END OF       EXPENSES
                                TOTAL        PAID-IN     END OF    TOTAL               FORMER            PERIOD      TO AVERAGE
                            DISTRIBUTIONS  CAPITAL(4)    PERIOD  RETURN(1)       ADMINISTRATOR(1)(8) (IN THOUSANDS)  NET ASSETS
                            ------------- -----------   -------  ---------       ------------------- -------------- -----------
INTERMEDIATE TAX-EXEMPT
BOND FUND
CLASS I
1/1/11 to 6/30/11(9)            (0.20)            --     $10.89      2.87%(11)              --        $      43,333       0.60%(10)
1/1/10 to 12/31/10              (0.41)            --      10.78      3.19                   --               51,854       0.60
1/1/09 to 12/31/09              (0.42)            --      10.84     17.76                   --               55,189       0.60
1/1/08 to 12/31/08              (0.45)            --       9.58     (7.04)                  --               82,418       0.60
1/1/07 to 12/31/07              (0.53)            --      10.78      3.43                   --              158,834       0.60
1/1/06 to 12/31/06              (0.72)            --(3)   10.93      4.45                 4.26              203,378       0.51
CLASS A
1/1/11 to 6/30/11(9)            (0.18)            --     $10.90      2.84%(11)              --        $      28,570       0.85%(10)
1/1/10 to 12/31/10              (0.38)            --      10.78      2.94                   --               26,623       0.85
1/1/09 to 12/31/09              (0.40)            --      10.84     17.46                   --               22,130       0.85
1/1/08 to 12/31/08              (0.43)            --       9.58     (7.28)                  --               12,617       0.85
1/1/07 to 12/31/07              (0.50)            --      10.78      3.27                   --               15,647       0.85
1/1/06 to 12/31/06(5)           (0.70)            --(3)   10.93      4.10                 3.91               18,293       0.83
CLASS C
1/1/11 to 6/30/11(9)            (0.14)            --     $10.90      2.46%(11)              --        $       8,437       1.60%(10)
1/1/10 to 12/31/10              (0.30)            --      10.78      2.17                   --               10,090       1.60
1/1/09 to 12/31/09              (0.32)            --      10.84     16.69                   --                4,202       1.60
1/1/08 to 12/31/08              (0.35)            --       9.58     (8.07)                  --                  555       1.60
1/1/07 to 12/31/07              (0.42)            --      10.78      2.39                   --                  428       1.60
6/26/06(12) to 12/31/06         (0.40)            --      10.94      3.92(11)               --                  125       1.61(10)
SHORT/INTERMEDIATE
BOND FUND
CLASS I
1/1/11 to 6/30/11(9)            (0.17)            --     $10.54      1.90%(11)              --        $      59,158       0.70%(10)
1/1/10 to 12/31/10              (0.40)            --      10.51      6.93                   --               60,777       0.70
1/1/09 to 12/31/09              (0.44)            --      10.21     13.39                   --               80,733       0.70
1/1/08 to 12/31/08              (0.43)            --       9.41     (2.16)                  --              116,639       0.70
1/1/07 to 12/31/07              (0.43)            --      10.05      4.59                   --              214,669       0.70
1/1/06 to 12/31/06              (0.45)            --(3)   10.03      4.25                 4.06              245,073       0.63
CLASS A
1/1/11 to 6/30/11(9)            (0.16)            --     $10.54      1.77%(11)              --        $      13,548       0.95%(10)
1/1/10 to 12/31/10              (0.37)            --      10.51      6.77                   --               10,273       0.95
1/1/09 to 12/31/09              (0.41)            --      10.20     13.00                   --                8,176       0.95
1/1/08 to 12/31/08              (0.41)            --       9.41     (2.41)                  --                3,996       0.95
1/1/07 to 12/31/07              (0.41)            --      10.05      4.33                   --                4,526       0.95
1/1/06 to 12/31/06(5)           (0.42)            --(3)   10.03      3.99                 3.80                5,956       0.91
CLASS C
1/1/11 to 6/30/11(9)            (0.12)            --     $10.54      1.40%(11)              --        $       8,798       1.70%(10)
1/1/10 to 12/31/10              (0.29)            --      10.51      5.88                   --                8,138       1.70
1/1/09 to 12/31/09              (0.34)            --      10.21     12.26                   --                5,121       1.70
1/1/08 to 12/31/08              (0.33)            --       9.41     (3.13)                  --                1,350       1.70
1/1/07 to 12/31/07              (0.33)            --      10.05      3.56                   --                  321       1.70
6/26/06(12) to 12/31/06         (0.16)            --      10.03      3.96(11)               --                  159       1.70(10)

                                                  RATIO OF
                              RATIO OF              NET
                                GROSS            INVESTMENT
                              OPERATING            INCOME
                              EXPENSES               TO
                             TO AVERAGE         AVERAGE NET      PORTFOLIO
                             NET ASSETS            ASSETS      TURNOVER RATE
                             ----------         -----------    -------------
INTERMEDIATE TAX-EXEMPT
BOND FUND
CLASS I
1/1/11 to 6/30/11(9)              0.87%(10)          3.73%(10)         30%(11)
1/1/10 to 12/31/10                0.84               3.71              50
1/1/09 to 12/31/09                0.76               4.11             101
1/1/08 to 12/31/08                0.72               4.17              73
1/1/07 to 12/31/07                0.69               4.01              39
1/1/06 to 12/31/06                0.68               4.24              76
CLASS A
1/1/11 to 6/30/11(9)              1.07%(10)          3.49%(10)         30%(11)
1/1/10 to 12/31/10                1.04               3.45              50
1/1/09 to 12/31/09                0.96               3.79             101
1/1/08 to 12/31/08                0.92               3.94              73
1/1/07 to 12/31/07                0.89               3.77              39
1/1/06 to 12/31/06(5)             0.88               3.93              76
CLASS C
1/1/11 to 6/30/11(9)              1.82%(10)          2.74%(10)         30%(11)
1/1/10 to 12/31/10                1.80               2.67              50
1/1/09 to 12/31/09                1.70               2.89             101
1/1/08 to 12/31/08                1.67               3.21              73
1/1/07 to 12/31/07                1.63               3.00              39
6/26/06(12) to 12/31/06           1.63(10)           3.14(10)          76(11)
SHORT/INTERMEDIATE
BOND FUND
CLASS I
1/1/11 to 6/30/11(9)              0.93%(10)          3.24%(10)         30%(11)
1/1/10 to 12/31/10                0.91               3.81              49
1/1/09 to 12/31/09                0.83               4.46              21
1/1/08 to 12/31/08                0.80               4.36              46
1/1/07 to 12/31/07                0.77               4.30              35
1/1/06 to 12/31/06                0.84               4.09              44
CLASS A
1/1/11 to 6/30/11(9)              1.13%(10)          2.96%(10)         30%(11)
1/1/10 to 12/31/10                1.12               3.52              49
1/1/09 to 12/31/09                1.03               4.08              21
1/1/08 to 12/31/08                1.00               4.13              46
1/1/07 to 12/31/07                0.97               4.05              35
1/1/06 to 12/31/06(5)             1.04               3.83              44
CLASS C
1/1/11 to 6/30/11(9)              1.88%(10)          2.23%(10)         30%(11)
1/1/10 to 12/31/10                1.87               2.76              49
1/1/09 to 12/31/09                1.78               3.29              21
1/1/08 to 12/31/08                1.76               3.44              46
1/1/07 to 12/31/07                1.72               3.34              35
6/26/06(12) to 12/31/06           1.73(10)           3.03(10)          44(11)

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD


                                                                                                                     DISTRIBUTIONS
                            NET                     NET      NON-RECURRING                DIVIDENDS  DISTRIBUTIONS        FROM
                           ASSET       NET       REALIZED       PAYMENT         TOTAL       FROM          FROM       NON-RECURRING
                          VALUE,    INVESTMENT      AND           FROM          FROM         NET          NET           PAYMENT
                         BEGINNING    INCOME    UNREALIZED       FORMER      INVESTMENT  INVESTMENT     REALIZED      FROM FORMER
                         OF PERIOD  (LOSS)(2)   GAIN/(LOSS) ADMINISTRATOR(8) OPERATIONS    INCOME        GAINS      ADMINISTRATOR(8)
                         ---------  ----------  ----------- ---------------  ----------  ----------  ------------- ---------------
TAX-EXEMPT BOND FUND
CLASS I
1/1/11 to 6/30/11(9)     $ 10.38        0.22      0.19              --           0.41      (0.21)           --             --
1/1/10 to 12/31/10         10.55        0.43     (0.17)             --           0.26      (0.43)           --             --
1/1/09 to 12/31/09          9.32        0.45      1.23              --           1.68      (0.45)           --             --
1/1/08 to 12/31/08         10.36        0.45     (1.03)             --          (0.58)     (0.45)        (0.01)            --
1/1/07 to 12/31/07         10.49        0.44     (0.09)             --           0.35      (0.44)        (0.04)            --
1/1/06 to 12/31/06         10.74        0.47      0.02            0.02           0.51      (0.49)        (0.25)         (0.02)
CLASS A
1/1/11 to 6/30/11(9)     $ 10.38        0.20      0.20              --           0.40      (0.20)           --             --
1/1/10 to 12/31/10         10.55        0.40     (0.17)             --           0.23      (0.40)           --             --
1/1/09 to 12/31/09          9.32        0.43      1.23              --           1.66      (0.43)           --             --
1/1/08 to 12/31/08         10.36        0.42     (1.02)             --          (0.60)     (0.43)        (0.01)            --
1/1/07 to 12/31/07         10.50        0.41     (0.09)             --           0.32      (0.41)        (0.05)            --
1/1/06 to 12/31/06(5)      10.74        0.43      0.05            0.02           0.50      (0.47)        (0.25)         (0.02)
CLASS C
1/1/11 to 6/30/11(9)     $ 10.38        0.17      0.20              --           0.37      (0.16)           --             --
1/1/10 to 12/31/10         10.56        0.32     (0.18)             --           0.14      (0.32)           --             --
1/1/09 to 12/31/09          9.33        0.35      1.23              --           1.58      (0.35)           --             --
1/1/08 to 12/31/08         10.36        0.35     (1.02)             --          (0.67)     (0.35)        (0.01)            --
1/1/07 to 12/31/07         10.50        0.34     (0.10)             --           0.24      (0.33)        (0.05)            --
6/26/06(12) to 12/31/06    10.49        0.18      0.26              --           0.44      (0.18)        (0.25)            --

INSIGHT GOVERNMENT
MONEY MARKET FUND
CLASS I                                                                                                                    --
1/1/11 to 6/30/11(9)     $  1.00          --(3)     --(3)           --             --(3)      --(3)         --             --
1/1/10 to 12/31/10          1.00          --(3)     --(3)           --             --(3)      --(3)         --(3)          --
1/1/09 to 12/31/09          1.00          --(3)     --(3)           --             --(3)      --(3)         --(3)          --
1/1/08 to 12/31/08          1.00        0.02        --(3)           --            0.02     (0.02)           --             --
1/1/07 to 12/31/07          1.00        0.05        --(3)           --            0.05     (0.05)           --(3)       (0.02)
1/1/06 to 12/31/06          1.00        0.05        --              --            0.05     (0.05)           --
CLASS A                                                                                                                    --
1/1/11 to 6/30/11(9)     $  1.00          --(3)     --(3)           --             --(3)      --(3)         --             --
1/1/10 to 12/31/10          1.00          --(3)     --(3)           --             --(3)      --(3)         --(3)          --
1/1/09 to 12/31/09          1.00          --(3)     --(3)           --             --(3)      --(3)         --(3)          --
1/1/08 to 12/31/08          1.00        0.02        --(3)           --           0.02      (0.02)           --             --
1/1/07 to 12/31/07          1.00        0.05        --              --           0.05      (0.05)           --(3)       (0.02)
1/1/06 to 12/31/06(5)       1.00        0.05        --              --(9)        0.05      (0.05)           --             --(3)

                                                                                     TOTAL
                                                                                  RETURN EXCLUDING
                                          REDEMPTION   NET                        NON-RECURRING           NET         RATIO OF NET
                                             FEES     ASSET                          PAYMENT            ASSETS,         OPERATING
                                           ADDED TO   VALUE,                          FROM               END OF         EXPENSES
                               TOTAL        PAID-IN   END OF      TOTAL               FORMER              PERIOD       TO AVERAGE
                           DISTRIBUTIONS  CAPITAL(4)  PERIOD     RETURN(1)       ADMINISTRATOR(1)(8)   (IN THOUSANDS)  NET ASSETS
                           -------------  ----------  ------     ---------       -------------------   -------------- -----------
TAX-EXEMPT BOND FUND
CLASS I
1/1/11 to 6/30/11(9)         (0.21)          --      $ 10.58        4.03%(11)              --           $  40,932          0.60%(10)
1/1/10 to 12/31/10           (0.43)          --        10.38        2.39                   --              47,202          0.60
1/1/09 to 12/31/09           (0.45)          --        10.55       18.26                   --              25,394          0.60
1/1/08 to 12/31/08           (0.46)          --         9.32       (5.62)                  --              41,662          0.60
1/1/07 to 12/31/07           (0.48)          --        10.36        3.45                   --              69,482          0.60
1/1/06 to 12/31/06           (0.76)          --(3)     10.49        4.67                 4.44              78,796          0.54
CLASS A
1/1/11 to 6/30/11(9)         (0.20)          --      $ 10.58        3.80%(11)              --           $  78,307          0.85%(10)
1/1/10 to 12/31/10           (0.40)          --        10.38        2.23                   --              77,853          0.85
1/1/09 to 12/31/09           (0.43)          --        10.55       17.96                   --              59,226          0.85
1/1/08 to 12/31/08           (0.44)          --         9.32       (5.85)                  --              49,160          0.85
1/1/07 to 12/31/07           (0.46)          --        10.36        3.09                   --              60,147          0.85
1/1/06 to 12/31/06(5)        (0.74)          --(3)     10.50        4.51                 4.28              77,135          0.85
CLASS C
1/1/11 to 6/30/11(9)         (0.16)          --      $ 10.59        3.52%(11)              --           $  16,989          1.60%(10)
1/1/10 to 12/31/10           (0.32)          --        10.38        1.37                   --              17,809          1.60
1/1/09 to 12/31/09           (0.35)          --        10.56       17.18                   --               6,175          1.60
1/1/08 to 12/31/08           (0.36)          --         9.33       (6.57)                  --               1,469          1.60
1/1/07 to 12/31/07           (0.38)          --        10.36        2.33                   --                 749          1.60
6/26/06(12) to 12/31/06      (0.43)          --        10.50        4.16(11)               --                 188          1.61(10)

INSIGHT GOVERNMENT
MONEY MARKET FUND
CLASS I
1/1/11 to 6/30/11(9)           --(3)         --       $  1.00        0.00%(11)             --            $ 583,666         0.14%(10)
1/1/10 to 12/31/10             --(3)         --          1.00        0.06                  --              122,384         0.23
1/1/09 to 12/31/09             --(3)         --          1.00        0.30                  --              131,990         0.24
1/1/08 to 12/31/08           (0.02)          --          1.00        2.25                  --              428,314         0.21
1/1/07 to 12/31/07           (0.05)          --          1.00        5.07                  --              279,393         0.19
1/1/06 to 12/31/06           (0.05)          --          1.00        4.92                  --              312,535         0.24
CLASS A
1/1/11 to 6/30/11(9)           --(3)         --       $  1.00        0.00%(11)             --            $  84,322         0.15%(10)
1/1/10 to 12/31/10             --(3)         --          1.00        0.02                  --              156,216         0.26
1/1/09 to 12/31/09             --(3)         --          1.00        0.09                  --              168,054         0.46
1/1/08 to 12/31/08           (0.02)          --          1.00        1.89                  --              229,729         0.56
1/1/07 to 12/31/07           (0.05)          --          1.00        4.71                  --              207,943         0.54
1/1/06 to 12/31/06(5)        (0.05)          --          1.00        4.76                4.56              238,247         0.57

                            RATIO OF           RATIO OF
                             GROSS           NET INVESTMENT
                            OPERATING           INCOME
                            EXPENSES              TO
                           TO AVERAGE         AVERAGE NET           PORTFOLIO
                           NET ASSETS           ASSETS            TURNOVER RATE
                           ----------        --------------       -------------
TAX-EXEMPT BOND FUND
CLASS I
1/1/11 to 6/30/11(9)           0.84%(10)           4.20%(10)            24%(11)
1/1/10 to 12/31/10             0.82                3.99                 36
1/1/09 to 12/31/09             0.78                4.46                 91
1/1/08 to 12/31/08             0.75                4.49                111
1/1/07 to 12/31/07             0.72                4.21                 71
1/1/06 to 12/31/06             0.76                4.38                 83
CLASS A
1/1/11 to 6/30/11(9)           1.04%(10)           3.97%(10)            24%(11)
1/1/10 to 12/31/10             1.01                3.74                 36
1/1/09 to 12/31/09             0.98                4.19                 91
1/1/08 to 12/31/08             0.95                4.25                111
1/1/07 to 12/31/07             0.93                3.96                 71
1/1/06 to 12/31/06(5)          0.95                3.97                 83
CLASS C
1/1/11 to 6/30/11(9)           1.79%(10)           3.22%(10)            24%(11)
1/1/10 to 12/31/10             1.77                2.96                 36
1/1/09 to 12/31/09             1.72                3.33                 91
1/1/08 to 12/31/08             1.70                3.56                111
1/1/07 to 12/31/07             1.68                3.26                 71
6/26/06(12) to 12/31/06        1.68(10)            3.20(10)             83(11)

INSIGHT GOVERNMENT
MONEY MARKET FUND
CLASS I
1/1/11 to 6/30/11(9)           0.23%(10)           0.01%(10)           N/A
1/1/10 to 12/31/10             0.28                0.05                N/A
1/1/09 to 12/31/09             0.29                0.31                N/A
1/1/08 to 12/31/08             0.26                2.12                N/A
1/1/07 to 12/31/07             0.24                4.94                N/A
1/1/06 to 12/31/06             0.29                4.91                N/A
CLASS A
1/1/11 to 6/30/11(9)           0.54%(10)           0.01%(10)           N/A
1/1/10 to 12/31/10             0.58                0.01                N/A
1/1/09 to 12/31/09             0.59                0.09                N/A
1/1/08 to 12/31/08             0.56                1.84                N/A
1/1/07 to 12/31/07             0.54                4.59                N/A
1/1/06 to 12/31/06(5)         0.60                4.46                 N/A

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                               VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                                                                                                            DISTRIBUTIONS
                         NET                  NET       NON-RECURRING               DIVIDENDS DISTRIBUTIONS      FROM
                        ASSET      NET      REALIZED       PAYMENT         TOTAL      FROM         FROM       NON-RECURRING
                       VALUE,   INVESTMENT     AND           FROM          FROM        NET         NET           PAYMENT
                      BEGINNING   INCOME   UNREALIZED       FORMER      INVESTMENT INVESTMENT    REALIZED     FROM FORMER
                      OF PERIOD (LOSS)(2)  GAIN/(LOSS) ADMINISTRATOR(8) OPERATIONS   INCOME       GAINS     ADMINISTRATOR(8)
                      --------- ---------- ----------- ---------------  ---------- ---------- ------------- ----------------
INSIGHT MONEY
MARKET FUND
CLASS I
1/1/11 to 6/30/11(9)  $    1.00     --(3)    --(3)            --            --(3)        --(3)      --(3)          --
1/1/10 to 12/31/10         1.00     --(3)    --(3)            --            --(3)        --(3)      --             --
1/1/09 to 12/31/09         1.00   0.01       --(3)            --          0.01        (0.01)        --(3)          --
1/1/08 to 12/31/08         1.00   0.03       --(3)(6)         --          0.03        (0.03)        --             --
1/1/07 to 12/31/07         1.00   0.05       --               --          0.05        (0.05)        --             --
1/1/06 to 12/31/06         1.00   0.05       --               --          0.05        (0.05)        --             --
CLASS A
1/1/11 to 6/30/11(9)  $    1.00     --(3)    --(3)            --            --(3)        --(3)      --(3)          --
1/1/10 to 12/31/10         1.00     --(3)    --(3)            --            --(9)        --(3)      --             --
1/1/09 to 12/31/09         1.00     --(3)    --(3)            --            --(9)        --(3)      --(3)          --
1/1/08 to 12/31/08         1.00   0.02       --(3)(6)         --          0.02        (0.02)        --             --
1/1/07 to 12/31/07         1.00   0.05       --               --          0.05        (0.05)        --             --
1/1/06 to 12/31/06(5)      1.00   0.05       --               --(3)       0.05        (0.05)        --             --(3)
INSIGHT TAX-EXEMPT
MONEY MARKET FUND
CLASS I
1/1/11 to 6/30/11(9)  $    1.00     --(3)    --(3)            --            --(3)        --(3)      --             --
1/1/10 to 12/31/10         1.00     --(3)    --(3)            --            --(3)        --(3)      --             --
1/1/09 to 12/31/09         1.00     --(3)    --(3)            --            --(3)        --(3)      --(3)          --
1/1/08 to 12/31/08         1.00   0.02       --(3)            --          0.02        (0.02)        --(3)          --
1/1/07 to 12/31/07         1.00   0.04       --               --          0.04        (0.04)        --             --
1/1/06 to 12/31/06         1.00   0.03       --               --(3)       0.03        (0.03)        --             --(3)
CLASS A
1/1/11 to 6/30/11(9)  $    1.00     --(3)    --(3)            --            --(3)        --(3)      --             --
1/1/10 to 12/31/10         1.00     --(3)    --(3)            --            --(3)        --(3)      --             --
1/1/09 to 12/31/09         1.00     --(3)    --(3)            --            --(3)        --(3)      --(3)          --
1/1/08 to 12/31/08         1.00   0.02       --(3)            --          0.02        (0.02)        --(3)          --
1/1/07 to 12/31/07         1.00   0.03       --               --          0.03        (0.03)        --             --
1/1/06 to 12/31/06(5)      1.00   0.03       --               --(3)       0.03        (0.03)        --             --(3)


                                                                        TOTAL                           RATIO      RATIO OF
                                     REDEMPTION  NET              RETURN EXCLUDING         NET         OF NET       GROSS
                                       FEES     ASSET              NON-RECURRING         ASSETS,      OPERATING   OPERATING
                                     ADDED TO   VALUE,                PAYMENT            END OF       EXPENSES   EXPENSES
                         TOTAL       PAID-IN    END OF  TOTAL       FROM FORMER          PERIOD      TO AVERAGE   TO AVERAGE
                      DISTRIBUTIONS CAPITAL(4)  PERIOD RETURN(1)  ADMINISTRATOR(1)(8) (IN THOUSANDS) NET ASSETS   NET ASSETS
                      ------------- ----------- ------ ---------  -----------------   -------------- ----------- -----------
INSIGHT MONEY
MARKET FUND CLASS I
1/1/11 to 6/30/11(9)           --(3)   --       $ 1.00  0.05%(11)           --         $   1,016,349    0.19%(10)  0.24%(10)
1/1/10 to 12/31/10             --(3)   --         1.00  0.15(7)             --             1,536,180    0.19       0.24
1/1/09 to 12/31/09          (0.01)     --         1.00  0.62(7)             --             2,054,581    0.23       0.28
1/1/08 to 12/31/08          (0.03)     --         1.00  2.82(6)             --             1,619,040    0.19       0.24
1/1/07 to 12/31/07          (0.05)     --         1.00  5.28                --             2,805,101    0.18       0.24
1/1/06 to 12/31/06          (0.05)     --         1.00  5.04                --             2,437,872    0.17       0.24
CLASS A
1/1/11 to 6/30/11(9)           --(3)   --       $ 1.00  0.01%(11)           --         $     260,456    0.28%(10)  0.54%(10)
1/1/10 to 12/31/10             --(3)   --         1.00  0.01(7)             --               383,931    0.33       0.54
1/1/09 to 12/31/09             --(3)   --         1.00  0.31(7)             --               532,034    0.55       0.59
1/1/08 to 12/31/08          (0.02)     --         1.00  2.47(6)             --               706,353    0.54       0.55
1/1/07 to 12/31/07          (0.05)     --         1.00  4.91                --             1,169,249    0.53       0.54
1/1/06 to 12/31/06(5)       (0.05)     --         1.00  4.93              4.68               880,851    0.52       0.56
INSIGHT TAX-EXEMPT
MONEY MARKET FUND
CLASS I
1/1/11 to 6/30/11(9)           --(3)   --       $ 1.00  0.01%(11)           --         $      74,383    0.17%(10)  0.26%(10)
1/1/10 to 12/31/10             --(3)   --         1.00  0.09                --               604,209    0.19       0.24
1/1/09 to 12/31/09             --(3)   --         1.00  0.36                --               844,557    0.22       0.27
1/1/08 to 12/31/08          (0.02)     --         1.00  2.22                --             1,190,802    0.20       0.25
1/1/07 to 12/31/07          (0.04)     --         1.00  3.52                --             1,067,153    0.19       0.24
1/1/06 to 12/31/06          (0.03)     --         1.00  3.41              3.31             1,079,743    0.18       0.25
CLASS A
1/1/11 to 6/30/11(9)           --(3)   --       $ 1.00  0.01%(11)           --         $     103,447    0.17%(10)  0.58%(10)
1/1/10 to 12/31/10             --(3)   --         1.00  0.01                --               112,608    0.27       0.54
1/1/09 to 12/31/09             --(3)   --         1.00  0.09                --               199,472    0.50       0.57
1/1/08 to 12/31/08          (0.02)     --         1.00  1.86                --               224,685    0.55       0.55
1/1/07 to 12/31/07          (0.03)     --         1.00  3.16                --               219,625    0.53       0.53
1/1/06 to 12/31/06(5)       (0.03)     --         1.00  3.18              2.95               217,664    0.57       0.59

                         RATIO OF
                          NET
                       INVESTMENT
                        INCOME TO
                       AVERAGE NET  PORTFOLIO
                          ASSETS   TURNOVER RATE
INSIGHT MONEY
MARKET FUND CLASS I
1/1/11 to 6/30/11(9)    0.10%(10)        N/A
1/1/10 to 12/31/10      0.14             N/A
1/1/09 to 12/31/09      0.52             N/A
1/1/08 to 12/31/08      2.86             N/A
1/1/07 to 12/31/07      5.16             N/A
1/1/06 to 12/31/06      4.90             N/A
CLASS A
1/1/11 to 6/30/11(9)    0.01%(10)        N/A
1/1/10 to 12/31/10      0.01             N/A
1/1/09 to 12/31/09      0.26             N/A
1/1/08 to 12/31/08      2.52             N/A
1/1/07 to 12/31/07      4.80             N/A
1/1/06 to 12/31/06(5)   4.58             N/A
INSIGHT TAX-EXEMPT
MONEY MARKET FUND
CLASS I
1/1/11 to 6/30/11(9)    0.03%(10)        N/A
1/1/10 to 12/31/10      0.09             N/A
1/1/09 to 12/31/09      0.37             N/A
1/1/08 to 12/31/08      2.16             N/A
1/1/07 to 12/31/07      3.46             N/A
1/1/06 to 12/31/06      3.26             N/A
CLASS A
1/1/11 to 6/30/11(9)    0.01%(10)        N/A
1/1/10 to 12/31/10      0.01             N/A
1/1/09 to 12/31/09      0.09             N/A
1/1/08 to 12/31/08      1.82             N/A
1/1/07 to 12/31/07      3.11             N/A
1/1/06 to 12/31/06(5)   2.88             N/A

FOOTNOTE LEGEND:

(1) Sales charges, where applicable, are not reflected in total return calculation.

(2)  Computed using average shares outstanding.

(3)  Amount is less than $0.005.

(4) Fund assessed a redemption fee in the amount of 2.00% on redemptions of shares that were held 90 days or less from time of purchase. Fees collected were retained by the Fund for the benefit of the remaining shareholders.

(5)  N Shares converted to Class A on June 26, 2006.

(6) Includes the effect of a payment by affiliate. Without this effect, the total return would have been 2.27% for Class I shares and 1.91% for Class A shares. The impact to the net investment income (loss) per share was less than $0.005.

(7) The Insight Money Market Fund received $3,642 for 2009 and $316 for 2010 (in thousands) in distributions from the Tyco International Ltd. Securities Litigation Settlement proceeds. If these proceeds had not been received, the total return would have been lower by 0.11% and 0.07% for Class I and Class A, respectively for 2009 and 0.02% for Class I for 2010.

(8) Non-recurring payment. Represents reimbursements for fees paid in excess of fee agreements.

(9)  Unaudited.

(10) Annualized.

(11) Not annualized.

(12) Inception date.

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2011 (UNAUDITED)

1.   ORGANIZATION

     Virtus Insight Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.
     As of the date of this report, 12 diversified Funds are offered for sale. The Funds have the following investment objectives as outlined below:

EQUITY FUNDS                            EACH FUND SEEKS TO PROVIDE
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Allocation Fund                Current income and capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                        Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Opportunities Fund     Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund                       Capital appreciation and current income.
-----------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Income Fund                  A high level of total return through a combination of income and capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Government Bond Fund       A high level of current income, consistent with preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund       A high level of current income that is exempt from federal income tax.
-----------------------------------------------------------------------------------------------------------------------------------
Short/Intermediate Bond Fund            A high level of total return, including a competitive level of current income.
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund                    A high level of current income that is exempt from federal income tax.
-----------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Insight Government Money Market Fund    As high a level of current income from government obligations as is consistent with preservation of capital and liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
Insight Money Market Fund               As high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
Insight Tax-Exempt Money Market Fund    As high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.
-----------------------------------------------------------------------------------------------------------------------------------

     All of the Funds offer Class I shares and Class A shares. All the Funds with the exception of Intermediate Government Bond Fund and the Money Market Funds offer Class C shares.

     Class A shares of the Equity Funds are sold with a front-end sales charge of up to 5.75% with some exceptions.

     Class A shares of the Fixed Income Funds are sold with a front-end sales charge of up to 4.75% with some exceptions. Class A shares of the Money Market Funds are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50%-1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the preceding month, the month in which the purchase was made.

     Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

     Effective January 1, 2011, Virtus Mutual Funds impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                              JUNE 30, 2011(UNAUDITED)

A. SECURITY VALUATION: Security valuation procedures for the Funds have been approved by the Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Trustees.

     The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

       - Level 1 - quoted prices in active markets for identical securities
       - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
       - Level 3 - prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

     A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

     Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Funds fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

     Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

     The Funds value their investments in the BlackRock Institutional Money Market Trust ("IMM Trust") at fair value, which is based upon the net asset value of the IMM Trust, calculated each day that the NYSE is open for business. Investments held by the IMM Trust are valued using amortized cost and the IMM Trust intends to comply with relevant maturity, portfolio quality and diversification requirements set forth in Rule 2a-7 ("2a-7"), as well as monitoring procedures called for by 2a-7. The IMM Trust is not registered under the 1940 Act, and is categorized as Level 2 in the hierarchy.

     Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuation are reflected as Level 2.

B.   SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method, except the Money Market Funds which use the straight line method. Realized gains and losses are determined on the identified cost basis.

     Dividend income from REITs is recorded using management's estimate of the income included in distributions received from REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount.

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

C.   INCOME TAXES:

     Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

     The Funds have adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Funds do not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of June 30, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2007 forward (with limited exceptions).

D.   DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by each Fund on the ex-dividend date. For the Money Market Funds and the Fixed Income Funds income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.   EXPENSES:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made. In addition to the Net Annual Operating Expenses that the Funds bear directly, the shareholders of the Funds indirectly bear the pro-rata expenses of the underlying mutual funds in which certain funds invest.

F.   FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G.   DERIVATIVE FINANCIAL INSTRUMENTS:

     Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

     Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. The Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset on the settlement date of the contracts. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

     The Funds also, from time to time, hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees' approved fair valuation procedures.

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

The following is a summary of the location of derivatives on the Funds' Statement of Assets and Liabilities as of June 30, 2011:

                                                          LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                                      ------------------------------------------------------------------------------------------
DERIVATIVE TYPE                                    ASSET DERIVATIVES                            LIABILITY DERIVATIVES
---------------------------           ------------------------------------------      ------------------------------------------
FOREIGN EXCHANGE CONTRACTS                 Unrealized appreciation on forward              Unrealized depreciation on forward
                                                   currency contracts                              currency contracts

                                                                   LIABILITY DERIVATIVE FAIR VALUE
                                                    --------------------------------------------------------------
                                                          TOTAL VALUE AT                     FOREIGN EXCHANGE
                                                           JUNE 30, 2011                         CONTRACTS
                                                    ---------------------------          -------------------------
High Yield Income Fund                                         $  (10)                           $  (10)

For the year ended June 30, 2011, the Funds' average volume of derivative activities is as follows:

                                                         FORWARD CURRENCY
                                                        CONTRACTS - SOLD(1)
                                                    ---------------------------
High Yield Income Fund                                        $   (1,088)

----------
(1) Value at Settlement Date Receivable.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2011 are as follows:

DERIVATIVE TYPE                                              LOCATION ON THE STATEMENTS OF OPERATIONS
---------------------------           ------------------------------------------------------------------------------------------
FOREIGN EXCHANGE CONTRACTS            Net realized gain (loss) on foreign currency transactions
                                      Net change in unrealized appreciation (depreciation) on foreign currency translation

                                              REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                                              -------------------------------------------------------------------------
                                                          TOTAL VALUE AT                     FOREIGN EXCHANGE
                                                           JUNE 30, 2011                         CONTRACTS
                                                    ---------------------------          -------------------------
High Yield Income Fund                                         $  (85)                             $  (85)


                                              CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
                                                                       IN RESULTS FROM OPERATIONS
                                              --------------------------------------------------------------------------
                                                          TOTAL VALUE AT                     FOREIGN EXCHANGE
                                                           JUNE 30, 2011                         CONTRACTS
                                                    ---------------------------          -------------------------

High Yield Income Fund                                        $    (3)                            $    (3)

H.   REPURCHASE AGREEMENTS:

     Certain Funds invest in repurchase agreements. A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through The Bank of New York Mellon ("BNY Mellon"), its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

I.   INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES:

     Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                      JUNE 30, 2011 (UNAUDITED)

     J.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTION

          Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

     K.   SECURITIES LENDING:

          Certain Funds may loan securities to qualified brokers through a securities lending agent agreement with BNY Mellon, the Fund's custodian. Under the terms of the agreement, the Funds are required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by BNY Mellon for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

          At June 30, 2011, the following funds had securities on loan (reported in thousands):

                                                MARKET VALUE  CASH COLLATERAL
                                                ------------  ---------------
Balanced Allocation Fund  ....................  $      4,936   $        5,012
Core Equity Fund .............................         4,706            4,754
Emerging Markets Opportunities Fund ..........        13,562           14,342
Value Equity Fund ............................         7,436            7,594

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. (the "Adviser"), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Trust. The Adviser manages the Funds' investment program and general operations of the Funds, including oversight of the Funds' subadvisers.

          As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the

High Yield Income Fund            0.45% Intermediate Government Bond Fund 0.45%
Intermediate Tax-Exempt Bond Fund 0.45% Tax-Exempt Bond Fund              0.45%

                                              FIRST
                                            $1 BILLION    $1+ BILLION
                                            ----------    -----------
Emerging Markets Opportunities Fund........      1.00%          0.95%

                                          FIRST     $1+ THROUGH
                                       $1 BILLION   $2 BILLION   $2+ BILLION
                                       ----------   -----------  -----------
Short/Intermediate Bond Fund..........       0.55%         0.50%        0.45%

                                             FIRST
                                          $2 BILLION     $2+ BILLION
                                          ----------     -----------
Balanced Allocation Fund...............         0.50%          0.45%
Core Equity Fund.......................         0.70%          0.65%
Value Equity Fund .....................         0.70%          0.65%

          As compensation for its services to the Insight Government Money Market Fund, the Insight Money Market Fund and the Insight Tax-Exempt Money Market Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of each Fund's average daily net assets: 0.14% of each Fund's first $100 million of net assets, plus 0.10% of the Fund's remaining net assets. The Adviser may from time to time temporarily waive all or a portion of its advisory fee in order to maintain a Fund's current annualized yield at or above 0.01% (1 basis point).

     B.   SUBADVISER:

          The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser. Harris Investment Management, Inc. ("HIM") (an indirect wholly-owned subsidiary of the Bank of Montreal ("BoM"); BoM is a minority investor of Virtus) serves as the subadviser for all Funds with the exception of the Emerging Markets Opportunities Fund and the High Yield Income Fund. Vontobel Asset Management, Inc. ("Vontobel") and HIM Monegy, Inc. (owned by HIM) are the subadvisers for the Emerging Markets Opportunities Fund and High Yield Income Fund, respectively.

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

     C.   EXPENSE LIMITS AND FEE WAIVERS:

          The Adviser has voluntarily agreed to limit certain Fund's operating expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses), so that such expenses do not exceed the following percentages of average annual net assets of each Fund:

                                              CLASS I(1)  CLASS A   CLASS C
                                              -------     -------   -------
Intermediate Government Bond Fund.........    0.70%       0.90%         N/A
Intermediate Tax-Exempt Bond Fund.........    0.65%       0.85%       1.60%
Short/Intermediate Bond Fund..............    0.75%       0.95%       1.70%
Tax-Exempt Bond Fund......................    0.65%       0.85%       1.60%

          The Adviser may discontinue these voluntary expense caps at any time.

--------------------
(1) These percentages do not include the waiver of the Class I Shares' shareholder servicing fees of 0.05% for each Fund. The VP Distributors, Inc. ("VP Distributors") Funds' distributor, VP Distributors is an indirect wholly-owned subsidiary of Virtus, has voluntarily agreed to waive this fee. The Funds' distributor may discontinue this waiver at any time.

The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

                                                       FISCAL YEAR ENDED
                                                 ---------------------------
                                                 2011    2012    2013  TOTAL
                                                 ----- ------  ------  -----
Intermediate Government Bond Fund.............   $ 107  $  66  $   82  $255
Intermediate Tax-Exempt Bond Fund.............      99     94     170   363
Short/Intermediate Bond Fund..................      88     83     139   310
Tax-Exempt Bond Fund..........................     115    108     206   429
Insight Money Market Fund.....................     226     --      --   226

     D.   DISTRIBUTOR:

          VP Distributors serves as the distributor of each Fund's shares has advised the Funds that for the period ended June 30, 2011, it retained net commissions of $86 of Class A Shares and deferred sales charges of $1 and $32 for Class A Shares and Class C Shares, respectively.

          In addition, each Fund pays VP Distributors distribution and/or service fees under Board approved 12b-1 and shareholder service plans, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class I shares 0.05%(1); Class A shares (Non Money Market Funds) 0.25%; Class A shares Money Market Funds 0.35%(2); Class C shares 1.00%.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC fee, the CDSC schedule of the original shares purchased continues to apply.

     ----------
     (1) The Funds' distributor has voluntarily agreed to waive the Funds' Class I Shares' Shareholder servicing fee. The distributor may discontinue this voluntary waiver at any time.

     (2) The Funds' distributor may from time to time temporarily waive all or a portion of the distribution fees or service fees on Class A shares of the Money Market Funds in order to maintain a Fund's current annualized yield at or above 0.01% (1 basis point). If waived, the distribution and/or service fees may be reinstated at any time.

     E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

          VP Distributors also serves as the Administrator to the Trust. For the period ending June 30, 2011, VP Distributors received administration fees totaling $1,236 which is included in the Statement of Operations. A portion of these fees was paid to a sub-administrator for certain accounting and administration services. The Administrator may from time to time temporarily waive all or a portion of its administration fee in order to maintain a Fund's current annualized yield at or above 0.01% (1 basis point).

          VP Distributors also serves as the Trust's transfer agent. For the period ended June 30, 2011, VP Distributors received transfer agent fees totaling $1,221 which is included in the Statement of Operations. A portion of these fees was paid to various outside companies for certain sub-transfer agency services.

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

F.   AFFILIATED SHAREHOLDERS:

     At June 30, 2011, Virtus and its affiliates, Harris Bankcorp, Inc.
     (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates held shares, which may be redeemed at any time, that aggregated the following:

                                                                      AGGREGATE
                                                                      NET ASSET
                                                    SHARES              VALUE
                                                   ---------        -------------
Balanced Allocation Fund,
 Class A                                               2,995            $      43
Core Equity Fund,
 Class I                                           1,139,067               22,155
Emerging Markets Opportunities Fund,
 Class I                                             508,433                4,850
Value Equity Fund,
 Class A                                               8,105                   97
 Class I                                           1,214,948               14,385
High Yield Income Fund,
 Class I                                             344,231                3,731
Intermediate Government Bond Fund,
 Class I                                              20,750                  363
Intermediate Tax-Exempt Bond Fund,
 Class I                                           1,680,008               18,295
Short/Intermediate Bond Fund,
 Class I                                           1,040,718               10,969
Tax-Exempt Bond Fund,
 Class I                                             531,307                5,621
Insight Government Money Market Fund,
 Class A                                          72,649,382               72,649
 Class I                                         564,010,021              564,010
Insight Money Market Fund,
 Class A                                         196,846,341              196,846
 Class I                                         799,036,608              799,037
Insight Tax-Exempt Money Market Fund,
 Class A                                         102,383,348              102,383
 Class I                                          42,517,209               42,517

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS) (UNAUDITED)

     Purchases and sales of investment securities for all Funds except the Money Market Funds (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended June 30, 2011, were as follows:

                                                                PURCHASES        SALES
                                                               -----------    ----------
Balanced Allocation Fund                                       $   20,383     $   21,206
Core Equity Fund                                                   26,679         34,330
Emerging Markets Opportunities Fund                               824,722        185,322
Value Equity Fund                                                  43,958         55,438
High Yield Income Fund                                             11,922         10,221
Intermediate Government Bond Fund                                       -          6,062
Intermediate Tax-Exempt Bond Fund                                  23,346         28,497
Short/Intermediate Bond Fund                                       13,624         12,162
Tax-Exempt Bond Fund                                               30,941         40,454

     Purchases and sales of long-term U.S. Government and agency securities for Funds except the Money Market Funds during the period ended June 30, 2011, were as follows:

                                                                PURCHASES       SALES
                                                               -----------    ----------
Balanced Allocation Fund                                       $    5,278     $    5,125
Intermediate Government Bond Fund                                   9,805          7,657
Short/Intermediate Bond Fund                                       10,751         11,118

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2011

5.   CAPITAL SHARES

     (REPORTED IN THOUSANDS)

     Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:


                                              BALANCED ALLOCATION FUND                            CORE EQUITY FUND
                                     --------------------------------------------  ----------------------------------------------
                                        SIX MONTHS ENDED                                 SIX MONTHS ENDED
                                         JUNE 30, 2011             YEAR ENDED              JUNE 30, 2011          YEAR ENDED
                                         (UNAUDITED)           DECEMBER 31, 2010          (UNAUDITED)          DECEMBER 31, 2010
                                     --------------------      -------------------   ----------------------   -------------------
                                     SHARES      AMOUNT        SHARES     AMOUNT     SHARES         AMOUNT    SHARES      AMOUNT
                                    -------    ---------      -------    ---------  -------        --------  -------    ---------
CLASS I
Sale of shares                          255     $  3,577          463    $   5,810      269       $  5,083       538     $  8,885
Reinvestment of distributions            33          456           80        1,016        9            161        11          189
Shares repurchased                     (253)      (3,580)        (495)      (6,233)    (895)       (16,861)   (1,451)     (24,128)
                                    -------    ---------       ------   ----------   ------        --------    -------  ---------
Net Increase / (Decrease)                35     $    453           48    $     593     (617)      $(11,617)     (902)    $(15,054)
                                    =======    =========       ======   ==========   =======       ========    =======  =========
CLASS A
Sale of shares                           59     $    834          142    $   1,807      238       $  4,432       256     $  4,043
Reinvestment of distributions             3           42            9          120        2             34         1           22
Shares repurchased                     (186)      (2,583)        (133)      (1,672)     (72)        (1,354)     (245)      (4,127)
                                    --------    ---------       ------   ---------    -----      --------    -------    ---------
Net Increase / (Decrease)              (124)    $ (1,707)          18    $     255      168       $  3,112        12     $    (62)
                                    =======    =========       ======   ==========   =======       ========    =======  =========
CLASS C
Sale of shares                           12     $    166           23    $     286       10       $    187         6     $     90
Reinvestment of distributions           -(1)           2         --(1)           4       --             --        --           --
Shares repurchased                       (2)         (33)          (9)        (111)      (7)          (136)      (12)        (187)
                                    --------    ---------       ------   ---------    -----      --------    -------    ---------
Net Increase / (Decrease)                10     $    135           14    $     179        3       $     51        (6)    $    (97)
                                    =======    =========       ======   ==========   =======       ========    =======  =========

(1)  Amount less than 500.

                                           EMERGING MARKETS OPPORTUNITIES FUND                      VALUE EQUITY FUND
                                    ----------------------------------------------   --------------------------------------------
                                        SIX MONTHS ENDED                                 SIX MONTHS ENDED
                                         JUNE 30, 2011             YEAR ENDED              JUNE 30, 2011          YEAR ENDED
                                         (UNAUDITED)           DECEMBER 31, 2010          (UNAUDITED)          DECEMBER 31, 2010
                                    ---------------------    ---------------------   ----------------------   -------------------
                                     SHARES      AMOUNT        SHARES      AMOUNT      SHARES      AMOUNT      SHARES     AMOUNT
                                    --------   ----------    ---------   ---------   ---------  -----------   -------   ---------
CLASS I
Sale of shares                       70,520    $  631,497      64,027     $  541,680      779     $  9,093     1,189     $ 11,835
Reinvestment of distributions           582         5,375         372          2,959       45          519       107        1,082
Shares repurchased                  (12,866)     (115,234)     (8,748)       (71,906)  (1,676)     (19,453)   (4,880)     (49,592)
                                    --------   ----------      ------     ----------    ------    --------     ------    --------
Net Increase / (Decrease)            58,236    $  521,638      55,651     $  472,733     (852)    $ (9,841)   (3,584)    $(36,675)
                                    ========   ==========      ======     ==========    ======    ========     ======    ========
CLASS A
Sale of shares                       21,711    $  188,386      23,850     $  196,892       37     $    435        77     $    765
Reinvestment of distributions           130         1,168          51            375        2           28         7           68
Shares repurchased                   (7,727)      (66,683)     (4,664)       (37,445)     (80)        (932)     (538)      (5,399)
                                    --------   ----------      ------     ----------    ------    --------     ------    --------
Net Increase / (Decrease)            14,114    $  122,871      19,237     $  159,822      (41)    $   (469)     (454)    $ (4,566)
                                    ========   ==========      ======     ==========    ======    ========     ======    ========
CLASS C
Sale of shares                        2,495    $   21,319       3,832     $   31,495        4     $     51         5     $     49
Reinvestment of distributions            13           111           3             23       --           --      --(1)        --(1)
Shares repurchased                     (487)       (4,126)       (207)        (1,686)      (6)         (69)       (4)         (40)
                                    --------   ----------      ------     ----------    ------    --------     ------    --------
Net Increase / (Decrease)             2,021    $   17,304       3,628     $   29,832       (2)    $    (18)        1     $      9
                                    ========   ==========      ======     ==========    ======    ========     ======    ========

----------
(1)  Amount less than 500.

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                 JUNE 30, 2011

                                             HIGH YIELD INCOME FUND                        INTERMEDIATE GOVERNMENT BOND FUND
                                -------------------------------------------------    --------------------------------------------
                                   SIX MONTHS ENDED                                      SIX MONTHS ENDED
                                       JUNE 30,                  YEAR ENDED                  JUNE 30,             YEAR ENDED
                                         2011                    DECEMBER 31,                 2011               DECEMBER 31,
                                      (UNAUDITED)                   2010                   (UNAUDITED)                2010
                                -----------------------    -----------------------    ------------------------- -----------------
                                SHARES           AMOUNT    SHARES           AMOUNT    SHARES            AMOUNT   SHARES    AMOUNT
                                ------           ------    ------           -------   ------           --------  ------   --------
CLASS I
Sale of shares                      373          $ 4,068      695           $ 7,228      130            $ 2,260      395   $ 6,974
Reinvestment of distributions       136            1,493      305             3,177       16                286       46       809
Shares repurchased                 (259)          (2,836)    (739)           (7,748)    (250)            (4,342)    (512)   (9,011)
                                -------          -------   ------           -------    -----           --------   ------  --------
Net Increase / (Decrease)           250          $ 2,725      261           $ 2,657     (104)           $(1,796)     (71)  $(1,228)
                                =======          =======   ======           =======    =====           ========   ======  ========
CLASS A
Sale of shares                       10          $   106      144           $ 1,481       17            $   286      130   $ 2,300
Reinvestment of distributions         5               52        8                85        5                 95       18       319
Shares repurchased                 (127)          (1,379)     (20)             (210)    (142)            (2,471)    (365)   (6,392)
                                -------          -------   ------          -------    -----            --------   ------  --------
Net Increase / (Decrease)          (112)         $(1,221)     132           $ 1,356     (120)           $(2,090)    (217)  $(3,773)
                                =======          =======   ======           =======    =====           ========   ======  ========
CLASS C
Sale of shares                        3          $    27       25           $   263       --            $    --       --   $    --
Reinvestment of distributions         1                8        2                17       --                 --       --        --
Shares repurchased                  (16)            (171)      (3)              (29)      --                 --       --        --
                                -------          -------   ------           -------    -----           --------   ------  --------
Net Increase / (Decrease)           (12)         $  (136)      24           $   251       --            $    --       --   $    --
                                =======          =======   ======           =======    =====           ========   ======  ========

                                    INTERMEDIATE TAX-EXEMPT BOND FUND                        SHORT/INTERMEDIATE BOND FUND
                               -----------------------------------------------        ---------------------------------------------
                                 SIX MONTHS ENDED                                       SIX MONTHS ENDED
                                     JUNE 30,                     YEAR ENDED                JUNE 30,                 YEAR ENDED
                                       2011                      DECEMBER 31,                 2011                  DECEMBER 31,
                                    (UNAUDITED)                      2010                 (UNAUDITED)                   2010
                               ------------------------     -----------------------   ----------------------    -------------------
                                SHARES           AMOUNT     SHARES          AMOUNT    SHARES          AMOUNT     SHARES     AMOUNT
                               -------          --------    ------         --------   ------         -------     ------    --------
CLASS I
Sale of shares                     703          $  7,557     1,026         $ 11,278      396         $ 4,178       765     $  7,943
Reinvestment of distributions       33               360        52              577       70             739       185        1,942
Shares repurchased              (1,568)          (16,852)   (1,360)         (14,894)    (637)         (6,715)   (3,079)     (32,014)
                               -------          --------    ------         --------   ------         -------     -----     --------
Net Increase / (Decrease)         (832)         $ (8,935)     (282)        $ (3,039)    (171)        $(1,798)   (2,129)    $(22,129)
                               =======          ========    ======         ========   ======         =======     =====     ========
CLASS A
Sale of shares                     595          $  6,410     1,249         $ 13,740      486         $ 5,133       768     $  8,063
Reinvestment of distributions       17               187        26              289       13             137        25          259
Shares repurchased                (459)           (4,941)     (847)          (9,331)    (191)         (2,014)     (617)      (6,454)
                               -------          --------    ------         --------   ------         -------     -----     --------
Net Increase / (Decrease)          153          $  1,656       428         $  4,698      308         $ 3,256       176     $  1,868
                               =======          ========    ======         ========   ======         =======     =====     ========
CLASS C
Sale of shares                     100          $  1,080       650         $  7,132      206         $ 2,176       506     $  5,294
Reinvestment of distributions        6                64         9               95        6              61       10           102
Shares repurchased                (267)           (2,875)     (110)          (1,196)    (152)         (1,598)    (243)       (2,544)
                               -------          --------    ------         --------   ------         -------    -----     ---------
Net Increase / (Decrease)         (161)         $ (1,731)      549         $  6,031       60         $   639      273     $   2,852
                               =======          ========    ======         ========   ======         =======    =====     =========

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                 JUNE 30, 2011

                                         TAX-EXEMPT BOND FUND                          INSIGHT GOVERNMENT MONEY MARKET FUND
                                --------------------------------------            ------------------------------------------------
                                   SIX MONTHS ENDED                                 SIX MONTHS ENDED
                                       JUNE 30,          YEAR ENDED                     JUNE 30,                  YEAR ENDED
                                         2011           DECEMBER 31,                      2011                   DECEMBER 31,
                                      (UNAUDITED)           2010                       (UNAUDITED)                   2010
                                -------------------    ----------------           ----------------------      ---------------------
                                SHARES     AMOUNT      SHARES    AMOUNT           SHARES        AMOUNT       SHARES       AMOUNT
                                -------    ------      ------    ------           ------        ------       ------    ------------
CLASS I
Sale of shares                     955     $  9,901    3,355     $ 36,285          985,120     $ 985,120      615,271     $ 615,271
Reinvestment of distributions       45          469       62          668               --(1)         --(1)         6             6
Shares repurchased              (1,680)     (17,301)  (1,275)     (13,583)        ( 523,839)    (523,839)    (624,869)     (624,869)
                                ------    --------   ------     --------         --------      ---------    ---------    ----------
Net Increase / (Decrease)         (680)    $ (6,931)   2,142     $ 23,370          461,280     $ 461,281       (9,592)    $  (9,592)
                                ======     ========   ======     ========         ========     =========     ========     =========
CLASS A
Sale of shares                     919     $  9,532    3,561     $ 38,338          411,180     $ 411,180      795,968     $ 795,968
Reinvestment of distributions      103        1,069      169        1,815                4             4           17            17
Shares repurchased              (1,124)     (11,621)  (1,840)     (19,698)        (483,080)     (483,080)    (807,815)     (807,815)
                                ------    --------   ------     --------         --------      --------     --------     ----------
Net Increase / (Decrease)         (102)    $ (1,020)   1,890     $ 20,455          (71,896)    $ (71,896)     (11,830)    $ (11,830)
                                ======     ========   ======     ========         ========     =========     ========     =========
CLASS C
Sale of shares                     107     $  1,114    1,315     $ 14,152               --     $      --           --     $      --
Reinvestment of distributions       19          196       24          254               --            --           --            --
Shares repurchased                (237)      (2,458)    (208)      (2,212)              --            --           --            --
                                ------    --------    ------     --------         --------      --------     --------     ---------
Net Increase / (Decrease)         (111)    $ (1,148)   1,131     $ 12,194               --     $      --           --     $      --
                                ======     ========   ======     ========         ========     =========     ========     =========

                                   INSIGHT MONEY MARKET FUND                       INSIGHT GOVERNMENT MONEY MARKET FUND
                     ----------------------------------------------------     ----------------------------------------------------
                           SIX MONTHS ENDED                                     SIX MONTHS ENDED
                               JUNE 30,                 YEAR ENDED                  JUNE 30,                   YEAR ENDED
                                 2011                  DECEMBER 31,                   2011                    DECEMBER 31,
                             (UNAUDITED)                   2010                   (UNAUDITED)                     2010
                    -------------------------   --------------------------    ---------------------     ---------------------------
                      SHARES        AMOUNT         SHARES          AMOUNT      SHARES        AMOUNT        SHARES         AMOUNT
                    ----------     ----------   ----------      ----------    --------     ---------    -----------     -----------
CLASS I
Sale of shares       1,348,285     $ 1,348,285    2,657,482     $ 2,657,482    118,222     $ 118,222        842,219     $   842,219
Reinvestment
 of distributions          127             127          402             402         --(1)         --(1)           1              1
Shares
repurchased         (1,868,239)     (1,868,239)  (3,176,298)     (3,176,298)  (648,047)     (648,047)    (1,082,571)     (1,082,571)
                    ----------      ----------   ----------      ----------    -------      --------     ----------      ----------
Net Increase
 / (Decrease)         (519,827)    $  (519,827)    (518,414)    $  (518,414)  (529,825)    $(529,825)      (240,351)    $  (240,351)
                    ----------      ----------   ----------      ----------    -------      --------     ----------      ----------
CLASS A
Sale of shares       1,023,213     $ 1,023,213    1,798,802     $ 1,798,802    103,798     $ 103,798        232,779     $   232,779
Reinvestment
 of distributions           18              18           37              37          5             5             10              10
Shares
repurchased         (1,146,704)     (1,146,704)  (1,946,942)     (1,946,942)  (112,963)     (112,963)      (319,653)       (319,653)
                    ----------      ----------   ----------      ----------    -------      --------     ----------      ----------
Net Increase
 / (Decrease)         (123,473)    $  (123,473)    (148,103)    $  (148,103)    (9,160)    $  (9,160)       (86,864)    $   (86,864)
                    ==========     ===========   ==========     ===========    =======     =========     ==========     ===========

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                           JUNE 30, 2011 (Unaudited)

6.   10% SHAREHOLDERS

     As of June 30, 2011, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below:

                                   % OF SHARES        NUMBER
                                   OUTSTANDING      OF ACCOUNTS
                                   -----------      -----------
Balanced Allocation Fund               99%               2
Core Equity Fund                       68                2*
Emerging Markets
  Opportunities Fund                   28                2
Value Equity Fund                      65                1
High Yield Income Fund                 86                2
Intermediate Government
  Bond Fund                .           70                1

Intermediate Tax-Exempt
  Bond Fund                            34%               2*
Short/Intermediate Bond Fund           40                1
Insight Government Money
  Market Fund                          84                1*
Insight Money Market Fund              63                1*
Insight Tax-Exempt Money
  Market Fund                          53                2*

----------
*     Includes affiliated shareholder accounts.

7.   CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

     Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations inthese sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors. At June 30, 2011, certain Funds held securities issued by various companies in specific sectors or countries as detailed below:

                                                             PERCENTAGE OF TOTAL
FUND                                         SECTOR               INVESTMENTS
-----------------------------------      ----------------    -------------------
Emerging Markets Opportunities Fund      Consumer Staples            36%

8.   INDEMNIFICATIONS

     Under the Funds' organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

9.   ILLIQUID AND RESTRICTED SECURITIES
     ($ REPORTED IN THOUSANDS)

     Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At June 30, 2011, the Funds did not hold any restricted securities.

     Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

                              VIRTUS INSIGHT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                           JUNE 30, 2011 (Unaudited)

10.  FEDERAL TAX INFORMATION
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     At June 30, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund noted below were as follows:

                                                                                            NET UNREALIZED
                                                FEDERAL     UNREALIZED      UNREALIZED      APPRECIATION
FUND                                            TAX COST    APPRECIATION   (DEPRECIATION)  (DEPRECIATION)
----                                           ----------  -------------   --------------  --------------
Balanced Allocation Fund.....................  $   68,535   $     9,366     $   (1,499)     $     7,867
Core Equity Fund.............................      74,347        14,070         (1,224)          12,846
Emerging Markets Opportunities Fund..........   1,589,836       255,192        (12,592)         242,600
Value Equity Fund............................     132,540        18,604         (2,410)          16,194
High Yield Income Fund.......................      49,889         2,443           (128)           2,315
Intermediate Government Bond Fund............      27,772         1,096           (276)             820
Intermediate Tax-Exempt Bond Fund............      80,806         2,380         (1,837)             543
Short/Intermediate Bond Fund.................      82,240         2,311         (3,530)          (1,219)
Tax-Exempt Bond Fund.........................     132,326         4,951         (1,478)           3,473

     The Funds have capital-loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                              EXPIRATION YEAR
                                             ---------------------------------------------------------------------------------
                                             2011     2012     2013     2014     2015      2016     2017      2018      TOTAL
                                             -----   ------   ------   ------   ------    ------  ---------  ------   --------
Balanced Allocation Fund...................  $  --   $   --   $   --   $   --   $   --    $   --   $  5,677  $   --   $  5,677
Core Equity Fund...........................     --       --       --       --       --        --     11,062      --     11,062
Emerging Markets Opportunities Fund........     --       --       --       --       --        --         --      --         --
Value Equity Fund..........................     --       --       --       --       --     1,974     29,091      --     31,065
High Yield Income Fund.....................     --       --       --    2,135       --     7,285      6,502      --     15,922
Intermediate Government Bond Fund..........     --       --       --       --       --        --         --      --         --
Intermediate Tax-Exempt Bond Fund..........     --       --       --       --       --       378      1,422      --      1,800
Short/Intermediate Bond Fund...............    232       --    1,270      823    1,171        --      1,169      --      4,665
Tax-Exempt Bond Fund.......................     --       --       --       --       --       483        794      --      1,277
Insight Government Money Market Fund ......     --       --       --       --       --        --         --      --         --
Insight Money Market Fund..................     --       --       --       --       --        --         --      --         --
Insight Tax-Exempt Money Market Fund.......     --       --       --       --       --        --          2      --          2

     The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

11.  RECENT ACCOUNTING PRONOUNCEMENTS

     In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

12.  SUBSEQUENT EVENT EVALUATION

     Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires disclosure in the financial statements.

     The Board of Trustees of the Virtus Insight Trust (the "Board"), on behalf of the Virtus Intermediate Tax-Exempt Bond Fund, has unanimously approved an Agreement and Plan of Reorganization ("Agreement"). The Agreement proposes the combination of the Virtus Intermediate Tax-Exempt Bond Fund, a series of the Virtus Insight Trust, with and into the Virtus Tax-Exempt Bond Fund, a series of the Virtus Insight Trust. The Plan of Reorganization information and a prospectus/proxy statement will be distributed to shareholders of the Virtus Intermediate Tax-Exempt Bond Fund in the third quarter of 2011.

VIRTUS INSIGHT TRUST
101 Munson Street
Greenfield, MA 01301

TRUSTEES                                                 INVESTMENT ADVISER
George R. Aylward                                        Virtus Investment Advisers, Inc.
Leroy Keith, Jr.                                         100 Pearl Street
Philip R. McLoughlin, Chairman                           Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                           PRINCIPAL UNDERWRITER
Richard E. Segerson                                      VP Distributors, Inc.
Ferdinand L.J. Verdonck                                  100 Pearl St.
                                                         Hartford, CT 06103-4506

OFFICERS
George R. Aylward, President                             TRANSFER AGENT
Francis G. Waltman, Senior Vice President                VP Distributors, Inc.
Nancy J. Engberg, Vice President and                     100 Pearl Street
  Chief Compliance Officer                               Hartford, CT 06103-4506
W. Patrick Bradley, Vice President, Chief Financial
  Officer and Treasurer                                  CUSTODIAN
Kevin J. Carr, Vice President, Chief Legal Officer,      The Bank of New York Mellon
  Counsel and Secretary                                  One Wall Street
                                                         New York, NY 10005-2588

                                                         HOW TO CONTACT US
                                                         Mutual Fund Services                  1-800-243-1574
                                                         Adviser Consulting Group              1-800-243-4361
                                                         Telephone Orders                      1-800-367-5877
                                                         Text Telephone                        1-800-243-1926
                                                         Web site                                  VIRTUS.COM

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

(VIRTUS LOGO)

                                                                   PRSRT STD
                                                                 U.S. POSTAGE
          P.O. Box 9874                                              PAID
     Providence, RI 02940-8074                                    LANCASTER,
                                                                      PA
                                                                  PERMIT 1793


For more information about Virtus mutual funds,

please call your financial representative, or contact us

at 1-800-243-1574 or VIRTUS.COM.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)    Not applicable.

     (a)(2)    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  Virtus Insight Trust


By (Signature and Title)*      /s/ George R. Aylward
                          ---------------------------------------
                               George R. Aylward, President
                               (principal executive officer)

Date September 6, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ George R. Aylward
                          ---------------------------------------
                               George R. Aylward, President
                               (principal executive officer)

Date September 6, 2011


By (Signature and Title)*      /s/ W. Patrick Bradley
                          ----------------------------------------
                               W. Patrick Bradley, Chief Financial
                               Officer and Treasurer
                               (principal financial officer)

Date September 6, 2011


* Print the name and title of each signing officer under his or her signature.